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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

2005 Semiannual Report

STOCK FUNDS

First American Stock Funds

Stocks are shares of ownership that a company sells in order to raise money to run its business. As an owner or shareholder, you take part in the company’s achievements and failures.

Stocks and stock funds offer you a number of options. Some are defined by the size of the companies they invest in, some by the style of the company, and others by where they invest – by geographic location or by industry. Because the various types of stocks outperform and underperform at different times, dividing your money among several types of stocks may help smooth out your portfolio’s returns.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You’ll also find college and retirement planning tools and general investor education.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

Sector Funds
Schedule of Investments	28
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
International Fund
Schedule of Investments	40
Statement of Assets and Liabilities	42
Statement of Operations	43
Statement of Changes in Net Assets	44
Financial Highlights	46
Small Cap Funds
Schedule of Investments	48
Statements of Assets and Liabilities	58
Statements of Operations	59
Statements of Changes in Net Assets	60
Financial Highlights	62
Mid Cap Funds
Schedule of Investments	68
Statements of Assets and Liabilities	74
Statements of Operations	75
Statements of Changes in Net Assets	76
Financial Highlights	78
Large Cap Funds
Schedule of Investments	82
Statements of Assets and Liabilities	91
Statements of Operations	92
Statements of Changes in Net Assets	94
Financial Highlights	96
Growth & Income Funds
Schedule of Investments	100
Statements of Assets and Liabilities	111
Statements of Operations	112
Statements of Changes in Net Assets	113
Financial Highlights	114

Notes to Financial Statements	118
Notice to Shareholders	133

Real Estate Securities fund

Expense Example

As a shareholder of the Real Estate Securities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,095.20	$6.43
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19
Class B Actual	$1,000.00	$1,091.20	$10.32
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class C Actual	$1,000.00	$1,091.40	$10.32
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class R Actual	$1,000.00	$1,093.50	$7.72
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class Y Actual	$1,000.00	$1,096.50	$5.12
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

*Expenses are equal to the fund's annualized expense ratio of 1.23%, 1.98%, 1.98%, 1.48% and 0.98% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Real Estate Securities fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Simon Property Group	5.4%
Equity Office Properties Trust	4.1%
Vornado Realty Trust	3.7%
Public Storage	3.2%
Starwood Hotels & Resorts Worldwide	3.2%
Camden Property Trust	2.9%
Prologis	2.6%
Hilton Hotels	2.3%
Lasalle Hotel Properties	2.2%
Highwoods Properties	2.1%

Sector Allocation as of March 31, 2005[1] (% of net assets)

Office	21.9%
Hotels	17.3%
Apartments	11.9%
Community Centers	8.8%
Malls	8.7%
Diversified	7.8%
Specialty	6.3%
Industrial	5.9%
Self-Storage	3.2%
Health Care	2.7%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Technology fund

Expense Example

As a shareholder of the Technology Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,047.30	$6.28
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19
Class B Actual	$1,000.00	$1,044.30	$10.09
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class C Actual	$1,000.00	$1,043.40	$10.09
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class Y Actual	$1,000.00	$1,048.30	$5.00
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

*Expenses are equal to the fund's annualized expense ratio of 1.23%, 1.98%, 1.98% and 0.98% for Class A, Class B, Class C and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Technology fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
United Defense Industries	1.6%
Progress Software	1.3%
IXYS	1.3%
Jabil Circuit	1.2%
Western Digital	1.2%
Coherent	1.2%
Arris Group	1.2%
Komag	1.2%
Marvell Technology Group	1.2%
Precision Castparts	1.2%

Sector Allocation as of March 31, 2005[1] (% of net assets)

Communications Equipment	16.5%
Semiconductors	15.4%
Software	14.5%
Aerospace & Defense	12.7%
Electrical Equipment & Instruments	8.7%
Computer Storage & Peripherals	8.6%
IT Services	7.3%
Healthcare Equipment & Supplies	5.1%
Internet Software & Services	3.0%
Wireless Telecommunications Services	2.4%
Diversified Telecommunications Services	2.0%
Machinery	1.1%
Household Durables	1.0%
Pharmaceuticals	0.9%
Electrical Equipment	0.3%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

International fund

Expense Example

As a shareholder of the International Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,117.20	$8.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05
Class B Actual	$1,000.00	$1,113.50	$12.38
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.21	$11.80
Class C Actual	$1,000.00	$1,113.70	$12.38
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.21	$11.80
Class R Actual	$1,000.00	$1,115.70	$9.76
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class Y Actual	$1,000.00	$1,119.30	$7.13
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79

*Expenses are equal to the fund's annualized expense ratio of 1.60%, 2.35%, 2.35%, 1.85% and 1.35% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

International fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Total	4.3%
Eni	3.5%
Vodafone	3.3%
HSBC	2.8%
GlaxoSmithKline	2.4%
Royal Bank of Scotland	2.4%
Tesco	2.1%
UBS	2.1%
Roche	2.1%
Compagnie de Saint-Gobain	1.7%

Country Allocation as of March 31, 2005[1] (% of net assets)

Great Britain	29.0%
Japan	17.8%
France	10.2%
Switzerland	10.1%
Germany	5.9%
Netherlands	4.7%
Italy	3.9%
Spain	3.1%
Australia	2.6%
Belgium	2.2%
South Korea	1.5%
Brazil	1.4%
Finland	1.0%
Sweden	0.9%
Hong Kong	0.8%
Mexico	0.8%
Ireland	0.7%
South Africa	0.2%

1Fund holdings and country allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Growth Opportunities fund

Expense Example

As a shareholder of the Small Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,139.00	$10.29
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70
Class B Actual	$1,000.00	$1,134.70	$14.26
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,011.57	$13.44
Class C Actual	$1,000.00	$1,134.70	$14.26
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,011.57	$13.44
Class R Actual	$1,000.00	$1,139.20	$11.63
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,014.06	$10.95
Class Y Actual	$1,000.00	$1,139.80	$8.96
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.45

*Expenses are equal to the fund's annualized expense ratio of 1.93%, 2.68%, 2.68%, 2.18% and 1.68% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Growth Opportunities fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Polycom	3.5%
ADTRAN	3.4%
Spanish Broadcasting System	3.3%
Encore Medical	3.0%
Digitas	2.4%
Marvel Enterprises	2.3%
Energy Conversion Devices	2.2%
Guess?	2.2%
Sunstone Hotel Investors	1.9%
Applied Films	1.9%

Sector Allocation as of March 31, 2005[1] (% of net assets)

Information Technology	30.7%
Consumer Discretionary	20.4%
Health Care	19.7%
Industrials	9.3%
Energy	8.1%
Financials	8.1%
Telecommunication Services	1.4%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Select fund

Expense Example

As a shareholder of the Small Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,079.70	$6.27
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09
Class B Actual	$1,000.00	$1,075.20	$10.14
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85
Class C Actual	$1,000.00	$1,076.00	$10.14
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85
Class R Actual	$1,000.00	$1,078.60	$7.57
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34
Class Y Actual	$1,000.00	$1,081.20	$4.98
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.84

*Expenses are equal to the fund's annualized expense ratio of 1.21%, 1.96%, 1.96%, 1.46% and 0.96% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Select fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Marvel Enterprises	2.6%
Century Aluminum	2.4%
Olin	2.2%
Chicago Bridge & Iron	2.0%
Logitech International	1.9%
Labor Ready	1.8%
Sierra Health Services	1.8%
NBTY	1.8%
AirTran	1.8%
Scientific Games, Cl A	1.7%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Information Technology	18.2%
Financials	17.7%
Industrials	17.5%
Consumer Discretionary	15.9%
Health Care	13.4%
Energy	6.7%
Materials	5.3%
Consumer Staples	1.8%
Telecommunication Services	0.8%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Value fund

Expense Example

As a shareholder of the Small Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,101.70	$6.45
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.19
Class B Actual	$1,000.00	$1,097.40	$10.35
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class C Actual	$1,000.00	$1,097.70	$10.36
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.06	$9.95
Class R Actual	$1,000.00	$1,100.60	$7.75
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class Y Actual	$1,000.00	$1,102.80	$5.14
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

*Expenses are equal to the fund's annualized expense ratio of 1.23%, 1.98%, 1.98%, 1.48% and 0.98% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Value fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Men's Wearhouse	2.1%
First Republic Bank – California	2.0%
Steiner Leisure	1.7%
CLARCOR	1.7%
BISYS Group	1.7%
Sky Financial Group	1.6%
ESCO Technologies	1.6%
Toro	1.5%
CBL & Associates Properties (REIT)	1.4%
Moog, Cl A	1.4%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Financials	30.4%
Industrials	20.1%
Consumer Discretionary	11.1%
Information Technology	8.4%
Energy	8.2%
Materials	8.0%
Health Care	5.9%
Utilities	5.2%
Consumer Staples	1.5%
Telecommunication Services	0.7%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Growth Opportunities fund

Expense Example

As a shareholder of the Mid Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,146.40	$6.42
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class B Actual	$1,000.00	$1,142.30	$10.42
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class C Actual	$1,000.00	$1,142.20	$10.41
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class R Actual	$1,000.00	$1,145.40	$7.76
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29
Class Y Actual	$1,000.00	$1,147.90	$5.09
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

*Expenses are equal to the fund's annualized expense ratio of 1.20%, 1.95%, 1.95%, 1.45% and 0.95% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Growth Opportunities fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
NCR	5.0%
Investors Financial Services	3.2%
PerkinElmer	3.0%
Dun & Bradstreet	2.8%
Fisher Scientific International	2.7%
Aetna	2.5%
Marvel Enterprises	2.5%
Adobe Systems	2.5%
L-3 Communications Holdings	2.4%
Caremark Rx	2.3%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Information Technology	26.3%
Health Care	23.1%
Consumer Discretionary	17.8%
Industrials	10.8%
Energy	8.1%
Financials	7.2%
Consumer Staples	3.2%
Materials	1.1%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Value fund

Expense Example

As a shareholder of the Mid Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,148.20	$6.43
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class B Actual	$1,000.00	$1,144.00	$10.42
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class C Actual	$1,000.00	$1,144.20	$10.42
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80
Class R Actual	$1,000.00	$1,146.40	$7.76
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29
Class Y Actual	$1,000.00	$1,149.60	$5.09
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78

*Expenses are equal to the fund's annualized expense ratio of 1.20%, 1.95%, 1.95%, 1.45% and 0.95% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Value fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
National-Oilwell	2.2%
Eaton	1.9%
Constellation Energy	1.9%
Sherwin Williams	1.8%
North Fork Bancorp	1.8%
NCR	1.8%
American Standard	1.8%
Valero Energy	1.8%
Northern Trust	1.8%
Clorox	1.8%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Financials	21.5%
Consumer Discretionary	15.8%
Utilities	11.3%
Materials	10.6%
Energy	10.2%
Information Technology	9.8%
Industrials	9.4%
Consumer Staples	4.9%
Health Care	4.8%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Growth Opportunities fund

Expense Example

As a shareholder of the Large Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,058.10	$5.90
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B Actual	$1,000.00	$1,054.70	$9.73
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C Actual	$1,000.00	$1,054.00	$9.73
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class R Actual	$1,000.00	$1,057.10	$7.18
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y Actual	$1,000.00	$1,059.70	$4.62
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*Expenses are equal to the fund's annualized expense ratio of 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Growth Opportunities fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Wal-Mart Stores	3.9%
Unitedhealth Group	3.2%
Johnson & Johnson	3.2%
Dell	2.9%
Intel	2.8%
PepsiCo	2.7%
NCR	2.6%
3M	2.6%
Procter & Gamble	2.4%
Zimmer Holdings	2.2%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Information Technology	30.1%
Health Care	23.0%
Industrials	11.3%
Consumer Discretionary	10.9%
Financials	10.1%
Consumer Staples	9.4%
Energy	4.1%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Select fund

Expense Example

As a shareholder of the Large Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,102.60	$6.03
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B Actual	$1,000.00	$1,099.80	$9.95
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C Actual	$1,000.00	$1,098.90	$9.94
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class R Actual	$1,000.00	$1,101.80	$7.34
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y Actual	$1,000.00	$1,104.40	$4.72
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*Expenses are equal to the fund's annualized expense ratio of 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Select fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Johnson & Johnson	4.5%
Wyeth	4.0%
Wells Fargo	3.8%
Intel	3.7%
Pfizer	3.7%
Goldman Sachs Group	3.5%
General Electric	3.4%
Exxon Mobil	3.0%
Verizon Communications	2.9%
Time Warner	2.7%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Information Technology	21.4%
Health Care	16.3%
Financials	13.3%
Consumer Discretionary	13.1%
Industrials	11.6%
Energy	10.9%
Consumer Staples	6.9%
Telecommunication Services	2.9%
Utilities	1.1%
Materials	0.7%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Value fund

Expense Example

As a shareholder of the Large Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,101.70	$6.03
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B Actual	$1,000.00	$1,097.40	$9.94
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C Actual	$1,000.00	$1,097.40	$9.94
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class R Actual	$1,000.00	$1,099.60	$7.33
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y Actual	$1,000.00	$1,102.80	$4.72
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*Expenses are equal to the fund's annualized expense ratio of 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Value fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Exxon Mobil	4.9%
Bank of America	4.0%
Citigroup	3.6%
General Electric	3.3%
Time Warner	2.9%
Dow Chemical	2.7%
Altria Group	2.6%
Halliburton	2.4%
Emerson Electric	2.2%
BP, ADR	2.1%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Financials	25.6%
Energy	15.4%
Consumer Discretionary	11.1%
Industrials	10.6%
Information Technology	8.9%
Materials	7.0%
Consumer Staples	6.6%
Health Care	5.8%
Utilities	4.7%
Telecommunication Services	3.4%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced fund

Expense Example

As a shareholder of the Balanced Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,076.60	$5.44
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class B Actual	$1,000.00	$1,073.10	$9.30
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class C Actual	$1,000.00	$1,071.90	$9.30
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class R Actual	$1,000.00	$1,074.20	$6.72
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54
Class Y Actual	$1,000.00	$1,077.80	$4.14
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*Expenses are equal to the fund's annualized expense ratio of 1.05%, 1.80%, 1.80%, 1.30% and 0.80% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
Johnson & Johnson	2.6%
Wyeth	2.4%
Wells Fargo	2.2%
Intel	2.2%
Pfizer	2.2%
Goldman Sachs	2.1%
General Electric	2.0%
Exxon Mobil	1.8%
Verizon Communications	1.7%
Time Warner	1.6%

Portfolio Allocation as of March 31, 2005[1] (% of net assets)
Stocks	62.7%
Bonds	36.9%
Cash Equivalents	3.0%

1Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Income fund

Expense Example

As a shareholder of the Equity Income Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004, to March 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/1/2004)	Ending Account Value (3/31/2005)	Expenses Paid During Period* (10/1/2004 to 3/31/2005)
Class A Actual	$1,000.00	$1,061.80	$5.91
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B Actual	$1,000.00	$1,058.20	$9.75
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C Actual	$1,000.00	$1,058.10	$9.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class R Actual	$1,000.00	$1,059.60	$7.19
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Class Y Actual	$1,000.00	$1,063.50	$4.63
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*Expenses are equal to the fund's annualized expense ratio of 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Income fund continued

Top 10 Companies as of March 31, 2005[1] (% of net assets)
General Electric	3.8%
Exxon Mobil	3.5%
Microsoft	2.9%
Pfizer	2.7%
Wyeth	2.7%
Citigroup	2.6%
Bank of America	2.3%
American International Group	2.0%
Johnson & Johnson	2.0%
Wachovia	1.9%

Sector Allocation as of March 31, 2005[1] (% of net assets)
Financials	19.7%
Health Care	13.2%
Industrials	12.5%
Energy	12.3%
Information Technology	10.7%
Consumer Staples	8.7%
Consumer Discretionary	7.1%
Materials	6.5%
Telecommunication Services	4.3%
Utilities	3.3%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 94.5% (a)
Real Estate Investment Trusts – 94.5%
Apartments – 11.9%
Archstone-Smith Trust (b)	337,820	$11,523
Avalonbay Communities (b)	167,650	11,214
Camden Property Trust	359,984	16,930
Education Realty Trust*	484,150	8,051
Essex Property Trust (b)	153,040	10,575
Home Properties	279,350	10,839
		69,132
Community Centers – 8.8%
Acadia Realty Trust	362,610	5,831
Developers Diversified Realty (b)	279,553	11,112
Federal Realty Investment Trust (b)	115,750	5,596
Kimco Realty (b)	217,200	11,707
Pan Pacific Retail Properties (b)	147,180	8,352
Regency Centers (b)	172,010	8,193
		50,791
Diversified – 7.8%
Cousins Properties	194,300	5,027
Forest City Enterprises, Cl A	128,100	8,173
Trizec Properties (b)	568,000	10,792
Vornado Realty Trust (b)	309,910	21,467
		45,459
Health Care – 2.7%
LTC Properties	451,450	7,833
Ventas (b)	311,040	7,764
		15,597
Hotels – 17.3%
Ashford Hospitality Trust*	200,080	2,041
Equity Inns	524,750	5,788
Gaylord Entertainment* (b)	212,540	8,587
Great Wolf Resorts*	274,950	6,860
Hilton Hotels	608,470	13,599
Host Marriott* (b)	733,470	12,146
Innkeepers USA Trust	624,800	8,066
Lasalle Hotel Properties	438,710	12,744
Marriott International, Cl A (b)	182,620	12,210
Starwood Hotels & Resorts Worldwide	307,510	18,460
		100,501
Industrials – 5.9%
Catellus Development (b)	208,220	5,549
Centerpoint Properties Trust (b)	159,980	6,559
EastGroup Properties	185,160	6,981
Prologis	407,880	15,132
		34,221
Malls – 8.7%
CBL & Associates Properties (b)	81,370	5,819
Macerich (b)	146,270	7,793
Mills (b)	102,930	5,445
Simon Property Group (b)	517,640	31,359
		50,416
Office – 21.9%
BioMed Realty Trust	339,670	6,997
Boston Properties (b)	192,520	11,595
Brandywine Realty Trust	305,480	8,676

Real Estate Securities Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Brookfield Properties (b)	314,150	$12,095
Equity Office Properties Trust	779,350	23,482
Highwoods Properties (b)	461,250	12,371
Kilroy Realty (b)	290,950	11,903
Maguire Properties	231,020	5,517
Parkway Properties	121,520	5,675
Pennsylvania	141,060	5,688
Prentiss Properties Trust	325,240	11,110
Reckson Associates Realty (b)	186,460	5,724
SL Green Realty (b)	105,160	5,912
		126,745
Self Storage – 3.2%
Public Storage (b)	325,760	18,549
Specialty Real Estate – 6.3%
Alexander & Baldwin (b)	198,550	8,180
Capital Automotive (b)	328,260	10,872
CB Richard Ellis Group*	169,430	5,928
Equity Lifestyle Properties	150,830	5,317
Global Signal	203,800	6,106
		36,403
Total Real Estate Investment Trusts		547,814
Total Common Stocks (Cost $472,087)		547,814
Private Real Estate Companies – 0.1%
Beacon Capital* (c) (d)	33,750	88
Newcastle Investment Holdings* (c) (d)	35,000	210
Wyndham International* (c) (d)	2,315	52
Wyndham Voting Trust* (c) (d)	1,325	30
Total Private Real Estate Companies (Cost $813)		380
Affiliated Money Market Fund – 5.1%
First American Prime Obligations Fund, Cl Z (e)	29,601,484	29,601
Total Affiliated Money Market Fund (Cost $29,601)		29,601
Investments Purchased with Proceeds from Securities Lending – 40.1%
Commercial Paper – 9.3%
Bluegrass 2.904%, 11/18/05	$841	841
Cable Beach 2.642%, 4/11/05	2,103	2,102
Concord Minutemen Capital
2.810%, 4/13/05	2,019	2,019
2.750%, 4/07/06	6,310	6,310
Descartes Funding Trust 2.810%, 11/15/05	2,103	2,103
Duke Funding VI
2.794%, 4/05/05	1,069	1,068
2.823%, 4/11/05	2,948	2,946
2.833%, 4/15/05	1,262	1,262
Independence 2.880%, 10/17/05	2,495	2,495
Laguna ABS/Laguna Corp
2.736%, 4/04/05	2,103	2,103
2.728%, 5/02/05	2,103	2,098

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Real Estate Securities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lakeside Funding 2.800%, 4/08/05	$3,366	$3,366
Leaf's LLC 2.860%, 4/20/05	2,314	2,314
Liquid Funding 2.840%, 5/25/05	2,103	2,103
Main Street Warehouse 2.837%, 4/22/05	4,207	4,200
Morgan Stanley
2.955%, 7/25/05	4,207	4,207
2.393%, 9/09/05	1,262	1,262
Orchard Park
2.846%, 10/06/05	926	926
2.827%, 1/06/06	4,230	4,230
Sigma Finance
2.945%, 5/17/05	126	126
2.945%, 5/17/05	294	294
2.945%, 5/17/05	421	421
Thornburg Mortgage
2.716%, 4/01/05	2,945	2,945
2.756%, 4/07/05	2,103	2,102
Total Commercial Paper		53,843
Corporate Obligations – 10.8%
Allstate Life Global
2.800%, 10/14/05	1,052	1,052
2.860%, 10/14/05	4,207	4,207
Bayer Landbank NY
2.840%, 6/24/05	1,893	1,893
2.840%, 6/24/05	2,103	2,104
Blue Heron Funding 2.880%, 5/18/05	1,178	1,178
Castle Hill III 3.050%, 9/15/15	1,262	1,262
Cheyne High Grade 2.280%, 11/10/39	2,103	2,103
Depfa Bank PLC 2.990%, 6/15/05	2,103	2,103
Duke Funding VI 2.680%, 4/08/05	2,545	2,545
General Electric Capital Corporation 2.860%, 7/09/07	2,103	2,106
Jackson National Life 2.810%, 4/15/05	2,103	2,103
Jefferson Pilot 2.860%, 8/17/05	2,104	2,104
LaSalle Bank NA 2.900%, 8/01/05	1,052	1,051
Liquid Funding 2.850%, 6/28/05	1,893	1,893
Merrill Lynch 2.750%, 10/01/05	4,207	4,208
Metlife Global Funding
2.850%, 10/14/05	2,524	2,525
2.890%, 4/28/08	1,767	1,768
Morgan Stanley 2.890%, 12/26/08	2,103	2,104
Natexis Banq NY
2.130%, 7/12/05	631	631
2.955%, 7/12/05	2,314	2,314
Northlake CDO 3.030%, 9/06/05	1,262	1,262

Real Estate Securities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Park Place Resecuritization 2.900%, 5/25/05	$1,930	$1,926
Premium Asset Trust
2.810%, 5/13/05	1,178	1,178
2.760%, 7/01/05	6,268	6,268
2.820%, 10/14/05	1,683	1,683
REMAC 1.867%, 9/29/05	2,160	2,169
RMAC 2.790%, 6/12/05	2,142	2,142
SMM Trust 2004 1.930%, 9/23/05	2,307	2,307
Westlb AG New York 2.780%, 3/10/15	2,103	2,103
Total Corporate Obligations		62,292
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	1,698,547	1,699
Total Money Market Funds		1,699
Other Short-Term Investments – 2.9%
ARLO III 3.010%, 9/28/05	$6,311	6,311
Commonwealth Life 3.115%, 4/01/05 (f)	2,124	2,124
General Electric Capital Assurance 2.770%, 4/01/05	841	841
HBOS Treasury Services 2.710%, 11/01/05	2,314	2,315
ING USA Annuity & Life 2.180%, 6/30/05	5,469	5,469
Total Other Short-Term Investments		17,060
Repurchase Agreements – 16.8%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $4,207,289 (collateralized by various securities: Total market value $4,317,708)	4,207	4,207
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,264,363 (collateralized by commercial loans: Total market value $1,292,941)	1,262	1,262
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $8,414,550 (collateralized by various securities: Total market value $9,052,947)	8,414	8,414
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $10,518,180 (collateralized by collateralized U.S. government securities: Total market value $10,727,770)	10,517	10,517
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $841,455 (collateralized by collateralized mortgage obligations: Total market value $883,624)	842	842
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $841,455 (collateralized by collateralized mortgage obligations: Total market value $883,572)	841	841

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Real Estate Securities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $841,455 (collateralized by collateralized mortgage obligations: Total market value $883,486)	$841	$841
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $420,728 (collateralized by collateralized mortgage obligations: Total market value $441,812)	421	421
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $420,728 (collateralized by collateralized mortgage obligations: Total market value $441,812)	421	421
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $10,518,216 (collateralized by mortgage loans: Total market value $10,731,978)	10,517	10,517
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $9,466,395 (collateralized by mortgage loans: Total market value $9,658,785)	9,466	9,466
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,104,478 (collateralized by mortgage loans: Total market value $2,146,419)	2,104	2,104
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $8,414,552 (collateralized by collateralized mortgage obligations: Total market value $9,952,991)	8,414	8,414
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $6,310,935 (collateralized by mortgage loans: Total market value $6,436,607)	6,310	6,310
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $715,238 (collateralized by corporate securities: Total market value $786,750)	715	715
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $6,310,912 (collateralized by corporate securities: Total market value $6,626,052)	6,310	6,310
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $5,259,098 (collateralized by corporate securities: Total market value $5,521,758)	5,259	5,259
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,207,275 (collateralized by corporate securities: Total market value $4,417,482)	4,207	4,207
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,155,459 (collateralized by corporate securities: Total market value $3,313,123)	3,155	3,155

Real Estate Securities Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $841,456 (collateralized by corporate securities: Total market value $883,565)	$841	$841
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $12,201,094 (collateralized by U.S. government securities: Total market value $12,456,263)	12,200	12,200
Total Repurchase Agreements		97,264
Total Investments Purchased with Proceeds from Securities Lending (Cost $232,158)		232,158
Total Investments – 139.8% (Cost $734,659)		809,953
Other Assets and Liabilities, Net – (39.8)%		(230,489)
Total Net Assets – 100.0%		$579,464

* Non-income producing security

(a)  The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 7 in Notes to Financial Statements.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $224,468,535 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Security is considered illiquid or restricted. As of March 31, 2005, the value of these investments was $379,731 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $379,731 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Technology Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.5% (a)
Aerospace & Defense – 12.7%
Alliant Techsystems*	12,610	$901
Armor Holdings*	20,890	775
Aviall*	31,630	886
EDO	27,790	835
Elbit Systems (b)	18,120	423
Engineered Support Systems (b)	14,220	761
Goodrich	24,530	939
Hexcel*	53,290	826
Lockheed Martin (b)	14,820	905
Precision Castparts	12,510	963
Raytheon	23,110	894
United Defense Industries*	17,350	1,274
		10,382
Communications Equipment – 16.5%
Anaren*	63,060	765
Arris Group* (b)	145,760	1,007
Brooktrout*	70,710	795
Cisco Systems*	45,710	818
Comtech Telecommunications*	17,760	925
Comverse Technology* (b)	12,480	315
EFJ*	52,170	429
Extreme Networks*	143,610	846
Inter-Tel	32,670	800
Juniper Networks* (b)	37,740	833
NETGEAR*	55,220	833
Nokia, ADR, Cl A (b)	57,120	881
PC-tel*	114,480	843
QUALCOMM	24,590	901
Research in Motion*	11,490	878
Scientific-Atlanta	28,370	801
ViaSat*	43,870	820
		13,490
Computers & Peripherals – 8.6%
Apple Computer*	20,970	874
Dell*	21,110	811
EMC*	67,500	832
IBM	9,460	864
Komag* (b)	43,920	982
NCR* (b)	23,720	800
Storage Technology* (b)	28,310	872
Western Digital*	79,990	1,020
		7,055
Diversified Telecommunications Services – 2.0%
Compania Anonima Nacional Telefonos de Venezuela, ADR	22,050	417
Mahanagar Telephone	63,580	403
TDC (b)	19,900	418
Telecomunicacoes de Sao Paulo, ADR (b)	21,140	405
		1,643
Electrical Equipment – 0.3%
Color Kinetics*	25,400	256
Electronic Equipment & Instruments – 8.7%
Benchmark Electronics* (b)	27,920	889
Coherent*	29,930	1,010

Technology Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
CTS	33,770	$439
Flextronics International* (b)	63,540	765
Jabil Circuit* (b)	35,860	1,023
MTS Systems	26,420	767
Orbotech*	39,540	866
Paxar* (b)	36,210	773
SYNNEX*	36,560	637
		7,169
Health Care Equipment & Supplies – 5.1%
Bausch & Lomb (b)	12,000	880
PerkinElmer	38,540	795
STERIS*	36,200	914
Varian*	21,790	826
West Pharmaceutical Services	33,750	807
		4,222
Household Durables – 1.0%
Matsushita Electric (b)	58,500	861
Internet Software & Services – 3.0%
aQuantive*	56,320	623
Entrust*	227,910	855
Google* (b)	4,682	845
Hurray!*	12,000	101
		2,424
IT Services – 7.3%
Anteon International*	24,030	935
Carreker*	117,000	656
eFunds*	40,380	901
Fiserv* (b)	23,240	925
Infosys Technologies (b)	12,710	937
Perot Systems, Cl A*	57,800	777
Sykes Enterprises*	120,040	825
		5,956
Machinery – 1.1%
ESCO Technologies*	11,060	889
Pharmaceuticals – 0.9%
Alpharma, Cl A	58,340	719
Semiconductors & Semiconductor Equipment – 15.4%
Agere Systems*	548,410	784
Analog Devices (b)	23,820	861
Applied Materials*	51,180	832
ATI Technologies*	45,030	777
Broadcom, Cl A* (b)	26,970	807
Brooks Automation* (b)	50,280	763
Cohu	48,400	772
Freescale Semiconductor*	47,426	818
Integrated Device Technology*	72,100	867
IXYS*	91,020	1,041
Marvell Technology Group* (b)	25,410	974
Maxim Integrated Products	21,680	886
OmniVision Technologies* (b)	47,634	722
PortalPlayer* (b)	33,570	766
Texas Instruments (b)	35,624	908
		12,578

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Technology Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Software – 14.5%
Adobe Systems (b)	13,060	$877
Borland Software*	98,040	796
Captiva Software*	67,544	731
Compuware*	126,070	908
Concord Communications*	79,410	804
Geac Computer*	105,460	945
Hummingbird*	35,170	844
Ilog, ADR*	59,940	818
Intuit* (b)	21,110	924
MapInfo*	66,170	797
NetScout Systems*	20,280	90
Parametric Technology* (b)	151,550	847
Phoenix Technology*	56,100	534
Progress Software*	40,950	1,074
Reynolds & Reynolds, Cl A	31,620	856
		11,845
Wireless Telecommunications Services – 2.4%
InPhonic* (b)	34,120	775
Tele Centro Oeste Celular Participacoes, ADR (b)	39,420	391
Telephone & Data Systems (b)	10,180	831
		1,997
Total Common Stocks (Cost $80,056)		81,486
Affiliated Money Market Fund – 0.1%
First American Prime Obligations Fund, Cl Z (c)	71,255	71
Total Affiliated Money Market Fund (Cost $71)		71
Investments Purchased with Proceeds from Securities Lending – 25.1%
Commercial Paper – 5.8%
Bluegrass 2.904%, 11/18/05	$75	75
Cable Beach 2.642%, 4/11/05	187	187
Concord Minutemen Capital
2.810%, 4/13/05	179	179
2.750%, 4/07/06	560	560
Descartes Funding Trust 2.810%, 11/15/05	187	187
Duke Funding VI
2.794%, 4/05/05	95	95
2.823%, 4/11/05	262	262
2.833%, 4/15/05	112	112
Independence 2.880%, 10/17/05	221	221
Laguna ABS/Laguna Corp
2.736%, 4/04/05	187	187
2.728%, 5/02/05	187	186
Lakeside Funding 2.800%, 4/08/05	299	299
Leaf's LLC 2.860%, 4/20/05	205	205
Liquid Funding 2.840%, 5/25/05	187	187
Main Street Warehouse 2.837%, 4/22/05	373	373

Technology Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley
2.955%, 7/25/05	$373	$373
2.393%, 9/09/05	112	112
Orchard Park
2.846%, 10/06/05	82	82
2.827%, 1/06/06	376	376
Sigma Finance
2.945%, 5/17/05	11	11
2.945%, 5/17/05	26	26
2.945%, 5/17/05	37	37
Thornburg Mortgage
2.716%, 4/01/05	261	261
2.756%, 4/07/05	187	187
Total Commercial Paper		4,780
Corporate Obligations – 6.8%
Allstate Life Global
2.800%, 10/14/05	93	93
2.860%, 10/14/05	373	373
Bayer Landbank NY
2.840%, 6/24/05	168	168
2.840%, 6/24/05	187	187
Blue Heron Funding 2.880%, 5/18/05	105	105
Castle Hill III 3.050%, 9/15/15	112	112
Cheyne High Grade 2.280%, 11/10/39	187	187
Depfa Bank PLC 2.990%, 6/15/05	187	187
Duke Funding VI 2.680%, 4/08/05	226	226
General Electric Capital Corporation 2.860%, 7/09/07	187	187
Jackson National Life 2.810%, 4/15/05	187	187
Jefferson Pilot 2.860%, 8/17/05	187	187
LaSalle Bank NA 2.900%, 8/01/05	93	93
Liquid Funding 2.850%, 6/28/05	168	168
Merrill Lynch 2.750%, 10/01/05	373	374
Metlife Global Funding
2.850%, 10/14/05	224	224
2.890%, 4/28/08	157	157
Morgan Stanley 2.890%, 12/26/08	187	187
Natexis Banq NY
2.130%, 7/12/05	56	56
2.955%, 7/12/05	205	205
Northlake CDO 3.030%, 9/06/05	112	112
Park Place Resecuritization 2.900%, 5/25/05	171	171
Premium Asset Trust
2.810%, 5/13/05	104	104
2.760%, 7/01/05	556	556
2.820%, 10/14/05	149	149
REMAC 1.867%, 9/29/05	192	193

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Technology Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
RMAC 2.790%, 6/12/05	$190	$190
SMM Trust 2004 1.930%, 9/23/05	205	205
Westlb AG New York 2.780%, 3/10/15	187	187
Total Corporate Obligations		5,530
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	150,789	151
Total Money Market Funds		151
Other Short-Term Investments – 1.8%
ARLO III 3.010%, 9/28/05	$560	560
Commonwealth Life 3.115%, 4/01/05 (d)	189	189
General Electric Capital Assurance 2.770%, 4/01/05	75	75
HBOS Treasury Services 2.710%, 11/01/05	206	206
ING USA Annuity & Life 2.180%, 6/30/05	485	485
Total Other Short-Term Investments		1,515
Repurchase Agreements – 10.5%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $373,503 (collateralized by various securities: Total market value $383,305)	373	373
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $112,244 (collateralized by commercial loans: Total market value $114,781)	112	112
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $747,003 (collateralized by various securities: Total market value $803,677)	747	747
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $933,753 (collateralized by collateralized U.S. government securities: Total market value $952,359)	934	934
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $74,700 (collateralized by collateralized mortgage obligations: Total market value $78,444)	75	75
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $74,700 (collateralized by collateralized mortgage obligations: Total market value $78,439)	75	75
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $74,700 (collateralized by collateralized mortgage obligations: Total market value $78,432)	75	75

Technology Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $37,350 (collateralized by collateralized mortgage obligations: Total market value $39,222)	$37	$37
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $37,350 (collateralized by collateralized mortgage obligations: Total market value $39,222)	37	37
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $933,756 (collateralized by mortgage loans: Total market value $952,733)	934	934
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $840,381 (collateralized by mortgage loans: Total market value $857,460)	840	840
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $186,825 (collateralized by mortgage loans: Total market value $190,549)	187	187
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $747,003 (collateralized by collateralized mortgage obligations: Total market value $821,436)	747	747
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $560,254 (collateralized by mortgage loans: Total market value $571,411)	560	560
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $63,495 (collateralized by corporate securities: Total market value $69,844)	63	63
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $560,252 (collateralized by corporate securities: Total market value $588,229)	560	560
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $466,877 (collateralized by corporate securities: Total market value $490,195)	467	467
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $373,501 (collateralized by corporate securities: Total market value $392,163)	373	373
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $280,126 (collateralized by corporate securities: Total market value $294,123)	280	280
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $74,700 (collateralized by corporate securities: Total market value $78,439)	75	75

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Technology Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $1,083,154 (collateralized by U.S. government securities: Total market value $1,105,807)	$1,083	$1,083
Total Repurchase Agreements		8,634
Total Investments Purchased with Proceeds from Securities Lending (Cost $20,610)		20,610
Total Investments – 124.7% (Cost $100,737)		102,167
Other Assets and Liabilities, Net – (24.7)%		(20,257)
Total Net Assets – 100.0%		$81,910

* Non-income producing security

(a)  The fund is primarily invested in the technology sector and therefore is subject to additional risks. See notes 1 and 7 in Notes to Financial Statements.

(b)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $19,959,741 at March 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt

Cl – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Real Estate Securities Fund	Technology Fund
ASSETS:
Investments in unaffliated securities, at value*+	$683,088	$93,462
Investments in affliated money market fund, at value**	29,601	71
Repurchase agreements, at value***	97,264	8,634
Cash****	465	78
Receivable for dividends and interest	2,330	78
Receivable for investment securities sold	-	650
Receivable for capital shares sold	491	38
Prepaid expenses and other assets	35	27
Total assets	813,274	103,038
LIABILITIES:
Payable for capital shares redeemed	724	397
Payable upon return of securities loaned	232,580	20,647
Payable for advisory, co-administration, and custodian fees	473	62
Payable for distribution and shareholder servicing fees	31	20
Accrued expenses and other liabilities	2	2
Total liabilities	233,810	21,128
Net assets	$579,464	$81,910
COMPOSITION OF NET ASSETS:
Portfolio capital	$482,476	$545,413
Undistributed (distributions in excess of) net investment income	3,996	(335)
Accumulated net realized gain (loss) on investments	17,698	(464,598)
Net unrealized appreciation of investments	75,294	1,430
Net assets	$579,464	$81,910
* Investments in unaffiliated securities, at cost	$607,794	$92,032
** Investments in affiliated money market fund, at cost	$29,601	$71
*** Investments in repurchase agreements, at cost	$97,264	$8,634
**** Includes cash related to securities loaned	$422	$37
+ Including securities loaned, at value	$224,469	$19,960
Class A:
Net assets	$108,839	$25,376
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	5,802	3,273
Net asset value and redemption price per share	$18.76	$7.75
Maximum offering price per share (1)	$19.85	$8.20
Class B:
Net assets	$4,321	$11,849
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	233	1,733
Net asset value, offering price and redemption price per share (2)	$18.53	$6.84
Class C:
Net assets	$4,339	$4,992
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	233	669
Net asset value, offering price and redemption price per share (2)	$18.60	$7.45
Class R:
Net assets	$4	-
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	-	-
Net asset value, offering price, and redemption price per share	$18.94	-
Class Y:
Net assets	$461,961	$39,693
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	24,498	4,942
Net asset value, offering price, and redemption price per share	$18.86	$8.03

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Real Estate Securities Fund	Technology Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$117	$21
Dividends from unaffiliated securities	14,489	164
Less: Foreign taxes withheld	(11)	(7)
Securities lending	54	36
Other	1	32
Total investment income	14,650	246
EXPENSES:
Investment advisory fees	2,020	321
Co-administration fees and expenses (including transfer agency fees)	761	125
Custodian fees	29	5
Directors' fees	6	1
Registration fees	21	22
Professional fees	15	7
Printing	6	1
Other	6	2
Distribution and shareholder servicing fees – Class A	128	35
Distribution and shareholder servicing fees – Class B	23	67
Distribution and shareholder servicing fees – Class C	23	29
Distribution and shareholder servicing fees – Class R (1)	-	-
Total expenses	3,038	615
Less: Fee waivers	(36)	(34)
Total net expenses	3,002	581
Investment income (loss) – net	11,648	(335)
REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET:
Net realized gain on investments	29,341	4,764
Net change in unrealized appreciation or depreciation of investments	9,864	388
Net gain on investments	39,205	5,152
Net increase in net assets resulting from operations	$50,853	$4,817

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Real Estate Securities Fund		Technology Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)
OPERATIONS:
Investment income (loss) – net	$11,648	$14,500	$(335)	$(1,017)
Net realized gain on investments	29,341	35,085	4,764	4,958
Net realized gain on written options	-	-	-	104
Net change in unrealized appreciation or depreciation of investments	9,864	32,394	388	3,406
Net change in unrealized appreciation or depreciation of written options	-	-	-	(72)
Net increase in net assets resulting from operations	50,853	81,979	4,817	7,379
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,539)	(2,018)	-	-
Class B	(49)	(123)	-	-
Class C	(49)	(120)	-	-
Class R	-	(56)	-	-
Class Y	(7,242)	(12,334)	-	-
Net realized gain on investments:
Class A	(7,085)	(1,410)	-	-
Class B	(339)	(136)	-	-
Class C	(328)	(131)	-	-
Class R	-	(97)	-	-
Class Y	(32,910)	(8,059)	-	-
Total distributions	(49,541)	(24,484)	-	-
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	24,038	50,157	2,990	18,402
Reinvestment of distributions	8,442	3,282	-	-
Payments for redemptions	(10,351)	(10,941)	(6,404)	(20,148)
Increase (decrease) in net assets from Class A transactions	22,129	42,498	(3,414)	(1,746)
Class B:
Proceeds from sales	480	1,101	235	884
Reinvestment of distributions	349	236	-	-
Payments for redemptions	(940)	(1,051)	(2,504)	(4,394)
Increase (decrease) in net assets from Class B transactions	(111)	286	(2,269)	(3,510)
Class C:
Proceeds from sales	879	1,777	287	952
Reinvestment of distributions	356	239	-	-
Payments for redemptions	(1,160)	(1,533)	(1,600)	(2,394)
Increase (decrease) in net assets from Class C transactions	75	483	(1,313)	(1,442)
Class R:
Proceeds from sales	3	1,277	-	1,139
Reinvestment of distributions	-	137	-	-
Payments for redemptions	-	(4,196)	-	(5,754)
Increase (decrease) in net assets from Class R transactions	3	(2,782)	-	(4,615)
Class Y:
Proceeds from sales	75,223	228,629	8,407	33,338
Reinvestment of distributions	18,818	8,467	-	-
Payments for redemptions	(48,185)	(64,875)	(14,877)	(53,593)
Increase (decrease) in net assets from Class Y transactions	45,856	172,221	(6,470)	(20,255)
Increase (decrease) in net assets from capital share transactions	67,952	212,706	(13,466)	(31,568)
Total increase (decrease) in net assets	69,264	270,201	(8,649)	(24,189)
Net assets at beginning of period	510,200	239,999	90,559	114,748
Net assets at end of period	$579,464	$510,200	$81,910	$90,559
Undistributed (distributions in excess of) net investment income at end of period	$3,996	$1,227	$(335)	$-

  (1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Real Estate Securities Fund
Class A
2005	(1) (2)	$18.62	$0.38	$1.46	$(0.28)	$(1.42)	$-	$18.76
2004	(2)	16.00	0.63	3.21	(0.62)	(0.60)	-	18.62
2003	(2)	13.68	0.69	2.65	(0.69)	(0.33)	-	16.00
2002	(2)	13.12	0.71	0.61	(0.69)	-	(0.07)	13.68
2001	(2)	12.71	0.76	0.32	(0.64)	-	(0.03)	13.12
2000		10.78	0.74	2.00	(0.79)	-	(0.02)	12.71
Class B
2005	(1) (2)	$18.41	$0.30	$1.44	$(0.20)	$(1.42)	$-	$18.53
2004	(2)	15.85	0.50	3.17	(0.51)	(0.60)	-	18.41
2003	(2)	13.55	0.57	2.64	(0.58)	(0.33)	-	15.85
2002	(2)	13.02	0.59	0.61	(0.60)	-	(0.07)	13.55
2001	(2)	12.61	0.65	0.33	(0.54)	-	(0.03)	13.02
2000		10.69	0.64	2.00	(0.69)	-	(0.03)	12.61
Class C
2005	(1) (2)	$18.47	$0.30	$1.45	$(0.20)	$(1.42)	$-	$18.60
2004	(2)	15.89	0.50	3.19	(0.51)	(0.60)	-	18.47
2003	(2)	13.62	0.59	2.62	(0.61)	(0.33)	-	15.89
2002	(2)	13.08	0.62	0.59	(0.60)	-	(0.07)	13.62
2001	(2)	12.68	0.69	0.30	(0.59)	-	-	13.08
2000	(3)	10.61	0.50	2.14	(0.57)	-	-	12.68
Class R (2)
2005	(1)	$18.80	$0.37	$1.45	$(0.26)	$(1.42)	$-	$18.94
2004	(4)	16.00	0.61	3.24	(0.45)	(0.60)	-	18.80
2003		13.69	0.69	2.64	(0.69)	(0.33)	-	16.00
2002		13.12	0.70	0.62	(0.68)	-	(0.07)	13.69
2001	(5)	12.52	0.11	0.49	-	-	-	13.12
Class Y
2005	(1) (2)	$18.71	$0.40	$1.47	$(0.30)	$(1.42)	$-	$18.86
2004	(2)	16.06	0.69	3.22	(0.66)	(0.60)	-	18.71
2003	(2)	13.73	0.73	2.66	(0.73)	(0.33)	-	16.06
2002	(2)	13.15	0.73	0.63	(0.71)	-	(0.07)	13.73
2001	(2)	12.73	0.84	0.28	(0.68)	-	(0.02)	13.15
2000		10.80	0.77	2.00	(0.81)	-	(0.03)	12.73
Technology Fund
Class A
2005	(1) (2)	$7.40	$(0.03)	$0.38	$-	$-	$-	$7.75
2004	(2)	7.05	(0.07)	0.42	-	-	-	7.40
2003	(2)	4.29	(0.03)	2.79	-	-	-	7.05
2002	(2)	6.36	(0.07)	(2.00)	-	-	-	4.29
2001	(2)	47.68	(0.15)	(33.55)	-	(7.62)	-	6.36
2000		34.22	(0.35)	24.87	-	(11.06)	-	47.68
Class B
2005	(1) (2)	$6.55	$(0.05)	$0.34	$-	$-	$-	$6.84
2004	(2)	6.29	(0.11)	0.37	-	-	-	6.55
2003	(2)	3.86	(0.07)	2.50	-	-	-	6.29
2002	(2)	5.77	(0.11)	(1.80)	-	-	-	3.86
2001	(2)	44.40	(0.26)	(30.75)	-	(7.62)	-	5.77
2000		32.59	(0.35)	23.22	-	(11.06)	-	44.40
Class C
2005	(1) (2)	$7.14	$(0.06)	$0.37	$-	$-	$-	$7.45
2004	(2)	6.86	(0.12)	0.40	-	-	-	7.14
2003	(2)	4.20	(0.07)	2.73	-	-	-	6.86
2002	(2)	6.28	(0.12)	(1.96)	-	-	-	4.20
2001	(2)	47.49	(0.26)	(33.33)	-	(7.62)	-	6.28
2000	(3)	50.30	(0.35)	(2.46)	-	-	-	47.49
Class Y
2005	(1) (2)	$7.66	$(0.02)	$0.39	$-	$-	$-	$8.03
2004	(2)	7.28	(0.05)	0.43	-	-	-	7.66
2003	(2)	4.42	(0.01)	2.87	-	-	-	7.28
2002	(2)	6.53	(0.05)	(2.06)	-	-	-	4.42
2001	(2)	48.60	(0.11)	(34.34)	-	(7.62)	-	6.53
2000		34.64	(0.34)	25.36	-	(11.06)	-	48.60

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Class of shares has been offered since February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (5)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except for total return and portfolio turnover.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Real Estate Securities Fund
Class A
2005	(1) (2)	9.52%	$108,839	1.23%	3.86%	1.24%	3.85%	48%
2004	(2)	24.98	86,996	1.23	3.63	1.26	3.60	127
2003	(2)	25.92	35,754	1.23	4.82	1.28	4.77	69
2002	(2)	10.07	15,422	1.23	5.06	1.32	4.97	99
2001	(2)	8.69	2,421	1.04	5.89	1.25	5.68	85
2000		26.68	2,035	1.05	6.59	1.24	6.40	45
Class B
2005	(1) (2)	9.12%	$4,321	1.98%	3.10%	1.99%	3.09%	48%
2004	(2)	24.06	4,412	1.98	2.91	2.01	2.88	127
2003	(2)	25.03	3,559	1.98	4.10	2.03	4.05	69
2002	(2)	9.21	2,577	1.98	4.27	2.07	4.18	99
2001	(2)	7.93	1,724	1.79	5.13	2.00	4.92	85
2000		25.81	1,874	1.80	5.79	1.99	5.60	45
Class C
2005	(1) (2)	9.14%	$4,339	1.98%	3.11%	1.99%	3.10%	48%
2004	(2)	24.12	4,247	1.98	2.92	2.01	2.89	127
2003	(2)	24.88	3,229	1.98	4.12	2.03	4.07	69
2002	(2)	9.27	986	1.98	4.43	2.07	4.34	99
2001	(2)	7.93	341	1.79	5.27	2.00	5.06	85
2000	(3)	25.56	164	1.80	5.79	1.99	5.60	45
Class R (2)
2005	(1)	9.35%	$4	1.48%	3.76%	1.64%	3.60%	48%
2004	(4)	24.94	1	1.23	3.57	1.26	3.54	127
2003		25.80	2,524	1.23	4.87	1.28	4.82	69
2002		10.13	1,224	1.23	5.00	1.32	4.91	99
2001	(5)	4.87	320	0.56	43.93	1.01	43.48	85
Class Y
2005	(1) (2)	9.65%	$461,961	0.98%	4.09%	0.99%	4.08%	48%
2004	(2)	25.33	414,544	0.98	3.95	1.01	3.92	127
2003	(2)	26.19	194,933	0.98	5.13	1.03	5.08	69
2002	(2)	10.40	120,091	0.98	5.27	1.07	5.18	99
2001	(2)	9.01	96,263	0.80	6.50	1.01	6.29	85
2000		26.95	56,347	0.80	6.79	0.99	6.60	45
Technology Fund
Class A
2005	(1) (2)	4.73%	$25,376	1.23%	(0.69)%	1.31%	(0.77)%	91%
2004	(2)	4.96	27,356	1.23	(0.86)	1.28	(0.91)	51
2003	(2)	64.34	27,936	1.23	(0.52)	1.29	(0.58)	110
2002	(2)	(32.55)	18,267	1.23	(0.89)	1.70	(1.36)	288
2001	(2)	(83.30)	29,084	1.15	(0.88)	1.22	(0.95)	269
2000		80.11	155,533	1.15	(0.93)	1.15	(0.93)	195
Class B
2005	(1) (2)	4.43%	$11,849	1.98%	(1.45)%	2.06%	(1.53)%	91%
2004	(2)	4.13	13,445	1.98	(1.60)	2.03	(1.65)	51
2003	(2)	62.95	16,016	1.98	(1.26)	2.04	(1.32)	110
2002	(2)	(33.10)	11,190	1.98	(1.64)	2.45	(2.11)	288
2001	(2)	(83.42)	15,974	1.90	(1.63)	1.97	(1.70)	269
2000		78.77	97,003	1.90	(1.68)	1.90	(1.68)	195
Class C
2005	(1) (2)	4.34%	$4,992	1.98%	(1.45)%	2.06%	(1.53)%	91%
2004	(2)	4.08	6,000	1.98	(1.60)	2.03	(1.65)	51
2003	(2)	63.33	7,056	1.98	(1.25)	2.04	(1.31)	110
2002	(2)	(33.12)	5,064	1.98	(1.64)	2.45	(2.11)	288
2001	(2)	(83.43)	9,010	1.90	(1.63)	1.98	(1.71)	269
2000	(3)	(5.59)	33,605	1.90	(1.67)	1.88	(1.65)	195
Class Y
2005	(1) (2)	4.83%	$39,693	0.98%	(0.44)%	1.06%	(0.52)%	91%
2004	(2)	5.22	43,758	0.98	(0.60)	1.03	(0.65)	51
2003	(2)	64.71	59,817	0.98	(0.24)	1.04	(0.30)	110
2002	(2)	(32.31)	44,134	0.98	(0.64)	1.45	(1.11)	288
2001	(2)	(83.26)	59,653	0.90	(0.62)	0.96	(0.67)	269
2000		80.71	436,938	0.90	(0.67)	0.90	(0.67)	195

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

International Fund

DESCRIPTION	SHARES	VALUE (000)
Foreign Common Stocks – 96.8%
Australia – 2.6%
BHP Billiton	1,000,000	$13,815
Macquarie Bank (a)	311,200	11,555
Santos Limited	960,400	6,682
Westpac Banking	335,800	4,940
		36,992
Belgium – 2.2%
Dexia (a)	750,000	17,842
Fortis (a)	450,000	12,840
		30,682
Brazil – 1.4%
Companhia Vale do Rio Doce, ADR	600,000	18,966
Petroleo Brasileiro, ADR* (a)	22,900	1,012
		19,978
Finland – 1.0%
Nokia Oyj (a)	950,000	14,730
France – 10.2%
Axa (a)	664,000	17,690
BNP Paribas (a)	266,900	18,910
Compagnie de Saint-Gobain (a)	400,000	24,373
Dassault Systemes (a)	250,000	11,797
Lafarge (a)	110,000	10,653
Total (a)	259,490	60,722
		144,145
Germany – 5.9%
BASF (a)	160,000	11,336
Bayerische Motoren Werke (BMW) (a)	444,100	20,145
Deutsche Post	600,000	14,608
SAP (a)	44,050	7,070
Schering (a)	200,600	13,341
Siemens	213,000	16,809
		83,309
Great Britain – 29.0%
Allied Domecq	1,200,000	12,095
Aviva	1,000,000	11,997
Barclays	2,200,000	22,486
BG Group	2,600,000	20,201
British Land	900,000	13,671
Centrica	3,020,542	13,168
GlaxoSmithKline	1,500,000	34,376
HSBC (a)	2,526,800	40,173
Kingfisher	2,795,000	15,248
Morrison Supermarket	5,565,000	20,607
National Grid Transco	1,600,000	14,820
Reckitt Benckiser	576,200	18,310
Royal Bank of Scotland	1,064,000	33,852
Smith & Nephew	1,257,563	11,820
Standard Chartered	1,213,000	21,817
Tesco	5,000,000	29,898
Vodafone	17,295,000	45,909
Wolseley	1,150,000	24,073
WPP Group	429,908	4,894
		409,415

International Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Hong Kong – 0.8%
Esprit Holdings	1,564,500	$10,682
Far East Pharmaceutical Technology* (b)	2,836,000	-
Peregrine Investment Holdings* (b) (c)	142,000	-
		10,682
Ireland – 0.7%
Bank of Ireland	650,000	10,238
Italy – 3.9%
Eni (a)	1,925,800	50,008
Mediaset (a)	407,000	5,857
		55,865
Japan – 17.8%
Aeon Credit Service	176,400	11,913
Canon	423,600	22,720
Chugai Pharmaceutical (a)	863,000	13,258
Credit Saison	190,000	6,841
Daikin Industries (a)	400,000	10,074
Fanuc	130,000	8,137
Hirose Electric	55,000	5,618
Honda Motor (a)	232,200	11,631
Hoya (a)	120,000	13,208
Matsushita Electric Industrial (a)	550,000	8,106
Mitsubishi (a)	979,800	12,695
Mitsubishi Tokyo Financial Group	1,876	16,274
Nikko Cordial	1,500,000	7,500
Nippon Oil	925	7
Nitto Denko	248,700	13,038
Secom	220,000	9,152
Sharp	500,000	7,565
Shin-Etsu Chemical (a)	250,000	9,468
SMC (a)	80,000	9,052
Sumitomo (a)	1,802,000	15,447
Takefuji	100,000	6,735
Toyota Motor	466,400	17,359
Yamanouchi Pharmeceutical (a)	448,200	15,176
		250,974
Mexico – 0.8%
Fomento Economico Mexicano, ADR	130,000	6,961
Wal-Mart De Mexico	1,252,000	4,395
		11,356
Netherlands – 4.7%
ABN AMRO	700,000	17,369
ING Groep (a)	400,000	12,083
Philips Electronics (a)	450,000	12,397
Reed Elsevier	870,000	13,117
Wolters Kluwer	600,000	10,960
		65,926
South Africa – 0.2%
ABSA	209,900	2,535
South Korea – 1.5%
Samsung Electronics	28,130	13,890
Shinsegae	8,590	2,649
SK Telecom, ADR (a)	250,000	4,930
		21,469

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

International Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Spain – 3.1%
Altadis (a)	320,000	$13,089
Banco Bilbano Vizcaya Argentaria (a)	884,400	14,401
Telefonica (a)	939,600	16,372
		43,862
Sweden – 0.9%
Ericsson* (a)	4,335,000	12,199
Switzerland – 10.1%
Adecco (a)	343,000	18,836
Holcim (a)	290,000	17,828
Nestle	78,060	21,352
Novartis	232,100	10,825
Roche (a)	275,600	29,532
UBS (a)	350,000	29,547
Zurich Financial Services	80,000	14,035
		141,955
Total Foreign Common Stocks (Cost $1,228,621)		1,366,312
Investment Company – 3.8%
State Street GA Prime	53,798,287	53,798
Toal Investment Company (Cost $53,798)		53,798
Investments Purchased with Proceeds from Securities Lending – 25.7%
State Street Navigator Prime	363,260,270	363,260
Total Investments Purchased with Proceeds from Securities Lending (Cost $363,260)		363,260
Total Investments – 126.3% (Cost $1,645,679)		1,783,370
Other Assets and Liabilities, Net – (26.3)%		(372,245)
Total Net Assets – 100.0%		$1,411,125

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $347,140,654 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Security considered illiquid or restricted. As of March 31, 2005, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

ADR – American Depository Receipt

International Fund (concluded)

DESCRIPTION

At March 31, 2005, sector diversification of the fund was as follows:

	% of Net Assets	Value (000)
Foreign Common Stock
Banking	14.9%	$211,191
Energy	11.8	166,620
Diversified Financials	11.6	162,429
Pharmaceutical & Biotechnology	8.2	116,508
Consumer Discretionary	7.1	113,563
Technology	6.0	84,678
Telecommunication Services	5.9	81,941
Retailing	5.2	72,797
Capital Goods	5.1	70,734
Materials	4.7	66,623
Automobiles & Components	3.4	49,135
Commercial Services & Supplies	3.4	48,853
Food & Beverage	2.4	33,447
Insurance	1.9	26,032
Manufacturing	1.7	24,373
Industrials	1.0	14,608
Health Care	0.8	11,820
Media	0.8	10,960
Total Foreign Common Stocks	96.8	1,366,312
Total Investment Company	3.8	53,798
Total Investments Purchased with Proceeds from Securities Lending	25.7	363,260
Total Investments	126.3	1,783,370
Other Assets and Liabilities, Net	(26.3)	(372,245)
Net Assets	100.0%	$1,411,125

FIRST AMERICAN FUNDS Semiannual Report 2005

Statement of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except per share data

International Fund
ASSETS:
Investments in securities, at value*+	$1,783,370
Cash denominated in foreign currencies, at value**	6,681
Cash	348
Receivable for dividends and interest	5,903
Receivable for investment securities sold	17
Receivable for capital shares sold	1,444
Receivable for foreign withholding tax reclaim	18
Prepaid expenses and other assets	46
Total assets	1,797,827
LIABILITIES:
Payable for investment securities purchased	17,997
Payable for capital shares redeemed	3,772
Payable upon return of securities loaned	363,260
Payable for advisory, co-administration, and custodian fees	1,635
Payable for distribution and shareholder servicing fees	24
Accrued expenses and other liabilities	14
Total liabilities	386,702
Net assets	$1,411,125
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,365,432
Undistributed net investment income	596
Accumulated net realized loss on investments	(92,522)
Net unrealized appreciation of investments	137,691
Net unrealized depreciation of foreign currency, and translation of other assets and liabilities in foreign currency	(72)
Net assets	$1,411,125
* Investments in securities, at cost	$1,645,679
** Cash denominated in foreign currencies, at cost	$6,681
+ Including securities loaned, at value	$347,141
Class A:
Net assets	$46,781
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	4,131
Net asset value and redemption price per share	$11.32
Maximum offering price per share (1)	$11.98
Class B:
Net assets	$7,287
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	694
Net asset value, offering price and redemption price per share (2)	$10.50
Class C:
Net assets	$8,300
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	764
Net asset value, offering price and redemption price per share (2)	$10.87
Class R:
Net assets	$248
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	22
Net asset value, offering price, and redemption price per share	$11.28
Class Y:
Net assets	$1,348,509
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	117,783
Net asset value, offering price, and redemption price per share	$11.45

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statement of Operations For the six months ended March 31, 2005 (unaudited), in thousands

International Fund
INVESTMENT INCOME:
Interest	$302
Dividends	11,265
Less: Foreign taxes withheld	(947)
Securities lending	358
Total investment income	10,978
EXPENSES:
Investment advisory fees	7,364
Co-administration fees and expenses (including transfer agency fees)	1,788
Custodian fees	67
Directors' fees	15
Registration fees	25
Professional fees	29
Printing	13
Other	18
Distribution and shareholder servicing fees – Class A	59
Distribution and shareholder servicing fees – Class B	38
Distribution and shareholder servicing fees – Class C	45
Distribution and shareholder servicing fees – Class R (1)	-
Total expenses	9,461
Less: Fee waivers	(286)
Less expenses paid indirectly	(207)
Total net expenses	8,968
Investment income – net	2,010
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS – NET:
Net realized gain on investments	138,303
Net realized gain on foreign currency transactions	927
Net change in unrealized appreciation or depreciation of investments	2,991
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	(52)
Net gain on investments and foreign currency transactions	142,169
Net increase in net assets resulting from operations	$144,179

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statement of Changes in Net Assets in thousands

	International Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)
OPERATIONS:
Investment income – net	$2,010	$7,763
Net realized gain on investments	138,303	135,849
Net realized gain (loss) on foreign currency transactions	927	(430)
Net change in unrealized appreciation or depreciation of inv-estments	2,991	6,817
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	(52)	(278)
Net increase in net assets resulting from operations	144,179	149,721
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(273)	(212)
Class B	-	(4)
Class C	-	(5)
Class R	-	(43)
Class Y	(9,941)	(8,556)
Total distributions	(10,214)	(8,820)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	4,326	20,466
Reinvestment of distributions	259	202
Payments for redemptions	(7,532)	(20,179)
Increase (decrease) in net assets from Class A transactions	(2,947)	489
Class B:
Proceeds from sales	315	606
Reinvestment of distributions	-	4
Payments for redemptions	(1,226)	(2,218)
Decrease in net assets from Class B transactions	(911)	(1,608)
Class C:
Proceeds from sales	394	853
Reinvestment of distributions	-	5
Payments for redemptions	(1,600)	(4,123)
Decrease in net assets from Class C transactions	(1,206)	(3,265)
Class R:
Proceeds from sales	239	1,377
Reinvestment of distributions	-	40
Payments for redemptions	-	(11,223)
Increase (Decrease) in net assets from Class R transactions	239	(9,806)
Class Y:
Proceeds from sales	187,674	321,648
Reinvestment of distributions	6,151	5,397
Payments for redemptions	(118,014)	(304,768)
Increase in net assets from Class Y transactions	75,811	22,277
Increase in net assets from capital share transactions	70,986	8,087
Total increase in net assets	204,951	148,988
Net assets at beginning of period	1,206,174	1,057,186
Net assets at end of period	$1,411,125	$1,206,174
Undistributed net investment income at end of period	$596	$8,800

  (1)  See note 4 in Notes to Financial Statements for additional information

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

(This page has been left blank intentionally.)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
International Fund (1)
Class A
2005	(2) (3)	$10.19	$-	$1.19	$(0.06)	$-	$11.32	11.72%
2004	(3)	8.99	0.03	1.22	(0.05)	-	10.19	13.91
2003	(3)	7.33	0.06	1.60	-	-	8.99	22.65
2002	(3)	8.96	-	(1.63)	-	-	7.33	(18.19)
2001	(3) (4)	13.96	0.10	(3.63)	(0.10)	(1.37)	8.96	(28.00)
2000	(3) (5)	15.94	(0.03)	(0.42)	(0.10)	(1.43)	13.96	(3.59)
1999	(6)	12.42	-	4.26	(0.04)	(0.70)	15.94	36.62
Class B
2005	(2) (3)	$9.43	$(0.04)	$1.11	$-	$-	$10.50	11.35%
2004	(3)	8.34	(0.05)	1.14	-	-	9.43	13.12
2003	(3)	6.85	-	1.49	-	-	8.34	21.75
2002	(3)	8.45	(0.06)	(1.54)	-	-	6.85	(18.94)
2001	(3) (4)	13.28	0.01	(3.43)	(0.07)	(1.34)	8.45	(28.57)
2000	(3) (5)	15.27	(0.10)	(0.42)	(0.07)	(1.40)	13.28	(4.22)
1999	(6)	11.97	(0.09)	4.09	(0.01)	(0.69)	15.27	35.65
Class C (3)
2005	(2)	$9.76	$(0.04)	$1.15	$-	$-	$10.87	11.37%
2004		8.63	(0.05)	1.18	-	-	9.76	13.14
2003		7.09	-	1.54	-	-	8.63	21.72
2002		8.75	(0.06)	(1.60)	-	-	7.09	(18.97)
2001	(7)	8.31	0.01	0.43	-	-	8.75	5.29
Class R
2005	(2) (3)	$10.11	$0.01	$1.16	$-	$-	$11.28	11.57%
2004	(3) (8)	8.98	(0.01)	1.19	(0.05)	-	10.11	13.16
2003	(3)	7.31	0.04	1.63	-	-	8.98	22.85	% (10)
2002	(3)	8.96	0.01	(1.66)	-	-	7.31	(18.42)
2001	(3) (4)	13.97	(0.04)	(3.50)	(0.10)	(1.37)	8.96	(28.03)
2000	(3) (5)	15.95	(0.03)	(0.42)	(0.10)	(1.43)	13.97	(3.59)
1999	(6)	12.43	(0.01)	4.27	(0.04)	(0.70)	15.95	36.61
Class Y
2005	(2) (3)	$10.31	$0.02	$1.21	$(0.09)	$-	$11.45	11.93%
2004	(3)	9.10	0.06	1.23	(0.08)	-	10.31	14.13
2003	(3)	7.40	0.09	1.61	-	-	9.10	22.97	% (10)
2002	(3)	9.03	0.03	(1.66)	-	-	7.40	(18.05)
2001	(3) (4)	14.03	0.07	(3.61)	(0.11)	(1.35)	9.03	(27.93)
2000	(3) (5)	15.97	0.01	(0.42)	(0.12)	(1.41)	14.03	(3.27)
1999	(6)	12.42	0.06	4.25	(0.06)	(0.70)	15.97	36.98

  (1)  The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the
Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International
Growth Fund were exchanged for Class A shares of the First American International Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American
International Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for
Class Y shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the
International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal year ended November 30.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (10)  In 2003, 0.14% of Class S share's and 0.13% of Class Y share's total return was a result of a reimbursement by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class S and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
International Fund (1)
Class A
2005	(2) (3)	$46,781	1.57%	0.05%	1.64%	0.01%	72%
2004	(3)	44,851	1.60	0.31	1.64	0.27	77
2003	(3)	39,251	1.60	0.77	1.65	0.72	82
2002	(3)	37,232	1.60	0.04	1.66	(0.02)	72
2001	(3) (4)	64,907	1.49	1.02	1.59	0.92	72
2000	(3) (5)	3,591	1.58	(0.26)	1.76	(0.44)	90
1999	(6)	3,939	1.56	(0.01)	1.75	(0.20)	94
Class B
2005	(2) (3)	$7,287	2.32%	(0.72)%	2.39%	(0.76)%	72%
2004	(3)	7,371	2.35	(0.48)	2.39	(0.52)	77
2003	(3)	7,936	2.35	0.02	2.40	(0.03)	82
2002	(3)	7,459	2.35	(0.68)	2.41	(0.74)	72
2001	(3) (4)	10,857	2.17	0.06	2.27	(0.04)	72
2000	(3) (5)	732	2.28	(0.96)	2.46	(1.14)	90
1999	(6)	781	2.26	(0.71)	2.45	(0.90)	94
Class C (3)
2005	(2)	$8,300	2.32%	(0.72)%	2.39%	(0.76)%	72%
2004		8,542	2.35	(0.52)	2.39	(0.56)	77
2003		10,439	2.35	(0.01)	2.40	(0.06)	82
2002		11,027	2.35	(0.71)	2.41	(0.77)	72
2001	(7)	17,806	1.48	4.15	1.48	4.15	72
Class R
2005	(2) (3)	$248	1.82%	0.10%	2.04%	(0.09)%	72%
2004	(3) (8)	1	1.60	(0.11)	1.64	(0.15)	77
2003	(3)	8,533	1.60	0.57	1.65	0.52	82
2002	(3)	10,817	1.60	0.16	1.66	0.10	72
2001	(3) (4)	9,461	1.46	(0.33)	1.61	(0.48)	72
2000	(3) (5)	16,373	1.58	(0.26)	1.76	(0.44)	90
1999	(6)	11,307	1.56	-	1.75	(0.19)	94
Class Y
2005	(2) (3)	$1,348,509	1.32%	0.32%	1.39%	0.28%	72%
2004	(3)	1,145,409	1.35	0.59	1.39	0.55	77
2003	(3)	991,027	1.35	1.08	1.40	1.03	82
2002	(3)	540,495	1.35	0.36	1.41	0.30	72
2001	(3) (4)	661,886	1.23	0.67	1.36	0.54	72
2000	(3) (5)	122,329	1.28	0.04	1.76	(0.44)	90
1999	(6)	92,778	1.26	0.28	1.75	(0.21)	94

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.7%
Consumer Discretionary – 20.4%
Bombay Company*	234,210	$1,241
Cheesecake Factory* (a)	112,950	4,004
GTECH Holdings	197,740	4,653
Guess?*	487,020	6,672
Lakes Entertainment* (a)	219,485	3,951
Landry's Restaurants (a)	183,600	5,310
Marvel Enterprises* (a)	342,930	6,859
MTR Gaming Group*	186,851	2,317
Pacific Sunwear of California* (a)	145,620	4,074
Petco Animal Supplies*	68,930	2,537
Scientific Games, Cl A*	194,920	4,454
Spanish Broadcasting System* (a)	988,925	10,146
Sports Authority* (a)	149,050	4,099
ValueVision Media*	127,280	1,574
		61,891
Energy – 8.1%
Compton Petroleum*	541,020	5,432
Comstock Resources* (a)	136,705	3,929
Grey Wolf*	351,220	2,311
Helmerich & Payne (a)	60,000	2,381
Hydril*	24,190	1,413
Lone Star Technologies*	38,730	1,527
McMoRan Exploration* (a)	90,330	1,816
Pioneer Drilling*	126,630	1,744
Quicksilver Resources* (a)	31,410	1,531
Rowan*	77,790	2,328
		24,412
Financials – 8.1%
Aspen Insurance	104,600	2,637
Cullen/Frost Bankers (a)	124,310	5,613
Scottish Annuity & Life (a)	135,430	3,050
Southwest Bancorp of Texas	236,260	4,335
Sunstone Hotel Investors*	270,340	5,799
Triad Guaranty*	59,510	3,131
		24,565
Health Care – 19.7%
Able Laboratories*	160,120	3,756
Caliper Life Sciences*	329,800	2,127
Connetics* (a)	95,150	2,406
Cutera*	112,355	2,166
Digene* (a)	173,390	3,598
Dyax*	535,360	1,724
Encore Medical*	1,678,880	9,032
Eyetech Pharmaceuticals*	59,880	1,647
Gentiva Health Services*	190,577	3,084
LabOne* (a)	94,480	3,258
Martek Bioscience*	53,180	3,095
Medicines* (a)	117,100	2,653
Rigel Pharmaceuticals*	210,100	3,370
Salix Pharmaceuticals* (a)	272,620	4,495
Shamir Optical*	63,520	981
Taro Pharmaceutical Industries* (a)	111,990	3,534
Telik*	100,260	1,512
Watson Pharmaceuticals* (a)	140,900	4,330
Xenogen*	574,140	2,985
		59,753

Small Cap Growth Opportunities Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Industrials – 9.3%
Applied Signal Technology	138,610	$3,174
CLARCOR	58,860	3,058
Energy Conversion Devices*	294,630	6,697
ESCO Technologies*	33,060	2,656
II-VI*	96,860	1,689
Mercury Computer Systems* (a)	75,910	2,094
Navigant Consulting*	117,320	3,195
Resources Connection*	179,420	3,755
Toro	22,050	1,951
		28,269
Information Technology – 30.7% (b)
ADTRAN (a)	577,410	10,185
Applied Films* (a)	248,390	5,743
Captiva Software*	171,290	1,855
Cree* (a)	144,120	3,135
Digitas* (a)	707,845	7,149
Embarcadero Technologies*	699,280	4,608
Greenfield Online*	124,210	2,441
Integrated Circuit Systems*	118,610	2,268
Integrated Device Technology*	391,240	4,707
Komag* (a)	139,120	3,109
Kronos*	67,690	3,460
Lipman Electronic Engineering	76,380	2,195
Maximus*	97,360	3,261
MPS Group*	84,360	887
NIC*	510,350	2,434
Polycom*	622,470	10,551
Quest Software*	376,860	5,216
Silicon Image*	469,730	4,725
Silicon Laboratories* (a)	73,500	2,184
Tekelec* (a)	92,070	1,468
TIBCO Software*	609,520	4,540
Tridium, Cl B (c) (d)	278,500	123
Varian Semiconductor Equipment Associates* (a)	144,180	5,480
VideoPropulsion* (c) (d)	809,856	-
webMethods*	280,140	1,536
		93,260
Telecommunication Services – 1.4%
General Communication*	477,976	4,364
Total Common Stocks (Cost $283,171)		296,514
Affiliated Money Market Fund – 3.5%
First American Prime Obligations Fund, Cl Z (e)	10,609,586	10,610
Total Affiliated Money Market Fund (Cost $10,610)		10,610
Investments Purchased with Proceeds from Securities Lending – 29.4%
Commercial Paper – 6.8%
Bluegrass 2.904%, 11/18/05	$324	324
Cable Beach 2.642%, 4/11/05	810	809
Concord Minutemen Capital
2.810%, 4/13/05	777	777
2.750%, 4/07/06	2,429	2,429

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Descartes Funding Trust 2.810%, 11/15/05	$810	$810
Duke Funding VI
2.794%, 4/05/05	411	411
2.823%, 4/11/05	1,135	1,134
2.833%, 4/15/05	486	486
Independence 2.880%, 10/17/05	960	960
Laguna ABS/Laguna Corp
2.736%, 4/04/05	809	809
2.728%, 5/02/05	810	808
Lakeside Funding 2.800%, 4/08/05	1,296	1,296
Leaf's LLC 2.860%, 4/20/05	891	891
Liquid Funding 2.840%, 5/25/05	810	810
Main Street Warehouse 2.837%, 4/22/05	1,619	1,617
Morgan Stanley
2.955%, 7/25/05	1,620	1,620
2.393%, 9/09/05	486	486
Orchard Park
2.846%, 10/06/05	356	356
2.827%, 1/06/06	1,628	1,628
Sigma Finance
2.945%, 5/17/05	113	113
2.945%, 5/17/05	162	162
2.945%, 5/17/05	49	49
Thornburg Mortgage
2.716%, 4/01/05	1,134	1,134
2.756%, 4/07/05	810	809
Total Commercial Paper		20,728
Corporate Obligations – 7.9%
Allstate Life Global
2.800%, 10/14/05	405	405
2.860%, 10/14/05	1,619	1,619
Bayer Landbank NY
2.840%, 6/24/05	729	729
2.840%, 6/24/05	810	810
Blue Heron Funding 2.880%, 5/18/05	453	453
Castle Hill III 3.050%, 9/15/15	486	486
Cheyne High Grade 2.280%, 11/10/39	810	810
Depfa Bank PLC 2.990%, 6/15/05	810	810
Duke Funding VI 2.680%, 4/08/05	980	980
General Electric Capital Corporation 2.860%, 7/09/07	810	811
Jackson National Life 2.810%, 4/15/05	810	810
Jefferson Pilot 2.860%, 8/17/05	810	810
LaSalle Bank NA 2.900%, 8/01/05	405	404
Liquid Funding 2.850%, 6/28/05	729	729
Merrill Lynch 2.750%, 10/01/05	1,620	1,620

Small Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Metlife Global Funding
2.850%, 10/14/05	$972	$972
2.890%, 4/28/08	680	680
Morgan Stanley 2.890%, 12/26/08	810	810
Natexis Banq NY
2.130%, 7/12/05	243	243
2.955%, 7/12/05	891	891
Northlake CDO 3.030%, 9/06/05	486	486
Park Place Resecuritization 2.900%, 5/25/05	743	742
Premium Asset Trust
2.810%, 5/13/05	453	453
2.760%, 7/01/05	2,413	2,413
2.820%, 10/14/05	648	648
REMAC 1.867%, 9/29/05	832	835
RMAC 2.790%, 6/12/05	824	824
SMM Trust 2004 1.930%, 9/23/05	888	888
Westlb AG New York 2.780%, 3/10/15	809	809
Total Corporate Obligations		23,980
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	653,881	654
Total Money Market Funds		654
Other Short-Term Investments – 2.2%
ARLO III 3.010%, 9/28/05	$2,429	2,429
Commonwealth Life (f) 3.115%, 4/01/05	818	818
General Electric Capital Assurance 2.770%, 4/01/05	324	324
HBOS Treasury Services 2.710%, 11/01/05	891	891
ING USA Annuity & Life 2.180%, 6/30/05	2,106	2,106
Total Other Short-Term Investments		6,568
Repurchase Agreements – 12.3%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $1,619,659 (collateralized by various securities: Total market value $1,662,167)	1,619	1,619
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $486,736 (collateralized by commercial loans: Total market value $497,737)	486	486
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $3,239,307 (collateralized by various securities: Total market value $3,485,068)	3,239	3,239
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $4,049,132 (collateralized by collateralized U.S. government securities: Total market value $4,129,816)	4,049	4,049

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $323,931 (collateralized by collateralized mortgage obligations: Total market value $340,164)	$324	$324
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $323,931 (collateralized by collateralized mortgage obligations: Total market value $340,144)	324	324
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $323,931 (collateralized by collateralized mortgage obligations: Total market value $340,111)	324	324
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $161,965 (collateralized by collateralized mortgage obligations: Total market value $170,082)	162	162
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $161,965 (collateralized by collateralized mortgage obligations: Total market value $170,082)	162	162
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $4,049,146 (collateralized by mortgage loans: Total market value $4,131,436)	4,049	4,049
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $3,644,231 (collateralized by mortgage loans: Total market value $3,718,295)	3,644	3,644
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $810,150 (collateralized by mortgage loans: Total market value $826,296)	810	810
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $3,239,308 (collateralized by collateralized mortgage obligations: Total market value $3,562,078)	3,239	3,239
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $2,429,489 (collateralized by mortgage loans: Total market value $2,477,869)	2,429	2,429
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $275,342 (collateralized by corporate securities: Total market value $302,871)	275	275
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,429,481 (collateralized by corporate securities: Total market value $2,550,798)	2,429	2,429

Small Cap Growth Opportunities Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $2,024,569 (collateralized by corporate securities: Total market value $2,125,684)	$2,024	$2,024
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,619,654 (collateralized by corporate securities: Total market value $1,700,576)	1,619	1,619
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,214,741 (collateralized by corporate securities: Total market value $1,275,437)	1,215	1,215
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $323,931 (collateralized by corporate securities: Total market value $340,142)	324	324
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $4,696,995 (collateralized by U.S. government securities: Total market value $4,795,226)	4,697	4,697
Total Repurchase Agreements		37,443
Total Investments Purchased with Proceeds from Securities Lending (Cost $89,373)		89,373
Total Investments – 130.6% (Cost $383,154)		396,497
Other Assets and Liabilities, Net – (30.6)%		(92,892)
Total Net Assets – 100.0%		$303,605

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $85,626,965 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(c)  Security is considered illiquid or restricted. As of March 31, 2005, the value of these investments was $122,540 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of March 31, 2005, the fair value of these investments was $122,540 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.3%
Consumer Discretionary – 15.9%
CBRL Group (a)	162,720	$6,720
Cooper Tire & Rubber (a)	410,030	7,528
Gray Television	612,530	8,863
Kerzner International* (a)	103,590	6,343
La Quinta*	730,900	6,213
Marvel Enterprises* (a)	1,068,460	21,369
Men's Wearhouse* (a)	262,060	11,062
Petco Animal Supplies* (a)	226,070	8,322
Ruby Tuesday (a)	178,690	4,340
Scientific Games, Cl A*	627,540	14,339
Sports Authority* (a)	271,840	7,476
Station Casinos (a)	92,170	6,226
Thomas Nelson	297,100	7,026
Too* (a)	501,760	12,378
WCI Communities* (a)	137,080	4,123
		132,328
Consumer Staples – 1.8%
NBTY* (a)	581,840	14,598
Energy – 6.7%
Bill Barrett*	138,890	4,015
Compton Petroleum*	159,440	1,601
Denbury Resources* (a)	178,700	6,296
ENSCO International (a)	323,170	12,171
Houston Exploration*	80,770	4,600
Tesoro Petroleum* (a)	120,420	4,458
Ultra Petroleum* (a)	159,290	8,092
Western Gas Resources	120,800	4,162
W-H Energy Services*	422,800	10,118
		55,513
Financials – 17.7%
Advanta, Cl B	342,335	7,874
Affiliated Managers Group* (a)	138,400	8,585
AmerUS Group, Cl A (a)	239,670	11,324
City National (a)	61,447	4,290
Cullen/Frost Bankers	280,690	12,673
East West Bancorp (a)	281,680	10,400
First Financial Bankshares	67,740	3,023
First Niagara Financial Group	327,290	4,324
GATX (a)	332,960	11,051
Glacier Bancorp	139,570	4,257
Innkeepers USA Trust (REIT)	531,370	6,860
Investors Financial Services (a)	261,340	12,782
Lasalle Hotel Properties (REIT)	146,060	4,243
Maguire Properties (REIT)	212,220	5,068
Radian Group	146,385	6,988
Silicon Valley Bancshares* (a)	201,270	8,868
SL Green Realty (REIT)	163,990	9,220
Umpqua Holdings (a)	356,410	8,322
Universal American Financial*	377,946	6,538
		146,690
Health Care – 13.4%
American Healthways* (a)	265,970	8,782
AMERIGROUP* (a)	163,890	5,992
Biosite* (a)	163,050	8,484
Caliper Life Sciences*	631,430	4,073
Covance* (a)	284,170	13,529

Small Cap Select Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
deCODE Genetics* (a)	680,530	$3,879
PDI*	163,727	3,356
Pediatrix Medical Group* (a)	129,980	8,915
Protein Design Labs* (a)	378,960	6,060
Renal Care* (a)	343,880	13,047
Salix Pharmaceuticals*	85,532	1,411
Sierra Health Services* (a)	230,720	14,729
SonoSite* (a)	332,360	8,635
Stewart Enterprises, Cl A*	1,029,900	6,334
Telik* (a)	185,500	2,797
Varian* (a)	19,710	747
		110,770
Industrials – 17.5%
Actuant, Cl A* (a)	33,960	1,526
AirTran* (a)	1,607,010	14,543
Albany International, Cl A	120,480	3,720
American Reprographics*	281,550	4,040
Applied Signal Technology	234,468	5,369
Chicago Bridge & Iron	381,160	16,783
EGL* (a)	382,600	8,723
Global Power Equipment Group* (a)	149,900	1,436
Heartland Express (a)	237,470	4,548
Kennametal	228,920	10,871
KVH Industries* (a)	548,290	4,995
Labor Ready* (a)	818,650	15,268
Manitowoc (a)	52,110	2,105
Mercury Computer Systems* (a)	333,240	9,191
MTC Technologies*	290,276	9,434
NCI Building Systems*	214,910	8,296
Power-One*	1,100,250	5,347
Roper Industries (a)	167,800	10,991
Terex* (a)	189,060	8,186
		145,372
Information Technology – 18.2%
Actel*	102,450	1,576
ADC Telecommunications*	2,264,920	4,507
Aeroflex*	473,254	4,415
Benchmark Electronics* (a)	275,900	8,782
Carreker*	614,680	3,448
Cypress Semiconductor* (a)	694,740	8,754
Digitas* (a)	518,620	5,238
Entegris* (a)	430,810	4,261
FactSet Research Systems (a)	189,420	6,253
Foundry Networks* (a)	1,019,640	10,094
Hyperion Solutions* (a)	108,671	4,794
InfoSpace*	44,333	1,810
Logitech International* (a)	260,130	15,837
Macrovision* (a)	375,480	8,557
MTS Systems	173,192	5,028
Openwave Systems* (a)	502,560	6,126
QLogic* (a)	107,900	4,370
SAFENET* (a)	435,600	12,767
Silicon Image*	1,073,940	10,804
Silicon Laboratories*	102,440	3,044
Stellent*	966,151	8,125
The9, ADR* (a)	497,860	8,548
TIBCO Software*	552,910	4,119
Varian Semiconductor Equipment Associates*	3,170	121
		151,378

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Select Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Materials – 5.3%
Century Aluminum* (a)	655,500	$19,835
Georgia Gulf	28,220	1,298
Hercules* (a)	317,900	4,606
Olin (a)	819,250	18,269
		44,008
Telecommunication Services – 0.8%
Alamosa Holdings* (a)	193,783	2,261
General Communication*	480,630	4,388
		6,649
Total Common Stocks (Cost $734,364)		807,306
Affiliated Money Market Fund – 2.0%
First American Prime Obligations Fund, Cl Z (b)	17,076,202	17,076
Total Affiliated Money Market Fund (Cost $17,076)		17,076
Investments Purchased with Proceeds from Securities Lending – 43.4%
Commercial Paper – 10.1%
Bluegrass 2.904%, 11/18/05	$1,304	1,304
Cable Beach 2.642%, 4/11/05	3,261	3,259
Concord Minutemen Capital
2.810%, 4/13/05	3,131	3,131
2.750%, 4/07/06	9,784	9,784
Descartes Funding Trust 2.810%, 11/15/05	3,261	3,261
Duke Funding VI
2.794%, 4/05/05	1,657	1,656
2.823%, 4/11/05	4,571	4,567
2.833%, 4/15/05	1,957	1,957
Independence 2.880%, 10/17/05	3,868	3,868
Laguna ABS/Laguna Corp
2.736%, 4/04/05	3,261	3,260
2.728%, 5/02/05	3,261	3,253
Lakeside Funding 2.800%, 4/08/05	5,218	5,218
Leaf's LLC 2.860%, 4/20/05	3,587	3,587
Liquid Funding 2.840%, 5/25/05	3,261	3,261
Main Street Warehouse 2.837%, 4/22/05	6,523	6,512
Morgan Stanley
2.955%, 7/25/05	6,523	6,523
2.393%, 9/09/05	1,957	1,957
Orchard Park
2.846%, 10/06/05	1,435	1,435
2.827%, 1/06/06	6,559	6,559
Sigma Finance
2.945%, 5/17/05	457	457
2.945%, 5/17/05	652	652
2.945%, 5/17/05	196	196
Thornburg Mortgage
2.716%, 4/01/05	4,566	4,566
2.756%, 4/07/05	3,261	3,260
Total Commercial Paper		83,483

Small Cap Select Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Corporate Obligations – 11.6%
Allstate Life Global
2.800%, 10/14/05	$1,631	$1,631
2.860%, 10/14/05	6,523	6,523
Bayer Landbank NY
2.840%, 6/24/05	2,935	2,935
2.840%, 6/24/05	3,261	3,262
Blue Heron Funding 2.880%, 5/18/05	1,826	1,826
Castle Hill III 3.050%, 9/15/15	1,957	1,957
Cheyne High Grade 2.280%, 11/10/39	3,261	3,261
Depfa Bank PLC 2.990%, 6/15/05	3,261	3,261
Duke Funding VI 2.680%, 4/08/05	3,946	3,946
General Electric Capital Corporation 2.860%, 7/09/07	3,261	3,266
Jackson National Life 2.810%, 4/15/05	3,261	3,261
Jefferson Pilot 2.860%, 8/17/05	3,261	3,261
LaSalle Bank NA 2.900%, 8/01/05	1,631	1,629
Liquid Funding 2.850%, 6/28/05	2,935	2,935
Merrill Lynch 2.750%, 10/01/05	6,523	6,525
Metlife Global Funding
2.850%, 10/14/05	3,914	3,915
2.890%, 4/28/08	2,740	2,741
Morgan Stanley 2.890%, 12/26/08	3,261	3,262
Natexis Banq NY
2.130%, 7/12/05	978	978
2.955%, 7/12/05	3,587	3,587
Northlake CDO 3.030%, 9/06/05	1,957	1,957
Park Place Resecuritization 2.900%, 5/25/05	2,992	2,987
Premium Asset Trust
2.810%, 5/13/05	1,826	1,826
2.760%, 7/01/05	9,719	9,719
2.820%, 10/14/05	2,609	2,609
REMAC 1.867%, 9/29/05	3,364	3,364
RMAC 2.790%, 6/12/05	3,320	3,320
SMM Trust 2004 1.930%, 9/23/05	3,578	3,578
Westlb AG New York 2.780%, 3/10/15	3,261	3,261
Total Corporate Obligations		96,583
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	2,633,577	2,634
Total Money Market Funds		2,634
Other Short-Term Investments – 3.2%
ARLO III 3.010%, 9/28/05	$9,784	9,784

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Select Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Commonwealth Life 3.115%, 4/01/05 (c)	$3,293	$3,293
General Electric Capital Assurance 2.770%, 4/01/05	1,305	1,305
HBOS Treasury Services 2.710%, 11/01/05	3,588	3,589
ING USA Annuity & Life 2.180%, 6/30/05	8,480	8,480
Total Other Short-Term Investments		26,451
Repurchase Agreements – 18.2%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $6,523,351 (collateralized by various securities: Total market value $6,694,555)	6,523	6,523
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,960,380 (collateralized by commercial loans: Total market value $2,004,690)	1,957	1,957
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $13,046,659 (collateralized by various securities: Total market value $14,036,487)	13,046	13,046
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $16,308,313 (collateralized by collateralized U.S. government securities: Total market value $16,633,280)	16,307	16,307
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,304,666 (collateralized by collateralized mortgage obligations: Total market value $1,370,048)	1,305	1,305
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,304,666 (collateralized by collateralized mortgage obligations: Total market value $1,369,968)	1,305	1,305
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,304,666 (collateralized by collateralized mortgage obligations: Total market value $1,369,835)	1,305	1,305
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $652,333 (collateralized by collateralized mortgage obligations: Total market value $685,024)	652	652
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $652,333 (collateralized by collateralized mortgage obligations: Total market value $685,024)	652	652

Small Cap Select Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $16,308,369 (collateralized by mortgage loans: Total market value $16,639,804)	$16,307	$16,307
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $14,677,532 (collateralized by mortgage loans: Total market value $14,975,831)	14,676	14,676
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $3,262,968 (collateralized by mortgage loans: Total market value $3,327,998)	3,261	3,261
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $13,046,663 (collateralized by collateralized mortgage obligations: Total market value $14,346,653)	13,046	13,046
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $9,785,030 (collateralized by mortgage loans: Total market value $9,979,883)	9,784	9,784
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $1,108,968 (collateralized by corporate securities: Total market value $1,219,847)	1,109	1,109
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $9,784,994 (collateralized by corporate securities: Total market value $10,273,615)	9,784	9,784
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $8,154,169 (collateralized by corporate securities: Total market value $8,561,420)	8,153	8,153
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $6,523,330 (collateralized by corporate securities: Total market value $6,849,254)	6,523	6,523
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $4,892,501 (collateralized by corporate securities: Total market value $5,136,959)	4,892	4,892
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,304,667 (collateralized by corporate securities: Total market value $1,369,957)	1,304	1,304
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $18,917,650 (collateralized by U.S. government securities: Total market value $19,313,288)	18,916	18,916
Total Repurchase Agreements		150,807

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Select Fund (concluded)

DESCRIPTION	VALUE (000)
Total Investments Purchased with Proceeds from Securities Lending (Cost $359,958)	$359,958
Total Investments – 142.8% (Cost $1,111,398)	1,184,340
Other Assets and Liabilities, Net – (42.8)%	(354,647)
Total Net Assets – 100.0%	$829,693

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $346,733,456 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.

(c)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt

Cl – Class

REIT – Real Estate Investment Trust

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.5%
Consumer Discretionary – 11.1%
ADVO	84,095	$3,149
American Axle & Manufacturing (a)	88,830	2,176
Aztar* (a)	87,830	2,508
Fairmont Hotels & Resorts	95,920	3,179
La Quinta*	427,830	3,637
Lin TV, Cl A* (a)	127,780	2,163
Linens 'N Things* (a)	136,050	3,378
Men's Wearhouse* (a)	209,210	8,831
Ruby Tuesday (a)	125,370	3,045
Scientific Games, Cl A*	97,060	2,218
Stanley Furniture	41,969	1,984
Steiner Leisure*	220,790	7,218
Thomas Nelson	149,930	3,546
		47,032
Consumer Staples – 1.5%
Dean Foods*	57,300	1,965
Elizabeth Arden*	173,480	4,118
		6,083
Energy – 8.2%
Brigham Exploration*	300,760	2,776
Forest Oil* (a)	71,420	2,892
Global Industries*	354,060	3,328
Hornbeck Offshore Services*	104,530	2,620
Houston Exploration*	39,800	2,267
Newfield Exploration*	73,880	5,486
Range Resources	222,400	5,195
TODCO*	209,110	5,403
Tsakos Energy Navigation	108,720	4,787
		34,754
Financials – 30.4% (b)
American Capital Strategies	127,180	3,995
Astoria Financial (a)	166,825	4,221
Capitol Bancorp	166,860	5,047
CBL & Associates Properties (REIT)	82,610	5,907
City National (a)	77,580	5,417
Corporate Office Properties Trust (REIT)	182,150	4,823
Donegal Group, Cl A	155,467	2,825
Equity One (REIT)	193,140	3,977
First Midwest Bancorp	73,110	2,375
First Potomac Realty Trust (REIT)*	195,930	4,477
First Republic Bank – California	255,120	8,258
IBERIABANK	57,250	3,221
Investors Financial Services (a)	104,040	5,089
Knight Trading Group* (a)	453,600	4,373
Lexington Corporate Properties Trust (REIT) (a)	203,456	4,464
Newcastle Investment (REIT)	102,830	3,044
Philadelphia Consolidated Holding* (a)	59,260	4,594
Platinum Underwriter Holdings (a)	180,190	5,352
Preferred Bank Los Angeles	73,010	2,913
Protective Life	105,110	4,131
Radian Group	91,938	4,389
Redwood Trust (REIT) (a)	90,160	4,614
RLI	69,600	2,885
Sky Financial Group	252,910	6,783
Sterling Bancshares (a)	376,210	5,342
Texas Capital Bancshares*	129,420	2,718

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Umpqua Holdings	232,710	$5,434
Universal American Financial*	213,970	3,702
Windrose Medical Properties Trust (REIT)	290,120	3,978
		128,348
Health Care – 5.9%
Arrow International	103,020	3,539
CNS	174,100	3,099
Cooper (a)	58,970	4,299
Human Genome Sciences* (a)	104,360	962
Pediatrix Medical Group* (a)	80,650	5,532
Renal Care* (a)	99,915	3,791
Serologicals* (a)	157,380	3,846
		25,068
Industrials – 20.1%
Alliant Techsystems* (a)	69,245	4,948
American Woodmark	53,250	1,932
Artesyn Technologies* (a)	643,980	5,609
Brady, Cl A	80,640	2,609
Briggs & Stratton (a)	88,430	3,220
CLARCOR	134,650	6,996
ESCO Technologies*	82,130	6,599
ExpressJet Holdings* (a)	255,840	2,919
Genlyte Group*	30,610	2,754
Kennametal	35,980	1,709
Landstar* (a)	115,280	3,775
Mercury Computer Systems* (a)	200,730	5,536
Moog, Cl A*	129,590	5,857
NCO Group*	255,330	4,992
Oshkosh Truck	29,670	2,433
Pacer International*	169,100	4,040
Pentair	126,340	4,927
Simpson Manufacturing	67,740	2,093
Terex* (a)	49,550	2,145
Toro (a)	71,140	6,296
York International (a)	90,600	3,550
		84,939
Information Technology – 8.4%
Actel*	174,170	2,679
BISYS Group*	445,000	6,978
Entegris* (a)	127,520	1,261
Gateway* (a)	570,900	2,301
Hypercom*	533,890	2,525
Itron*	61,680	1,828
Micros Systems*	103,620	3,804
MKS Instruments*	82,400	1,308
NETGEAR* (a)	200,290	3,022
Open Text* (a)	101,830	1,838
SERENA Software* (a)	112,160	2,665
Xyratex*	275,750	5,157
		35,366
Materials – 8.0%
AptarGroup	41,280	2,145
Crown Holdings* (a)	271,300	4,222
FMC*	75,480	4,034
Foundation Coal Holdings*	96,480	2,268
Georgia Gulf	112,230	5,160
Gibraltar Steel	138,180	3,032
GrafTech International* (a)	121,740	693

Small Cap Value Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Louisiana Pacific (a)	144,410	$3,630
Metals USA* (a)	99,560	1,950
Minerals Technologies	53,530	3,521
Quanex (a)	48,930	2,609
Silgan Holdings*	10,320	671
		33,935
Telecommunication Services – 0.7%
General Communication*	331,540	3,027
Utilities – 5.2%
AGL Resources	67,250	2,349
Black Hills	108,430	3,586
CMS Energy* (a)	272,780	3,557
New Jersey Resources	61,120	2,661
NSTAR (a)	73,090	3,969
PNM Resources	122,745	3,275
Westar Energy	107,360	2,323
		21,720
Total Common Stocks (Cost $307,391)		420,272
Affiliated Money Market Fund – 0.5%
First American Prime Obligations Fund, Cl Z (c)	1,909,562	1,910
Total Affiliated Money Market Fund (Cost $1,910)		1,910
Investments Purchased with Proceeds from Securities Lending – 27.7%
Commercial Paper – 6.4%
Bluegrass 2.904%, 11/18/05	$424	424
Cable Beach 2.642%, 4/11/05	1,060	1,059
Concord Minutemen Capital
2.810%, 4/13/05	1,017	1,017
2.750%, 4/07/06	3,180	3,180
Descartes Funding Trust 2.810%, 11/15/05	1,060	1,060
Duke Funding VI
2.794%, 4/05/05	538	538
2.823%, 4/11/05	1,485	1,484
2.833%, 4/15/05	636	636
Independence 2.880%, 10/17/05	1,257	1,257
Laguna ABS/Laguna Corp
2.736%, 4/04/05	1,060	1,060
2.728%, 5/02/05	1,060	1,057
Lakeside Funding 2.800%, 4/08/05	1,696	1,696
Leaf's LLC 2.860%, 4/20/05	1,166	1,166
Liquid Funding 2.840%, 5/25/05	1,060	1,060
Main Street Warehouse 2.837%, 4/22/05	2,120	2,116
Morgan Stanley
2.955%, 7/25/05	2,120	2,120
2.393%, 9/09/05	636	636
Orchard Park
2.846%, 10/06/05	466	466
2.827%, 1/06/06	2,131	2,131

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Small Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Sigma Finance
2.945%, 5/17/05	$148	$148
2.945%, 5/17/05	212	212
2.945%, 5/17/05	64	64
Thornburg Mortgage
2.716%, 4/01/05	1,484	1,484
2.756%, 4/07/05	1,060	1,059
Total Commercial Paper		27,130
Corporate Obligations – 7.5%
Allstate Life Global
2.800%, 10/14/05	530	530
2.860%, 10/14/05	2,120	2,120
Bayer Landbank NY
2.840%, 6/24/05	954	954
2.840%, 6/24/05	1,060	1,060
Blue Heron Funding 2.880%, 5/18/05	593	593
Castle Hill III 3.050%, 9/15/15	636	636
Cheyne High Grade 2.280%, 11/10/39	1,060	1,060
Depfa Bank PLC 2.990%, 6/15/05	1,060	1,060
Duke Funding VI 2.680%, 4/08/05	1,282	1,282
General Electric Capital Corporation 2.860%, 7/09/07	1,060	1,061
Jackson National Life 2.810%, 4/15/05	1,060	1,060
Jefferson Pilot 2.860%, 8/17/05	1,060	1,060
LaSalle Bank NA 2.900%, 8/01/05	530	529
Liquid Funding 2.850%, 6/28/05	954	954
Merrill Lynch 2.750%, 10/01/05	2,120	2,120
Metlife Global Funding
2.850%, 10/14/05	1,272	1,272
2.890%, 4/28/08	890	891
Morgan Stanley 2.890%, 12/26/08	1,060	1,060
Natexis Banq NY
2.130%, 7/12/05	318	318
2.955%, 7/12/05	1,166	1,166
Northlake CDO 3.030%, 9/06/05	636	636
Park Place Resecuritization 2.900%, 5/25/05	972	971
Premium Asset Trust
2.810%, 5/13/05	594	594
2.760%, 7/01/05	3,158	3,158
2.820%, 10/14/05	848	848
REMAC 1.867%, 9/29/05	1,089	1,093
RMAC 2.790%, 6/12/05	1,079	1,079
SMM Trust 2004 1.930%, 9/23/05	1,163	1,163
Westlb AG New York 2.780%, 3/10/15	1,060	1,060
Total Corporate Obligations		31,388

Small Cap Value Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	855,868	$856
Total Money Market Funds		856
Other Short-Term Investments – 2.0%
ARLO III 3.010%, 9/28/05	$3,180	3,180
Commonwealth Life 3.115%, 4/01/05 (d)	1,070	1,070
General Electric Capital Assurance 2.770%, 4/01/05	424	424
HBOS Treasury Services 2.710%, 11/01/05	1,166	1,166
ING USA Annuity & Life 2.180%, 6/30/05	2,756	2,756
Total Other Short-Term Investments		8,596
Repurchase Agreements – 11.6%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $2,119,978 (collateralized by various securities: Total market value $2,175,616)	2,120	2,120
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $637,090 (collateralized by commercial loans: Total market value $651,490)	636	636
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,239,941 (collateralized by various securities: Total market value $4,561,618)	4,239	4,239
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $5,299,923 (collateralized by collateralized U.S. government securities: Total market value $5,405,532)	5,299	5,299
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $423,994 (collateralized by collateralized mortgage obligations: Total market value $445,242)	424	424
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $423,994 (collateralized by collateralized mortgage obligations: Total market value $445,216)	424	424
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $423,994 (collateralized by collateralized mortgage obligations: Total market value $445,173)	424	424
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $211,997 (collateralized by collateralized mortgage obligations: Total market value $222,621)	212	212

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Small Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $211,997 (collateralized by collateralized mortgage obligations: Total market value $222,621)	$212	$212
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $5,299,942 (collateralized by mortgage loans: Total market value $5,407,652)	5,299	5,299
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $4,769,947 (collateralized by mortgage loans: Total market value $4,866,889)	4,770	4,770
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $1,060,409 (collateralized by mortgage loans: Total market value $1,081,542)	1,060	1,060
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $4,239,943 (collateralized by collateralized mortgage obligations: Total market value $4,662,417)	4,240	4,240
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $3,179,968 (collateralized by mortgage loans: Total market value $3,243,292)	3,180	3,180
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $360,396 (collateralized by corporate securities: Total market value $396,429)	360	360
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $3,179,956 (collateralized by corporate securities: Total market value $3,338,749)	3,180	3,180
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $2,649,966 (collateralized by corporate securities: Total market value $2,782,315)	2,650	2,650
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,119,971 (collateralized by corporate securities: Total market value $2,225,891)	2,120	2,120
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,589,979 (collateralized by corporate securities: Total market value $1,669,424)	1,590	1,590
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $423,994 (collateralized by corporate securities: Total market value $445,213)	424	424

Small Cap Value Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $6,147,913 (collateralized by U.S. government securities: Total market value $6,276,489)	$6,147	$6,147
Total Repurchase Agreements		49,010
Total Investments Purchased with Proceeds from Securities Lending (Cost $116,980)		116,980
Total Investments – 127.7% (Cost $426,281)		539,162
Other Assets and Liabilities, Net – (27.7)%		(116,887)
Total Net Assets – 100.0%		$422,275

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $112,664,666 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Small Cap Growth Opportunities Fund	Small Cap Select Fund	Small Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value*+	$348,444	$1,016,457	$488,242
Investments in affiliated money market fund, at value**	10,610	17,076	1,910
Repurchase agreements, at value***	37,443	150,807	49,010
Cash****	1,071	675	227
Receivable for dividends and interest	95	393	546
Receivable for investment securities sold	9,066	25,428	6,052
Receivable for capital shares sold	82	774	145
Prepaid expenses and other assets	37	42	25
Total assets	406,848	1,211,652	546,157
LIABILITIES:
Payable for capital shares redeemed	2,036	5,928	1,062
Payable upon return of securities loaned	89,535	360,612	117,193
Payable for investment securities purchased	11,197	14,674	5,245
Payable for advisory, co-administration, and custodian fees	435	680	351
Payable for distribution and shareholder servicing fees	31	47	22
Accrued expenses and other liabilities	9	18	9
Total liabilities	103,243	381,959	123,882
Net assets	$303,605	$829,693	$422,275
COMPOSITION OF NET ASSETS:
Portfolio capital	$252,493	$693,224	$276,420
Distributions in excess of net investment income	(2,275)	(1,611)	(431)
Accumulated net realized gain on investments	40,044	65,138	33,405
Net unrealized appreciation of investments	13,343	72,942	112,881
Net assets	$303,605	$829,693	$422,275
* Investments in unaffiliated securities, at cost	$335,101	$943,515	$375,361
** Investments in affiliated money market fund, at cost	$10,610	$17,076	$1,910
*** Investments in repurchase agreements, at cost	$37,443	$150,807	$49,010
**** Includes cash related to securities loaned	$162	$654	$213
+ Including securities loaned, at value	$85,627	$346,733	$112,665
Class A:
Net assets	$88,287	$100,967	$46,651
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	4,054	7,119	2,947
Net asset value and redemption price per share	$21.78	$14.18	$15.83
Maximum offering price per share (1)	$23.05	$15.01	$16.75
Class B:
Net assets	$9,091	$13,569	$9,674
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	443	1,075	655
Net asset value, offering price, and redemption price per share (2)	$20.50	$12.62	$14.78
Class C:
Net assets	$3,778	$14,545	$4,719
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	178	1,058	315
Net asset value, offering price and redemption price per share (2)	$21.17	$13.75	$14.98
Class R:
Net assets	$9	$37	$2
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	1	3	-
Net asset value, offering price, and redemption price per share	$21.78	$14.12	$15.80
Class Y:
Net assets	$202,440	$700,575	$361,229
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	8,912	47,215	22,476
Net asset value, offering price, and redemption price per share	$22.72	$14.84	$16.07

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Small Cap Growth Opportunities Fund	Small Cap Select Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$59	$169	$26
Dividends from unaffiliated securities	508	2,567	3,124
Less: Foreign taxes withheld	-	(10)	(1)
Securities lending	82	229	35
Total investment income	649	2,955	3,184
EXPENSES:
Investment advisory fees	2,276	3,127	1,524
Co-administration fees and expenses (including transfer agency fees)	434	1,183	578
Custodian fees	16	45	22
Directors' fees	4	11	5
Registration fees	20	20	24
Professional fees	19	39	20
Printing	4	10	5
Other	4	12	5
Distribution and shareholder servicing fees – Class A	123	131	58
Distribution and shareholder servicing fees – Class B	47	69	49
Distribution and shareholder servicing fees – Class C	21	75	24
Distribution and shareholder servicing fees – Class R (1)	-	-	-
Total expenses	2,968	4,722	2,314
Less: Fee waivers	(46)	(157)	(50)
Total net expenses	2,922	4,565	2,264
Investment income (loss) – net	(2,273)	(1,610)	920
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET:
Net realized gain on investments	44,417	134,725	37,450
Net change in unrealized appreciation or depreciation of investments	1,780	(59,078)	4,449
Net gain on investments	46,197	75,647	41,899
Net increase in net assets resulting from operations	$43,924	$74,037	$42,819

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Small Cap Growth Opportunities Fund		Small Cap Select Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)			(unaudited)
OPERATIONS:
Investment income (loss) – net	$(2,273)	$(6,363)	$(1,610)	$(6,173)
Net realized gain on investments	44,417	89,817	134,725	231,411
Net change in unrealized appreciation or depreciation of investments	1,780	(68,591)	(59,078)	(19,782)
Net increase in net assets resulting from operations	43,924	14,863	74,037	205,456
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	-	-	-	-
Class B	-	-	-	-
Class C	-	-	-	-
Class R	-	-	-	-
Class Y	-	-	-	-
Net realized gain on investments:
Class A	(12,316)	(611)	(19,368)	(5,360)
Class B	(1,255)	(47)	(2,778)	(900)
Class C	(577)	(12)	(2,816)	(821)
Class R	-	(23)	(5)	(862)
Class Y	(25,220)	(2,392)	(133,034)	(70,619)
Total distributions	(39,368)	(3,085)	(158,001)	(78,562)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	10,768	79,928	12,838	47,056
Reinvestment of distributions	11,923	577	18,702	5,191
Payments for redemptions	(36,362)	(57,140)	(16,879)	(35,163)
Increase (decrease) in net assets from Class A transactions	(13,671)	23,365	14,661	17,084
Class B:
Proceeds from sales	299	6,009	988	2,158
Reinvestment of distributions	1,157	45	2,700	873
Payments for redemptions	(1,370)	(2,734)	(1,388)	(2,565)
Increase (decrease) in net assets from Class B transactions	86	3,320	2,300	466
Class C:
Proceeds from sales	323	4,614	2,130	3,975
Reinvestment of distributions	560	11	2,755	817
Payments for redemptions	(1,776)	(1,012)	(2,433)	(3,114)
Increase (decrease) in net assets from Class C transactions	(893)	3,613	2,452	1,678
Class R:
Proceeds from sales	8	976	19	3,323
Reinvestment of distributions	-	23	5	808
Payments for redemptions	-	(5,357)	(2)	(17,289)
Increase (decrease) in net assets from Class R transactions	8	(4,358)	22	(13,158)
Class Y:
Proceeds from sales	18,514	101,703	67,948	132,590
Reinvestment of distributions	18,850	1,934	98,881	57,505
Payments for redemptions	(63,041)	(278,211)	(168,273)	(559,280)
Increase (decrease) in net assets from Class Y transactions	(25,677)	(174,574)	(1,444)	(369,185)
Increase (decrease) in net assets from capital share transactions	(40,147)	(148,634)	17,991	(363,115)
Total decrease in net assets	(35,591)	(136,856)	(65,973)	(236,221)
Net assets at beginning of period	339,196	476,052	895,666	1,131,887
Net assets at end of period	$303,605	$339,196	$829,693	$895,666
Undistributed (distributions in excess of) net investment income at end of period	$(2,275)	$(2)	$(1,611)	$(1)

  (1)  See Note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

	Small Cap Value Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04
		(unaudited)
OPERATIONS:
Investment income (loss) – net	$920	$2,056
Net realized gain on investments	37,450	92,122
Net change in unrealized appreciation or depreciation of investments	4,449	7,329
Net increase in net assets resulting from operations	42,819	101,507
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(177)	(92)
Class B	(23)	-
Class C	(11)	-
Class R	-	(3)
Class Y	(1,625)	(1,696)
Net realized gain on investments:
Class A	(6,876)	(1,428)
Class B	(1,566)	(487)
Class C	(747)	(183)
Class R	-	(54)
Class Y	(55,117)	(16,522)
Total distributions	(66,142)	(20,465)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	4,743	19,021
Reinvestment of distributions	6,859	1,486
Payments for redemptions	(5,495)	(16,067)
Increase (decrease) in net assets from Class A transactions	6,107	4,440
Class B:
Proceeds from sales	562	1,193
Reinvestment of distributions	1,539	481
Payments for redemptions	(1,679)	(6,346)
Increase (decrease) in net assets from Class B transactions	422	(4,672)
Class C:
Proceeds from sales	475	1,179
Reinvestment of distributions	745	183
Payments for redemptions	(801)	(1,855)
Increase (decrease) in net assets from Class C transactions	419	(493)
Class R:
Proceeds from sales	1	1,145
Reinvestment of distributions	-	52
Payments for redemptions	-	(2,727)
Increase (decrease) in net assets from Class R transactions	1	(1,530)
Class Y:
Proceeds from sales	32,896	59,568
Reinvestment of distributions	48,592	15,745
Payments for redemptions	(68,316)	(208,150)
Increase (decrease) in net assets from Class Y transactions	13,172	(132,837)
Increase (decrease) in net assets from capital share transactions	20,121	(135,092)
Total decrease in net assets	(3,202)	(54,050)
Net assets at beginning of period	425,477	479,527
Net assets at end of period	$422,275	$425,477
Undistributed (distributions in excess of) net investment income at end of period	$(431)	$485

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Loss	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (10)
Small Cap Growth Opportunities Fund (1)
Class A
2005	(2) (3)	$21.74	$(0.17)	$3.16	$(2.95)	$-	$21.78	13.90%
2004	(3)	21.95	(0.35)	0.27	(0.13)	-	21.74	(0.39)
2003	(3)	13.86	(0.28)	8.37	-	-	21.95	58.37
2002		16.89	(0.26)	(2.74)	-	(0.03)	13.86	(17.84)
2001	(3) (4)	31.26	(0.17)	(5.20)	(9.00)	-	16.89	(21.51)
2000	(3) (5)	21.80	(0.40)	15.99	(6.13)	-	31.26	87.43
1999	(5)	12.38	(0.26)	9.71	(0.03)	-	21.80	76.54
Class B
2005	(2) (3)	$20.69	$(0.24)	$3.00	$(2.95)	$-	$20.50	13.47%
2004	(3)	21.05	(0.50)	0.27	(0.13)	-	20.69	(1.13)
2003	(3)	13.39	(0.40)	8.06	-	-	21.05	57.21
2002		16.44	(0.39)	(2.63)	-	(0.03)	13.39	(18.45)
2001	(3) (4)	30.84	(0.31)	(5.09)	(9.00)	-	16.44	(22.07)
2000	(3) (5)	21.69	(0.61)	15.89	(6.13)	-	30.84	86.13
1999	(3) (5) (6)	13.74	(0.30)	8.25	-	-	21.69	57.86
Class C
2005	(2) (3)	$21.28	$(0.25)	$3.09	$(2.95)	$-	$21.17	13.47%
2004	(3)	21.65	(0.49)	0.25	(0.13)	-	21.28	(1.14)
2003	(3)	13.77	(0.43)	8.31	-	-	21.65	57.23
2002		16.90	(0.19)	(2.91)	-	(0.03)	13.77	(18.42)
2001	(3) (7)	16.34	-	0.56	-	-	16.90	3.43
Class R
2005	(2) (3)	$21.74	$(0.18)	$3.17	$(2.95)	$-	$21.78	13.92%
2004	(3) (8)	21.95	(0.42)	0.34	(0.13)	-	21.74	(0.39)
2003	(3)	13.86	(0.28)	8.37	-	-	21.95	58.37
2002		16.89	(0.26)	(2.74)	-	(0.03)	13.86	(17.84)
2001	(3) (9)	20.01	(0.19)	(2.93)	-	-	16.89	(15.59)
Class Y
2005	(2) (3)	$22.55	$(0.15)	$3.27	$(2.95)	$-	$22.72	13.98%
2004	(3)	22.70	(0.32)	0.30	(0.13)	-	22.55	(0.11)
2003	(3)	14.30	(0.25)	8.65	-	-	22.70	58.74
2002		17.38	(0.25)	(2.80)	-	(0.03)	14.30	(17.62)
2001	(3) (4)	31.83	(0.12)	(5.33)	(9.00)	-	17.38	(21.35)
2000	(5)	22.06	(0.31)	16.21	(6.13)	-	31.83	87.90
1999	(5)	12.49	(0.19)	9.79	(0.03)	-	22.06	77.06

  (1)  The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal period ended October 31.

  (6)  Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Growth Opportunities Fund (1)
Class A
2005	(2) (3)	$88,287	1.93%	(1.53)%	1.96%	(1.56)%	90%
2004	(3)	101,031	1.93	(1.42)	1.96	(1.45)	178
2003	(3)	81,999	1.93	(1.63)	1.97	(1.67)	137
2002		44,834	1.93	(1.53)	1.97	(1.57)	123
2001	(3) (4)	45,233	1.93	(0.91)	1.99	(0.97)	125
2000	(3) (5)	43,031	1.96	(1.31)	1.96	(1.31)	179
1999	(5)	21,988	2.01	(1.43)	2.02	(1.44)	200
Class B
2005	(2) (3)	$9,091	2.68%	(2.28)%	2.71%	(2.31)%	90%
2004	(3)	9,063	2.68	(2.16)	2.71	(2.19)	178
2003	(3)	6,441	2.68	(2.38)	2.72	(2.42)	137
2002		3,779	2.68	(2.28)	2.72	(2.32)	123
2001	(3) (4)	3,165	2.68	(1.68)	2.74	(1.74)	125
2000	(3) (5)	2,136	2.71	(2.06)	2.71	(2.06)	179
1999	(3) (5) (6)	140	2.78	(2.36)	2.78	(2.36)	200
Class C
2005	(2) (3)	$3,778	2.68%	(2.28)%	2.71%	(2.31)%	90%
2004	(3)	4,669	2.68	(2.07)	2.71	(2.10)	178
2003	(3)	1,529	2.68	(2.38)	2.72	(2.42)	137
2002		260	2.68	(2.31)	2.72	(2.35)	123
2001	(3) (7)	1	1.63	(0.41)	1.76	(0.54)	125
Class R
2005	(2) (3)	$9	2.18%	(1.64)%	2.36%	(1.82)%	90%
2004	(3) (8)	1	1.93	(1.67)	1.96	(1.70)	178
2003	(3)	3,694	1.93	(1.62)	1.97	(1.66)	137
2002		2,027	1.93	(1.53)	1.97	(1.57)	123
2001	(3) (9)	2,014	1.94	(1.06)	2.00	(1.12)	125
Class Y
2005	(2) (3)	$202,440	1.68%	(1.28)%	1.71%	(1.31)%	90%
2004	(3)	224,432	1.68	(1.25)	1.71	(1.28)	178
2003	(3)	382,389	1.68	(1.38)	1.72	(1.42)	137
2002		208,439	1.68	(1.28)	1.72	(1.32)	123
2001	(3) (4)	266,115	1.68	(0.64)	1.74	(0.70)	125
2000	(5)	322,981	1.71	(1.06)	1.71	(1.06)	179
1999	(5)	150,898	1.76	(1.18)	1.77	(1.19)	200

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Small Cap Select Fund (1)
Class A
2005	(2)	$15.95	$(0.04)	$1.42	$-	$(3.15)	$14.18	7.97%
2004	(3)	14.52	(0.12)	2.60	-	(1.05)	15.95	17.64
2003	(3)	10.68	(0.09)	3.93	-	-	14.52	35.96
2002	(3)	11.97	(0.10)	(0.30)	-	(0.89)	10.68	(4.56)
2001	(3) (4)	17.60	(0.03)	(1.89)	-	(3.71)	11.97	(12.63)
2000	(3) (5)	13.84	(0.10)	4.13	(0.01)	(0.26)	17.60	29.65
1999	(6)	11.86	(0.07)	2.10	-	(0.05)	13.84	17.21
Class B
2005	(2)	$14.56	$(0.09)	$1.30	$-	$(3.15)	$12.62	7.52%
2004	(3)	13.42	(0.22)	2.41	-	(1.05)	14.56	16.88
2003	(3)	9.95	(0.17)	3.64	-	-	13.42	34.88
2002	(3)	11.28	(0.19)	(0.25)	-	(0.89)	9.95	(5.23)
2001	(3) (4)	16.90	(0.12)	(1.79)	-	(3.71)	11.28	(13.21)
2000	(3) (5)	13.38	(0.13)	3.92	-	(0.27)	16.90	28.81
1999	(6)	11.53	(0.16)	2.06	-	(0.05)	13.38	16.57
Class C (3)
2005	(2)	$15.60	$(0.10)	$1.40	$-	$(3.15)	$13.75	7.60%
2004		14.32	(0.24)	2.57	-	(1.05)	15.60	16.79
2003		10.62	(0.18)	3.88	-	-	14.32	34.84
2002		11.97	(0.20)	(0.26)	-	(0.89)	10.62	(5.09)
2001	(7)	11.72	-	0.25	-	-	11.97	2.13
Class R
2005	(2)	$15.91	$(0.06)	$1.42	$-	$(3.15)	$14.12	7.86%
2004	(3) (8)	14.49	(0.13)	2.60	-	(1.05)	15.91	17.60
2003	(3)	10.66	(0.09)	3.92	-	-	14.49	35.93
2002	(3)	11.94	(0.10)	(0.29)	-	(0.89)	10.66	(4.48)
2001	(3) (4)	17.55	(0.01)	(1.89)	-	(3.71)	11.94	(12.52)
2000	(3) (5)	13.80	(0.01)	4.03	(0.01)	(0.26)	17.55	29.67
1999	(6)	11.82	(0.07)	2.10	-	(0.05)	13.80	17.27
Class Y
2005	(2)	$16.54	$(0.02)	$1.47	$-	$(3.15)	$14.84	8.12%
2004	(3)	14.98	(0.09)	2.70	-	(1.05)	16.54	17.98
2003	(3)	11.00	(0.06)	4.04	-	-	14.98	36.18
2002	(3)	12.26	(0.07)	(0.30)	-	(0.89)	11.00	(4.19)
2001	(3) (4)	17.92	-	(1.95)	-	(3.71)	12.26	(12.49)
2000	(3) (5)	14.07	0.05	4.10	(0.03)	(0.27)	17.92	30.01
1999	(6)	12.02	(0.03)	2.13	-	(0.05)	14.07	17.57

  (1)  The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the fiscal year ended November 30.

  (7)  Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Select Fund (1)
Class A
2005	(2)	$100,967	1.21%	(0.55)%	1.25%	(0.59)%	55%
2004	(3)	97,775	1.21	(0.76)	1.24	(0.79)	116
2003	(3)	73,445	1.21	(0.73)	1.25	(0.77)	145
2002	(3)	33,586	1.21	(0.81)	1.25	(0.85)	171
2001	(3) (4)	17,351	1.19	(0.24)	1.22	(0.27)	204
2000	(3) (5)	9,538	1.28	(0.01)	1.39	(0.12)	91
1999	(6)	8,885	1.26	(0.57)	1.36	(0.67)	72
Class B
2005	(2)	$13,569	1.96%	(1.30)%	2.00%	(1.34)%	55%
2004	(3)	13,050	1.96	(1.51)	1.99	(1.54)	116
2003	(3)	11,541	1.96	(1.48)	2.00	(1.52)	145
2002	(3)	4,613	1.96	(1.56)	2.00	(1.60)	171
2001	(3) (4)	1,979	1.93	(0.99)	1.97	(1.03)	204
2000	(3) (5)	1,331	1.98	(0.71)	2.09	(0.82)	91
1999	(6)	1,094	1.96	(1.27)	2.06	(1.37)	72
Class C (3)
2005	(2)	$14,545	1.96%	(1.30)%	2.00%	(1.34)%	55%
2004		13,841	1.96	(1.50)	1.99	(1.53)	116
2003		11,128	1.96	(1.47)	2.00	(1.51)	145
2002		3,096	1.96	(1.61)	2.02	(1.67)	171
2001	(7)	-	-	-	-	-	204
Class R
2005	(2)	$37	1.46%	(0.78)%	1.65%	(0.97)%	55%
2004	(3) (8)	19	1.21	(0.81)	1.24	(0.84)	116
2003	(3)	11,627	1.21	(0.75)	1.25	(0.79)	145
2002	(3)	7,640	1.21	(0.80)	1.25	(0.84)	171
2001	(3) (4)	3,721	1.07	(0.05)	1.14	(0.12)	204
2000	(3) (5)	4,442	1.28	(0.01)	1.39	(0.12)	91
1999	(6)	2,448	1.26	(0.59)	1.36	(0.69)	72
Class Y
2005	(2)	$700,575	0.96%	(0.30)%	1.00%	(0.34)%	55%
2004	(3)	770,981	0.96	(0.52)	0.99	(0.55)	116
2003	(3)	1,024,146	0.96	(0.48)	1.00	(0.52)	145
2002	(3)	403,027	0.96	(0.55)	1.00	(0.59)	171
2001	(3) (4)	291,706	0.93	0.01	0.96	(0.02)	204
2000	(3) (5)	134,617	0.98	0.29	1.39	(0.12)	91
1999	(6)	111,643	0.96	(0.26)	1.36	(0.66)	72

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)
Small Cap Value Fund
Class A
2005	(1) (2)	$16.84	$0.02	$1.69	$(0.06)	$(2.66)	$15.83	10.17%
2004	(1)	14.28	0.03	3.13	(0.04)	(0.56)	16.84	22.70
2003	(1)	11.26	-	3.02	-	-	14.28	26.86
2002	(1)	13.40	(0.02)	(0.13)	-	(1.99)	11.26	(2.19)
2001	(1)	17.09	0.02	(0.97)	(0.05)	(2.69)	13.40	(6.36)
2000		13.94	(0.01)	3.23	-	(0.07)	17.09	23.19
Class B
2005	(1) (2)	$15.92	$(0.04)	$1.59	$(0.03)	$(2.66)	$14.78	9.74%
2004	(1)	13.60	(0.08)	2.96	-	(0.56)	15.92	21.76
2003	(1)	10.80	(0.08)	2.88	-	-	13.60	25.93
2002	(1)	13.01	(0.11)	(0.11)	-	(1.99)	10.80	(2.91)
2001	(1)	16.76	(0.09)	(0.97)	-	(2.69)	13.01	(7.24)
2000		13.77	(0.09)	3.15	-	(0.07)	16.76	22.31
Class C
2005	(1) (2)	$16.10	$(0.04)	$1.61	$(0.03)	$(2.66)	$14.98	9.77%
2004	(1)	13.74	(0.08)	3.00	-	(0.56)	16.10	21.83
2003	(1)	10.91	(0.09)	2.92	-	-	13.74	25.94
2002	(1)	13.13	(0.11)	(0.12)	-	(1.99)	10.91	(2.96)
2001	(1)	16.88	(0.10)	(0.95)	(0.01)	(2.69)	13.13	(7.08)
2000		13.87	(0.06)	3.14	-	(0.07)	16.88	22.29
Class R (1)
2005	(2)	$16.83	$-	$1.69	$(0.06)	$(2.66)	$15.80	10.06%
2004	(3)	14.27	0.03	3.12	(0.03)	(0.56)	16.83	22.69
2003		11.26	0.01	3.01	(0.01)	-	14.27	26.79
2002		13.40	(0.01)	(0.14)	-	(1.99)	11.26	(2.19)
2001	(4)	12.84	-	0.56	-	-	13.40	4.36
Class Y
2005	(1) (2)	$17.05	$0.04	$1.71	$(0.07)	$(2.66)	$16.07	10.28%
2004	(1)	14.44	0.08	3.16	(0.07)	(0.56)	17.05	23.02
2003	(1)	11.38	0.03	3.05	(0.02)	-	14.44	27.10
2002	(1)	13.48	0.02	(0.12)	(0.01)	(1.99)	11.38	(1.83)
2001	(1)	17.19	0.06	(1.00)	(0.08)	(2.69)	13.48	(6.25)
2000		13.98	0.02	3.26	-	(0.07)	17.19	23.56

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

			Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Value Fund
Class A
2005	(1) (2)	$46,651	1.23%	0.23%	1.25%	0.21%	21%
2004	(1)	43,192	1.23	0.21	1.25	0.19	34
2003	(1)	32,416	1.23	0.02	1.25	-	49
2002	(1)	27,205	1.23	(0.12)	1.26	(0.15)	37
2001	(1)	34,292	1.15	0.11	1.15	0.11	53
2000		35,858	1.14	(0.13)	1.16	(0.15)	73
Class B
2005	(1) (2)	$9,674	1.98%	(0.52)%	2.00%	(0.54)%	21%
2004	(1)	9,901	1.98	(0.51)	2.00	(0.53)	34
2003	(1)	12,560	1.98	(0.73)	2.00	(0.75)	49
2002	(1)	12,008	1.98	(0.87)	2.01	(0.90)	37
2001	(1)	12,392	1.90	(0.64)	1.90	(0.64)	53
2000		13,646	1.88	(0.89)	1.90	(0.91)	73
Class C
2005	(1) (2)	$4,719	1.98%	(0.52)%	2.00%	(0.54)%	21%
2004	(1)	4,609	1.98	(0.52)	2.00	(0.54)	34
2003	(1)	4,354	1.98	(0.74)	2.00	(0.76)	49
2002	(1)	4,873	1.98	(0.87)	2.01	(0.90)	37
2001	(1)	4,547	1.90	(0.65)	1.90	(0.65)	53
2000		1,099	1.88	(0.84)	1.91	(0.87)	73
Class R (1)
2005	(2)	$2	1.48%	0.00%	1.65%	(0.17)%	21%
2004	(3)	1	1.23	0.22	1.25	0.20	34
2003		1,351	1.23	0.04	1.25	0.02	49
2002		424	1.24	(0.11)	1.27	(0.14)	37
2001	(4)	-	-	-	-	-	53
Class Y
2005	(1) (2)	$361,229	0.98%	0.48%	1.00%	0.46%	21%
2004	(1)	367,774	0.98	0.50	1.00	0.48	34
2003	(1)	428,846	0.98	0.27	1.00	0.25	49
2002	(1)	368,092	0.98	0.13	1.01	0.10	37
2001	(1)	434,097	0.90	0.37	0.90	0.37	53
2000		431,906	0.89	0.11	0.91	0.09	73

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.6%
Consumer Discretionary – 17.8%
Blockbuster, Cl A (a)	316,630	$2,796
Blockbuster, Cl B	675,380	5,646
Cheesecake Factory* (a)	136,700	4,846
Chico's FAS* (a)	581,760	16,441
Coldwater Creek*	762,193	14,085
Fortune Brands	91,810	7,403
Gaylord Entertainment* (a)	587,650	23,741
Harrah's Entertainment (a)	268,480	17,338
Hot Topic* (a)	334,940	7,318
Marriott International, Cl A (a)	297,110	19,865
Marvel Enterprises* (a)	1,755,055	35,101
P.F. Chang's China Bistro* (a)	192,030	11,483
Polaris Industries	49,060	3,446
Prestige Brand Holdings*	235,420	4,155
Royal Caribbean Cruises (a)	324,430	14,499
Scientific Games, Cl A* (a)	1,075,830	24,583
Station Casinos (a)	256,620	17,335
Univision Communications, Cl A* (a)	633,260	17,535
		247,616
Consumer Staples – 3.2%
Bunge Limited (a)	383,770	20,678
Corn Products International	383,180	9,959
Hershey Foods (a)	238,340	14,410
		45,047
Energy – 8.1%
Apache	187,804	11,499
ENSCO International	225,310	8,485
National-Oilwell* (a)	601,020	28,068
Newfield Exploration*	241,510	17,935
Premcor* (a)	121,580	7,256
Smith International* (a)	93,670	5,876
Weatherford International* (a)	358,200	20,754
XTO Energy (a)	381,746	12,537
		112,410
Financials – 7.2%
Ameritrade Holding*	1,894,120	19,339
Calamos Asset Management*	285,970	7,698
Chicago Mercantile Exchage (a)	73,810	14,321
Investors Financial Services (a)	914,645	44,735
Legg Mason (a)	133,770	10,453
optionsXpress Holdings* (a)	190,200	3,079
		99,625
Health Care – 23.1%
Aetna (a)	472,640	35,424
American Healthways* (a)	639,990	21,132
Biomet (a)	164,540	5,973
C.R Bard	94,160	6,410
Caremark Rx* (a)	798,800	31,776
DENTSPLY International	271,020	14,746
Fisher Scientific International* (a)	670,790	38,181
Genzyme*	222,830	12,755
PacifiCare Health Systems* (a)	272,420	15,506
PerkinElmer	2,014,400	41,557
Quest Diagnostics (a)	297,390	31,265
St. Jude Medical*	180,330	6,492

Mid Cap Growth Opportunities Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Thermo Electron*	1,110,980	$28,097
Triad Hospitals* (a)	167,295	8,381
WellPoint Health Networks*	71,920	9,015
Zimmer Holdings* (a)	198,780	15,467
		322,177
Industrials – 10.8%
Dun & Bradstreet* (a)	630,490	38,744
L-3 Communications Holdings (a)	473,730	33,644
MSC Industrial Direct	176,530	5,395
Pentair	347,170	13,540
Power-One*	1,467,460	7,132
Republic Services	629,875	21,088
Stericycle* (a)	423,830	18,733
UTI Worldwide (a)	184,540	12,816
		151,092
Information Technology – 26.3% (b)
Adobe Systems (a)	515,750	34,643
Altera* (a)	749,780	14,831
Amphenol, Cl A*	301,180	11,156
Apple Computer*	661,220	27,553
Autodesk	346,470	10,311
Avaya*	1,042,410	12,175
CDW (a)	236,615	13,411
Cognizant Technology Solutions*	259,950	12,010
Cypress Semiconductor* (a)	697,280	8,786
Fairchild Semiconductor International, Cl A* (a)	250,560	3,841
Hyperion Solutions* (a)	287,920	12,700
iVillage*	1,010,114	6,152
Juniper Networks* (a)	304,627	6,720
Lam Research* (a)	233,360	6,735
Linear Technology (a)	409,160	15,675
Macromedia* (a)	204,940	6,866
Marvell Technology Group* (a)	307,890	11,805
MEMC Electronic Materials*	921,950	12,400
Microchip Technology	347,060	9,027
NCR* (a)	2,079,700	70,169
Research in Motion* (a)	301,940	23,074
Silicon Image*	267,230	2,688
TIBCO Software*	588,780	4,386
VeriSign* (a)	663,350	19,038
VERITAS Software* (a)	428,280	9,945
		366,097
Materials – 1.1%
Freeport-McMoran Copper & Gold, Cl B (a)	221,560	8,776
Pactiv* (a)	289,590	6,762
		15,538
Total Common Stocks (Cost $1,136,559)		1,359,602
Affiliated Money Market Fund – 2.4%
First American Prime Obligations Fund, Cl Z (c)	33,667,465	33,667
Total Affiliated Money Market Fund (Cost $33,667)		33,667
Investments Purchased with Proceeds from Securities Lending – 47.6%
Commercial Paper – 11.0%
Bluegrass 2.904%, 11/18/05	$2,407	2,407

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Cable Beach 2.642%, 4/11/05	$6,017	$6,012
Concord Minutemen Capital
2.810%, 4/13/05	5,777	5,777
2.750%, 4/07/06	18,052	18,052
Descartes Funding Trust 2.810%, 11/15/05	6,017	6,017
Duke Funding VI
2.794%, 4/05/05	3,057	3,056
2.823%, 4/11/05	8,433	8,426
2.833%, 4/15/05	3,610	3,610
Independence 2.880%, 10/17/05	7,136	7,136
Laguna ABS/Laguna Corp
2.736%, 4/04/05	6,017	6,015
2.728%, 5/02/05	6,017	6,002
Lakeside Funding 2.800%, 4/08/05	9,628	9,628
Leaf's LLC 2.860%, 4/20/05	6,619	6,619
Liquid Funding 2.840%, 5/25/05	6,017	6,017
Main Street Warehouse 2.837%, 4/22/05	12,034	12,014
Morgan Stanley
2.955%, 7/25/05	12,035	12,035
2.393%, 9/09/05	3,610	3,610
Orchard Park
2.846%, 10/06/05	2,648	2,648
2.827%, 1/06/06	12,101	12,101
Sigma Finance
2.945%, 5/17/05	361	361
2.945%, 5/17/05	842	842
2.945%, 5/17/05	1,203	1,203
Thornburg Mortgage
2.716%, 4/01/05	8,424	8,424
2.756%, 4/07/05	6,017	6,014
Total Commercial Paper		154,026
Corporate Obligations – 12.8%
Allstate Life Global
2.800%, 10/14/05	3,009	3,009
2.860%, 10/14/05	12,035	12,035
Bayer Landbank NY
2.840%, 6/24/05	5,416	5,416
2.840%, 6/24/05	6,017	6,018
Blue Heron Funding 2.880%, 5/18/05	3,370	3,370
Castle Hill III 3.050%, 9/15/15	3,610	3,610
Cheyne High Grade 2.280%, 11/10/39	6,017	6,017
Depfa Bank PLC 2.990%, 6/15/05	6,016	6,016
Duke Funding VI 2.680%, 4/08/05	7,281	7,281
General Electric Capital Corporation 2.860%, 7/09/07	6,017	6,025
Jackson National Life 2.810%, 4/15/05	6,017	6,017
Jefferson Pilot 2.860%, 8/17/05	6,017	6,017

Mid Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
LaSalle Bank NA 2.900%, 8/01/05	$3,009	$3,005
Liquid Funding 2.850%, 6/28/05	5,416	5,416
Merrill Lynch 2.750%, 10/01/05	12,035	12,038
Metlife Global Funding
2.850%, 10/14/05	7,221	7,222
2.890%, 4/28/08	5,055	5,056
Morgan Stanley 2.890%, 12/26/08	6,017	6,018
Natexis Banq NY
2.130%, 7/12/05	1,805	1,805
2.955%, 7/12/05	6,619	6,619
Northlake CDO 3.030%, 9/06/05	3,610	3,610
Park Place Resecuritization 2.900%, 5/25/05	5,520	5,511
Premium Asset Trust
2.810%, 5/13/05	3,370	3,370
2.760%, 7/01/05	17,931	17,931
2.820%, 10/14/05	4,814	4,814
REMAC 1.867%, 9/29/05	6,180	6,206
RMAC 2.790%, 6/12/05	6,126	6,126
SMM Trust 2004 1.930%, 9/23/05	6,600	6,601
Westlb AG New York 2.780%, 3/10/15	6,017	6,016
Total Corporate Obligations		178,195
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	4,858,941	4,859
Total Money Market Funds		4,859
Other Short-Term Investments – 3.5%
ARLO III 3.010%, 9/28/05	$18,052	18,052
Commonwealth Life 3.115%, 4/01/05 (d)	6,076	6,076
General Electric Capital Assurance 2.770%, 4/01/05	2,407	2,407
HBOS Treasury Services 2.710%, 11/01/05	6,619	6,622
ING USA Annuity & Life 2.180%, 6/30/05	15,645	15,645
Total Other Short-Term Investments		48,802
Repurchase Agreements – 20.0%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $12,035,562 (collateralized by various securities: Total market value $12,351,432)	12,035	12,035
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $3,616,894 (collateralized by commercial loans: Total market value $3,698,647)	3,610	3,610
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $24,071,043 (collateralized by various securities: Total market value $25,897,271)	24,069	24,069

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $30,088,783 (collateralized by collateralized U.S. government securities: Total market value $30,688,346)	$30,086	$30,086
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,407,105 (collateralized by collateralized mortgage obligations: Total market value $2,527,735)	2,407	2,407
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,407,105 (collateralized by collateralized mortgage obligations: Total market value $2,527,586)	2,407	2,407
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,407,105 (collateralized by collateralized mortgage obligations: Total market value $2,527,341)	2,407	2,407
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,203,552 (collateralized by collateralized mortgage obligations: Total market value $1,263,867)	1,204	1,204
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,203,552 (collateralized by collateralized mortgage obligations: Total market value $1,263,867)	1,203	1,203
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $30,088,887 (collateralized by mortgage loans: Total market value $30,700,383)	30,086	30,086
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $27,079,999 (collateralized by mortgage loans: Total market value $27,630,359)	27,078	27,078
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $6,020,165 (collateralized by mortgage loans: Total market value $6,140,145)	6,017	6,017
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $24,071,050 (collateralized by collateralized mortgage obligations: Total market value $26,469,527)	24,069	24,069
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $18,053,347 (collateralized by mortgage loans: Total market value $18,412,852)	18,052	18,052
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $2,046,043 (collateralized by corporate securities: Total market value $2,250,613)	2,046	2,046
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $18,053,282 (collateralized by corporate securities: Total market value $18,954,786)	18,052	18,052

Mid Cap Growth Opportunities Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $15,044,414 (collateralized by corporate securities: Total market value $15,795,791)	$15,043	$15,043
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $12,035,521 (collateralized by corporate securities: Total market value $12,636,851)	12,035	12,035
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $9,026,649 (collateralized by corporate securities: Total market value $9,477,671)	9,026	9,026
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $2,407,106 (collateralized by corporate securities: Total market value $2,527,566)	2,407	2,407
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $34,903,003 (collateralized by U.S. government securities: Total market value $35,632,953)	34,900	34,900
Total Repurchase Agreements		278,239
Total Investments Purchased with Proceeds from Securities Lending (Cost $664,121)		664,121
Total Investments – 147.6% (Cost $1,834,347)		2,057,390
Other Assets and Liabilities, Net – (47.6)%		(663,672)
Total Net Assets – 100.0%		$1,393,718

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $644,121,843 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this industry sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.3%
Consumer Discretionary – 15.8%
Abercrombie & Fitch (a)	102,100	$5,844
Black & Decker (a)	82,150	6,489
BorgWarner (a)	133,700	6,509
Eastman Kodak (a)	205,550	6,691
Federated Department Stores (a)	152,010	9,674
Fortune Brands	45,830	3,695
Harrah's Entertainment (a)	88,500	5,715
Hearst-Argyle Television	126,330	3,221
Hilton Hotels	274,800	6,142
Lennar (a)	122,930	6,968
Liz Claiborne (a)	168,850	6,776
Nordstrom (a)	151,820	8,408
Sears Holdings*	31,450	4,188
Sherwin Williams (a)	241,620	10,629
		90,949
Consumer Staples – 4.9%
Bunge Limited (a)	113,050	6,091
Clorox (a)	160,610	10,117
Pilgrim's Pride (a)	212,690	7,597
Smithfield Foods* (a)	141,140	4,453
		28,258
Energy – 10.2%
Ashland	111,470	7,521
EOG Resources (a)	135,940	6,626
GlobalSantaFe (a)	120,230	4,453
National-Oilwell* (a)	270,220	12,619
Newfield Exploration*	127,540	9,471
Unocal	74,370	4,588
Valero Energy	140,800	10,316
Williams (a)	167,610	3,153
		58,747
Financials – 21.5%
ACE	217,330	8,969
Ambac Financial Group	66,390	4,963
Boston Properties (REIT) (a)	106,570	6,419
City National (a)	68,280	4,767
Developers Diversified Realty (REIT) (a)	160,550	6,382
E*TRADE Financial*	436,840	5,242
Equity Office Properties Trust (REIT)	190,430	5,738
Genworth Financial (a)	311,050	8,560
Lincoln National	142,920	6,451
Marshall & Ilsley (a)	229,110	9,565
MGIC Investment (a)	116,750	7,200
North Fork Bancorp	382,279	10,604
Northern Trust (a)	237,370	10,311
Prologis	130,490	4,841
SAFECO (a)	92,080	4,485
Simon Property Group (REIT) (a)	86,254	5,225
Synovus Financial (a)	247,680	6,900
W.R. Berkley	148,315	7,356
		123,978
Health Care – 4.8%
CIGNA	58,980	5,267
Community Health Systems*	279,170	9,746

Mid Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Medco Health Solutions* (a)	149,400	$7,406
PerkinElmer	245,090	5,056
		27,475
Industrials – 9.4%
American Standard*	222,820	10,357
Burlington Northern Santa Fe	119,320	6,435
Canadian National Railway	69,190	4,380
Cooper Industries	84,700	6,058
Eaton	165,180	10,803
Joy Global	200,235	7,020
Republic Services	264,420	8,853
		53,906
Information Technology – 9.8%
Amphenol, Cl A*	212,140	7,858
Avaya*	346,730	4,050
Computer Sciences* (a)	131,020	6,007
Convergys* (a)	280,560	4,189
Fairchild Semiconductor International, Cl A* (a)	349,250	5,354
Harris	160,100	5,227
National Semiconductor (a)	350,350	7,221
NCR*	312,510	10,544
Xerox* (a)	409,560	6,205
		56,655
Materials – 10.6%
Bemis	243,040	7,563
Bowater (a)	127,390	4,799
Cytec Industries	165,000	8,951
Freeport-McMoran Copper & Gold, Cl B	117,330	4,647
Lyondell Chemical (a)	289,980	8,096
MeadWestvaco	242,260	7,709
Phelps Dodge (a)	89,520	9,107
Rohm & Haas (a)	101,020	4,849
Temple-Inland	73,850	5,358
		61,079
Utilities – 11.3%
Alliant Energy	207,020	5,544
Constellation Energy	207,650	10,736
DPL	276,520	6,913
DTE Energy (a)	160,490	7,299
Entergy	78,200	5,526
PG&E* (a)	275,600	9,398
PPL (a)	144,870	7,822
Sempra Energy (a)	129,270	5,150
TXU (a)	84,580	6,735
		65,123
Total Common Stocks (Cost $460,622)		566,170
Affiliated Money Market Fund – 2.2%
First American Prime Obligations Fund, Cl Z (b)	12,766,818	12,767
Total Affiliated Money Market Fund (Cost $12,767)		12,767

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Mid Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Investments Purchased with Proceeds from Securities Lending – 41.3%
Commercial Paper – 9.6%
Bluegrass 2.904%, 11/18/05	$863	$863
Cable Beach 2.642%, 4/11/05	2,157	2,156
Concord Minutemen Capital
2.810%, 4/13/05	2,071	2,071
2.750%, 4/07/06	6,472	6,472
Descartes Funding Trust 2.810%, 11/15/05	2,157	2,157
Duke Funding VI
2.794%, 4/05/05	1,096	1,096
2.823%, 4/11/05	3,024	3,021
2.833%, 4/15/05	1,294	1,294
Independence 2.880%, 10/17/05	2,559	2,559
Laguna ABS/Laguna Corp
2.736%, 4/04/05	2,157	2,157
2.728%, 5/02/05	2,157	2,152
Lakeside Funding 2.800%, 4/08/05	3,452	3,452
Leaf's LLC 2.860%, 4/20/05	2,373	2,373
Liquid Funding 2.840%, 5/25/05	2,157	2,157
Main Street Warehouse 2.837%, 4/22/05	4,315	4,307
Morgan Stanley
2.955%, 7/25/05	4,315	4,315
2.393%, 9/09/05	1,294	1,294
Orchard Park
2.846%, 10/06/05	949	949
2.827%, 1/06/06	4,338	4,338
Sigma Finance
2.945%, 5/17/05	130	130
2.945%, 5/17/05	302	302
2.945%, 5/17/05	432	432
Thornburg Mortgage
2.716%, 4/01/05	3,020	3,020
2.756%, 4/07/05	2,157	2,156
Total Commercial Paper		55,223
Corporate Obligations – 11.1%
Allstate Life Global
2.800%, 10/14/05	1,079	1,079
2.860%, 10/14/05	4,315	4,315
Bayer Landbank NY
2.840%, 6/24/05	1,942	1,942
2.840%, 6/24/05	2,157	2,158
Blue Heron Funding 2.880%, 5/18/05	1,208	1,208
Castle Hill III 3.050%, 9/15/15	1,294	1,294
Cheyne High Grade 2.280%, 11/10/39	2,157	2,157
Depfa Bank PLC 2.990%, 6/15/05	2,157	2,157
Duke Funding VI 2.680%, 4/08/05	2,610	2,610

Mid Cap Value Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
General Electric Capital Corporation 2.860%, 7/09/07	$2,157	$2,160
Jackson National Life 2.810%, 4/15/05	2,157	2,157
Jefferson Pilot 2.860%, 8/17/05	2,157	2,157
LaSalle Bank NA 2.900%, 8/01/05	1,079	1,078
Liquid Funding 2.850%, 6/28/05	1,942	1,942
Merrill Lynch 2.750%, 10/01/05	4,315	4,316
Metlife Global Funding
2.850%, 10/14/05	2,589	2,589
2.890%, 4/28/08	1,812	1,813
Morgan Stanley 2.890%, 12/26/08	2,157	2,158
Natexis Banq NY
2.130%, 7/12/05	647	647
2.955%, 7/12/05	2,373	2,373
Northlake CDO 3.030%, 9/06/05	1,294	1,294
Park Place Resecuritization 2.900%, 5/25/05	1,979	1,976
Premium Asset Trust
2.810%, 5/13/05	1,208	1,208
2.760%, 7/01/05	6,429	6,429
2.820%, 10/14/05	1,726	1,726
REMAC 1.867%, 9/29/05	2,216	2,225
RMAC 2.790%, 6/12/05	2,196	2,196
SMM Trust 2004 1.930%, 9/23/05	2,366	2,367
Westlb AG New York 2.780%, 3/10/15	2,157	2,157
Total Corporate Obligations		63,888
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	1,742,073	1,742
Total Money Market Funds		1,742
Other Short-Term Investments – 3.0%
ARLO III 3.010%, 9/28/05	$6,472	6,472
Commonwealth Life 3.115%, 4/01/05 (c)	2,179	2,179
General Electric Capital Assurance 2.770%, 4/01/05	863	863
HBOS Treasury Services 2.710%, 11/01/05	2,373	2,374
ING USA Annuity & Life 2.180%, 6/30/05	5,609	5,609
Total Other Short-Term Investments		17,497
Repurchase Agreements – 17.3%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $4,315,103 (collateralized by various securities: Total market value $4,428,352)	4,315	4,315

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Mid Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,296,763 (collateralized by commercial loans: Total market value $1,326,074)	$1,294	$1,294
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $8,630,177 (collateralized by various securities: Total market value $9,284,933)	8,630	8,630
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $10,787,713 (collateralized by collateralized U.S. government securities: Total market value $11,002,674)	10,787	10,787
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $863,018 (collateralized by collateralized mortgage obligations: Total market value $906,267)	863	863
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $863,018 (collateralized by collateralized mortgage obligations: Total market value $906,214)	863	863
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $863,018 (collateralized by collateralized mortgage obligations: Total market value $906,126)	863	863
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $431,509 (collateralized by collateralized mortgage obligations: Total market value $453,134)	432	432
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $431,509 (collateralized by collateralized mortgage obligations: Total market value $453,134)	431	431
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $10,787,751 (collateralized by mortgage loans: Total market value $11,006,990)	10,787	10,787
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $9,708,976 (collateralized by mortgage loans: Total market value $9,906,296)	9,708	9,708
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,158,406 (collateralized by mortgage loans: Total market value $2,201,422)	2,157	2,157
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $8,630,179 (collateralized by collateralized mortgage obligations: Total market value $9,490,104)	8,629	8,629

Mid Cap Value Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $6,472,656 (collateralized by mortgage loans: Total market value $6,601,549)	$6,472	$6,472
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $733,567 (collateralized by corporate securities: Total market value $806,911)	734	734
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $6,472,632 (collateralized by corporate securities: Total market value $6,795,848)	6,472	6,472
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $5,393,865 (collateralized by corporate securities: Total market value $5,663,256)	5,393	5,393
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,315,088 (collateralized by corporate securities: Total market value $4,530,683)	4,315	4,315
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,236,319 (collateralized by corporate securities: Total market value $3,398,024)	3,236	3,236
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $863,018 (collateralized by corporate securities: Total market value $906,207)	863	863
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $12,513,753 (collateralized by U.S. government securities: Total market value $12,775,461)	12,513	12,513
Total Repurchase Agreements		99,757
Total Investments Purchased with Proceeds from Securities Lending (Cost $238,107)		238,107
Total Investments – 141.8% (Cost $711,496)		817,044
Other Assets and Liabilities, Net – (41.8)%		(241,170)
Total Net Assets – 100.0%		$575,874

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $232,390,368 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

Cl – Class

REIT – Real Estate Investment Trust

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Mid Cap Growth Opportunities Fund	Mid Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value*+	$1,745,484	$704,520
Investments in affiliated money market fund, at value**	33,667	12,767
Repurchase agreements, at value***	278,239	99,757
Cash****	2,956	475
Receivable for dividends and interest	273	1,024
Receivable for investment securities sold	7,737	22,884
Receivable for capital shares sold	1,408	844
Prepaid expenses and other assets	45	30
Total assets	2,069,809	842,301
LIABILITIES:
Payable for capital shares redeemed	8,938	771
Payable upon return of securities loaned	665,328	238,540
Payable for investment securities purchased	616	26,643
Payable for advisory, co-administration, and custodian fees	1,136	452
Payable for distribution and shareholder servicing fees	66	19
Accrued expenses and other liabilities	7	2
Total liabilities	676,091	266,427
Net assets	$1,393,718	$575,874
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,121,205	$482,757
Undistributed (distributions in excess of) net investment income	(3,654)	388
Accumulated net realized gain (loss) on investments	53,124	(12,819)
Net unrealized appreciation of investments	223,043	105,548
Net assets	$1,393,718	$575,874
* Investments in unaffiliated securities, at cost	$1,522,441	$598,972
** Investments in affiliated money market fund, at cost	$33,667	$12,767
*** Investments in repurchase agreements, at cost	$278,239	$99,757
**** Includes cash related to securities loaned	$1,207	$433
+ Including securities loaned, at value	$644,122	$232,390
Class A:
Net assets	$198,038	$29,775
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	5,248	1,293
Net asset value and redemption price per share	$37.73	$23.02
Maximum offering price per share (1)	$39.93	$24.36
Class B:
Net assets	$13,176	$10,280
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	372	464
Net asset value, offering price and redemption price per share (2)	$35.44	$22.18
Class C:
Net assets	$14,143	$4,164
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	386	184
Net asset value, offering price and redemption price per share (2)	$36.68	$22.62
Class R:
Net assets	$495	$52
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	13	2
Net asset value, offering price, and redemption price per share	$37.65	$22.99
Class Y:
Net assets	$1,167,866	$531,603
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	29,654	23,006
Net asset value, offering price, and redemption price per share	$39.38	$23.11

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Mid Cap Growth Opportunities Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends from affiliated money market fund	$2,919	$4,420
Dividends from unaffiliated securities	277	104
Less: Foreign taxes withheld	(5)	(4)
Securities lending	210	65
Other income	21	6
Total investment income	3,422	4,591
EXPENSES:
Investment advisory fees	4,942	1,871
Co-administration fees and expenses (including transfer agency fees)	1,875	704
Custodian fees	71	27
Directors' fees	16	6
Registration fees	21	24
Professional fees	34	14
Printing	15	5
Other	17	6
Distribution and shareholder servicing fees – Class A	236	39
Distribution and shareholder servicing fees – Class B	61	51
Distribution and shareholder servicing fees – Class C	69	19
Distribution and shareholder servicing fees – Class R (1)	-	-
Total expenses	7,357	2,766
Less: Fee waivers	(283)	(118)
Total net expenses	7,074	2,648
Investment income (loss) – net	(3,652)	1,943
REALIZED AND UNREALIZED GAINS ON INVESTMENTS – NET:
Net realized gain on investments	128,093	45,549
Net change in unrealized appreciation or depreciation of investments	71,197	24,842
Net gain on investments	199,290	70,391
Net increase in net assets resulting from operations	$195,638	$72,334

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Mid Cap Growth Opportunities Fund		Mid Cap Value Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)			(unaudited)
OPERATIONS:
Investment income (loss) – net	$(3,652)	$(8,420)	$1,943	$2,640
Net realized gain on investments	128,093	222,462	45,549	47,402
Net change in unrealized appreciation or depreciation of investments	71,197	10,165	24,842	37,910
Net increase in net assets resulting from operations	195,638	224,207	72,334	87,952
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	-	-	(62)	(65)
Class B	-	-	(1)	(4)
Class C	-	-	-	(1)
Class R	-	-	-	(3)
Class Y	-	-	(1,645)	(2,029)
Net realized gain on investments:
Class A	(26,788)	(4,797)	-	-
Class B	(1,832)	(306)	-	-
Class C	(2,008)	(393)	-	-
Class R	(2)	(322)	-	-
Class Y	(164,469)	(34,963)	-	-
Tax return of capital:
Class A	-	-	-	(2)
Class B (1)	-	-	-	-
Class C (1)	-	-	-	-
Class R (1)	-	-	-	-
Class Y	-	-	-	(55)
Total distributions	(195,099)	(40,781)	(1,708)	(2,159)
CAPITAL SHARE TRANSACTIONS (2):
Class A:
Proceeds from sales	20,025	29,575	4,897	13,198
Reinvestment of distributions	25,759	4,705	60	65
Payments for redemptions	(19,341)	(35,852)	(8,086)	(5,352)
Increase (decrease) in net assets from Class A transactions	26,443	(1,572)	(3,129)	7,911
Class B:
Proceeds from sales	1,724	2,328	661	1,051
Reinvestment of distributions	1,767	291	1	4
Payments for redemptions	(1,000)	(1,842)	(1,697)	(3,446)
Increase (decrease) in net assets from Class B transactions	2,491	777	(1,035)	(2,391)
Class C:
Proceeds from sales	1,827	1,776	708	1,189
Reinvestment of distributions	2,000	392	-	1
Payments for redemptions	(1,793)	(4,056)	(374)	(1,405)
Increase (decrease) in net assets from Class C transactions	2,034	(1,888)	334	(215)
Class R:
Proceeds from sales	538	1,017	51	776
Reinvestment of distributions	2	285	-	2
Payments for redemptions	(34)	(13,131)	-	(1,919)
Increase (decrease) in net assets from Class R transactions	506	(11,829)	51	(1,141)
Class Y:
Proceeds from sales	92,768	142,884	77,879	101,305
Reinvestment of distributions	131,611	29,145	1,066	1,435
Payments for redemptions	(227,661)	(316,100)	(45,629)	(79,863)
Increase (decrease) in net assets from Class Y transactions	(3,282)	(144,071)	33,316	22,877
Increase (decrease) in net assets from capital share transactions	28,192	(158,583)	29,537	27,041
Total increase in net assets	28,731	24,843	100,163	112,834
Net assets at beginning of period	1,364,987	1,340,144	475,711	362,877
Net assets at end of period	$1,393,718	$1,364,987	$575,874	$475,711
Undistributed (distributions in excess of) net investment income at end of period	$(3,654)	$(2)	$388	$153

  (1)  For the Mid Cap Value Fund for the period 10/01/03 to 9/30/04 and due to the presentation of the financial statements in thousands, the numbers round to zero.    (2)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

(This page has been left blank intentionally.)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Growth Opportunities Fund (1)
Class A
2005	(2) (3)	$38.19	$(0.14)	$5.73	$(6.05)	$37.73	14.64%	$198,038	1.20%	(0.72)%	1.24%	(0.76)%	55%
2004	(2)	33.68	(0.30)	5.88	(1.07)	38.19	16.88	173,436	1.20	(0.79)	1.24	(0.83)	135
2003	(2)	26.45	(0.18)	7.41	-	33.68	27.33	154,499	1.20	(0.58)	1.25	(0.63)	145
2002		28.33	(0.11)	(1.77)	-	26.45	(6.64)	75,002	1.20	(0.34)	1.26	(0.40)	162
2001	(2) (4)	54.63	(0.06)	(8.40)	(17.84)	28.33	(20.00)	82,043	1.20	(0.19)	1.22	(0.21)	204
2000	(2) (5)	37.80	(0.18)	17.80	(0.79)	54.63	47.23	108,326	1.20	(0.38)	1.22	(0.40)	205
1999	(2) (5)	37.59	(0.08)	0.60	(0.31)	37.80	1.31	95,758	1.19	(0.21)	1.21	(0.23)	140
Class B
2005	(2) (3)	$36.31	$(0.27)	$5.45	$(6.05)	$35.44	14.23%	$13,176	1.95%	(1.47)%	1.99%	(1.51)%	55%
2004	(2)	32.30	(0.55)	5.63	(1.07)	36.31	16.03	10,974	1.95	(1.54)	1.99	(1.58)	135
2003	(2)	25.56	(0.39)	7.13	-	32.30	26.37	9,055	1.95	(1.33)	2.00	(1.38)	145
2002		27.59	(0.18)	(1.85)	-	25.56	(7.36)	4,227	1.95	(1.08)	2.01	(1.14)	162
2001	(2) (4)	53.97	(0.29)	(8.25)	(17.84)	27.59	(20.60)	2,606	1.94	(0.95)	1.97	(0.98)	204
2000	(2) (5)	37.63	(0.53)	17.66	(0.79)	53.97	46.13	666	1.95	(1.13)	1.97	(1.15)	205
1999	(2) (5) (6)	37.57	(0.23)	0.29	-	37.63	0.16	126	1.95	(0.89)	1.97	(0.91)	140
Class C
2005	(2) (3)	$37.40	$(0.28)	$5.61	$(6.05)	$36.68	14.22%	$14,143	1.95%	(1.47)%	1.99%	(1.51)%	55%
2004	(2)	33.24	(0.57)	5.80	(1.07)	37.40	16.03	12,356	1.95	(1.54)	1.99	(1.58)	135
2003	(2)	26.29	(0.40)	7.35	-	33.24	26.43	12,649	1.95	(1.33)	2.00	(1.38)	145
2002		28.33	(0.10)	(1.94)	-	26.29	(7.20)	1,136	1.95	(1.07)	2.01	(1.13)	162
2001	(2) (7)	27.40	-	0.93	-	28.33	3.39	-	-	-	-	-	204
Class R
2005	(2) (3)	$38.15	$(0.19)	$5.74	$(6.05)	$37.65	14.54%	$495	1.45%	(1.01)%	1.64%	(1.20)%	55%
2004	(2) (8)	33.66	(0.30)	5.86	(1.07)	38.15	16.83	1	1.20	(0.81)	1.24	(0.85)	135
2003	(2)	26.43	(0.17)	7.40	-	33.66	27.36	10,284	1.20	(0.56)	1.25	(0.61)	145
2002		28.29	(0.07)	(1.79)	-	26.43	(6.58)	5,869	1.20	(0.33)	1.26	(0.39)	162
2001	(2) (9)	35.75	(0.06)	(7.40)	-	28.29	(20.87)	1,484	1.19	(0.24)	1.23	(0.28)	204
Class Y
2005	(2) (3)	$39.58	$(0.09)	$5.94	$(6.05)	$39.38	14.79%	$1,167,866	0.95%	(0.46)%	0.99%	(0.50)%	55%
2004	(2)	34.78	(0.21)	6.08	(1.07)	39.58	17.18	1,168,220	0.95	(0.54)	0.99	(0.58)	135
2003	(2)	27.25	(0.09)	7.62	-	34.78	27.68	1,153,657	0.95	(0.30)	1.00	(0.35)	145
2002		29.11	(0.05)	(1.81)	-	27.25	(6.39)	477,210	0.95	(0.08)	1.01	(0.14)	162
2001	(2) (4)	55.52	0.02	(8.59)	(17.84)	29.11	(19.84)	406,349	0.95	0.06	0.97	0.04	204
2000	(2) (5)	38.32	(0.05)	18.04	(0.79)	55.52	47.56	435,613	0.95	(0.13)	0.97	(0.15)	205
1999	(2) (5)	38.01	0.02	0.60	(0.31)	38.32	1.56	359,947	0.94	0.04	0.96	0.02	140

  (1)  The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund.
The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition,
(i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar Class B
shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
(iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal year ended October 31.

  (6)  Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Return of Capital (5)	Net Asset Value End of Period	Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Value Fund
Class A
2005	(1) (2)	$20.09	$0.06	$2.92	$(0.05)	$-	$23.02	14.82%	$29,775	1.20%	0.50%	1.24%	0.46%	47%
2004	(1)	16.30	0.08	3.77	(0.06)	-	20.09	23.65	28,561	1.20	0.41	1.25	0.36	83
2003	(1)	13.29	0.18	2.96	(0.12)	(0.01)	16.30	23.71	16,598	1.20	1.21	1.25	1.16	102
2002	(1)	13.74	0.13	(0.44)	(0.10)	(0.04)	13.29	(2.41)	13,083	1.20	0.83	1.26	0.77	90
2001	(1)	14.62	0.10	(0.88)	(0.10)	-	13.74	(5.41)	13,583	1.15	0.67	1.15	0.67	104
2000		12.95	0.08	1.67	(0.08)	-	14.62	13.58	13,568	1.15	0.53	1.19	0.49	141
Class B
2005	(1) (2)	$19.39	$(0.02)	$2.81	$-	$-	$22.18	14.40%	$10,280	1.95%	(0.24)%	1.99%	(0.28)%	47%
2004	(1)	15.81	(0.06)	3.65	(0.01)	-	19.39	22.69	9,928	1.95	(0.35)	2.00	(0.40)	83
2003	(1)	12.92	0.07	2.87	(0.04)	(0.01)	15.81	22.84	10,154	1.95	0.50	2.00	0.45	102
2002	(1)	13.37	0.01	(0.41)	(0.01)	(0.04)	12.92	(3.07)	10,410	1.95	0.08	2.01	0.02	90
2001	(1)	14.28	(0.01)	(0.88)	(0.02)	-	13.37	(6.21)	11,311	1.90	(0.08)	1.90	(0.08)	104
2000		12.67	0.02	1.61	(0.02)	-	14.28	12.85	12,495	1.90	(0.22)	1.94	(0.26)	141
Class C
2005	(1) (2)	$19.77	$(0.02)	$2.87	$-	$-	$22.62	14.42%	$4,164	1.95%	(0.23)%	1.99%	(0.27)%	47%
2004	(1)	16.12	(0.06)	3.72	(0.01)	-	19.77	22.69	3,342	1.95	(0.33)	2.00	(0.38)	83
2003	(1)	13.17	0.07	2.93	(0.04)	(0.01)	16.12	22.84	2,916	1.95	0.51	2.00	0.46	102
2002	(1)	13.63	0.01	(0.43)	-	(0.04)	13.17	(3.09)	3,207	1.95	0.08	2.01	0.02	90
2001	(1)	14.55	(0.01)	(0.89)	(0.02)	-	13.63	(6.17)	3,312	1.90	(0.04)	1.90	(0.04)	104
2000		12.92	0.02	1.63	(0.02)	-	14.55	12.81	1,430	1.90	(0.15)	1.93	(0.18)	141
Class R (1)
2005	(2)	$20.09	$0.08	$2.86	$(0.04)	$-	$22.99	14.64%	$52	1.45%	0.74%	1.64%	0.55%	47%
2004	(3)	16.31	0.07	3.76	(0.05)	-	20.09	23.51	1	1.20	0.37	1.25	0.32	83
2003		13.29	0.16	2.99	(0.12)	(0.01)	16.31	23.80	966	1.20	1.07	1.25	1.02	102
2002		13.74	0.13	(0.44)	(0.10)	(0.04)	13.29	(2.40)	158	1.20	0.87	1.26	0.81	90
2001	(4)	13.31	0.01	0.42	-	-	13.74	3.23	44	0.85	5.19	0.85	5.19	104
Class Y
2005	(1) (2)	$20.17	$0.08	$2.93	$(0.07)	$-	$23.11	14.96%	$531,603	0.95%	0.77%	0.99%	0.73%	47%
2004	(1)	16.36	0.12	3.79	(0.10)	-	20.17	23.95	433,879	0.95	0.66	1.00	0.61	83
2003	(1)	13.33	0.21	2.98	(0.15)	(0.01)	16.36	24.06	332,243	0.95	1.45	1.00	1.40	102
2002	(1)	13.77	0.17	(0.44)	(0.13)	(0.04)	13.33	(2.12)	259,990	0.95	1.08	1.01	1.02	90
2001	(1)	14.68	0.14	(0.92)	(0.13)	-	13.77	(5.37)	291,932	0.90	0.92	0.90	0.92	104
2000		12.99	0.11	1.69	(0.11)	-	14.68	13.94	275,128	0.90	0.79	0.94	0.75	141

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Includes a tax return of capital less than $0.01, for the year ended September 30, 2004.

  (6)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.9%
Consumer Discretionary – 10.9%
Abercrombie & Fitch	128,160	$7,336
Chico's FAS* (a)	206,560	5,837
Coach*	132,510	7,504
Harrah's Entertainment (a)	117,050	7,559
Home Depot	231,030	8,835
J.C. Penny	179,490	9,319
Lowe's (a)	138,370	7,899
McGraw-Hill (a)	108,460	9,463
Staples (a)	314,470	9,884
Target	371,000	18,557
Yum! Brands (a)	200,600	10,393
		102,586
Consumer Staples – 9.4%
Gillette	63,010	3,181
PepsiCo	483,830	25,657
Procter & Gamble (a)	421,140	22,320
Wal-Mart Stores (a)	733,920	36,777
		87,935
Energy – 4.1%
Apache	236,650	14,490
BP, ADR	155,540	9,706
Halliburton	194,580	8,415
Nabors Industries*	99,430	5,880
		38,491
Financials – 10.1%
American International Group	208,501	11,553
Capital One Financial (a)	188,980	14,130
Goldman Sachs Group (a)	173,880	19,125
Investors Financial Services (a)	392,070	19,176
Legg Mason (a)	85,550	6,685
MBNA	418,585	10,276
Wells Fargo	241,230	14,426
		95,371
Health Care – 23.0%
Aetna (a)	242,760	18,195
Alcon (a)	102,190	9,125
C.R. Bard	129,630	8,825
Caremark Rx (a)	302,356	12,028
Fisher Scientific International* (a)	104,030	5,921
Genentech*	179,820	10,180
Guidant	122,760	9,072
Johnson & Johnson (a)	448,660	30,132
PerkinElmer	448,360	9,250
Pfizer	546,000	14,343
Quest Diagnostics (a)	128,930	13,554
St. Jude Medical*	251,930	9,069
UnitedHealth Group (a)	316,310	30,170
Wyeth Pharmaceuticals	369,200	15,573
Zimmer Holdings* (a)	268,919	20,924
		216,361
Industrials – 11.3%
3M	282,420	24,201
Danaher (a)	175,300	9,363
Dun & Bradstreet*	135,690	8,338
Pentair	297,990	11,622

Large Cap Growth Opportunities Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Rockwell Collins (a)	194,760	$9,269
Tyco International (a)	226,790	7,665
United Parcel Service, Cl B (a)	195,840	14,245
United Technologies	161,440	16,412
UTi Worldwide (a)	78,070	5,422
		106,537
Information Technology – 30.1% (b)
Adobe Systems	130,980	8,798
Altera* (a)	193,560	3,829
Amphenol, Cl A*	208,610	7,727
Analog Devices (a)	223,310	8,070
Apple Computer*	250,520	10,439
Applied Materials*	280,830	4,563
Autodesk	214,180	6,374
CDW (a)	97,140	5,506
Cisco Systems*	398,488	7,129
Dell*	709,960	27,277
eBay*	118,240	4,406
EMC*	733,820	9,041
Google* (a)	35,670	6,439
IBM	92,060	8,412
Intel	1,129,560	26,240
Linear Technology	200,020	7,663
Marvell Technology Group* (a)	164,170	6,294
Microchip Technology	233,090	6,063
Microsoft	92,420	2,234
Motorola	703,640	10,533
NCR*	734,730	24,790
Oracle*	992,330	12,384
QUALCOMM	410,890	15,059
Research in Motion* (a)	120,070	9,176
Texas Instruments	767,870	19,573
Xerox*	758,650	11,494
Yahoo!* (a)	393,360	13,335
		282,848
Total Common Stocks (Cost $874,663)		930,129
Affiliated Money Market Fund – 1.6%
First American Prime Obligations Fund, Cl Z (c)	15,318,831	15,319
Total Affiliated Money Market Fund (Cost $15,319)		15,319
Investments Purchased with Proceeds from Securities Lending – 30.9%
Commercial Paper – 7.2%
Bluegrass 2.904%, 11/18/05	$1,055	1,055
Cable Beach 2.642%, 4/11/05	2,639	2,637
Concord Minutemen Capital
2.810%, 4/13/05	2,533	2,533
2.750%, 4/07/06	7,916	7,916
Descartes Funding Trust 2.810%, 11/15/05	2,639	2,639
Duke Funding VI
2.794%, 4/05/05	1,340	1,340
2.823%, 4/11/05	3,698	3,695
2.833%, 4/15/05	1,583	1,583

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Independence 2.880%, 10/17/05	$3,130	$3,130
Laguna ABS/Laguna Corp
2.736%, 4/04/05	2,639	2,638
2.728%, 5/02/05	2,639	2,632
Lakeside Funding 2.800%, 4/08/05	4,222	4,222
Leaf's LLC 2.860%, 4/20/05	2,903	2,903
Liquid Funding 2.840%, 5/25/05	2,639	2,639
Main Street Warehouse 2.837%, 4/22/05	5,277	5,268
Morgan Stanley
2.955%, 7/25/05	5,277	5,277
2.393%, 9/09/05	1,583	1,583
Orchard Park
2.846%, 10/06/05	1,161	1,161
2.827%, 1/06/06	5,306	5,306
Sigma Finance
2.945%, 5/17/05	369	369
2.945%, 5/17/05	528	528
2.945%, 5/17/05	158	158
Thornburg Mortgage
2.716%, 4/01/05	3,694	3,694
2.756%, 4/07/05	2,639	2,637
	Total Commercial Paper	67,543
Corporate Obligations – 8.3%
Allstate Life Global
2.800%, 10/14/05	1,319	1,319
2.860%, 10/14/05	5,277	5,277
Bayer Landbank NY
2.840%, 6/24/05	2,375	2,375
2.840%, 6/24/05	2,639	2,639
Blue Heron Funding 2.880%, 5/18/05	1,478	1,478
Castle Hill III 3.050%, 9/15/15	1,583	1,583
Cheyne High Grade 2.280%, 11/10/39	2,639	2,639
Depfa Bank PLC 2.990%, 6/15/05	2,639	2,638
Duke Funding VI 2.680%, 4/08/05	3,193	3,193
General Electric Capital Corporation 2.860%, 7/09/07	2,639	2,642
Jackson National Life 2.810%, 4/15/05	2,639	2,639
Jefferson Pilot 2.860%, 8/17/05	2,639	2,639
LaSalle Bank NA 2.900%, 8/01/05	1,319	1,318
Liquid Funding 2.850%, 6/28/05	2,375	2,375
Merrill Lynch 2.750%, 10/01/05	5,277	5,279
Metlife Global Funding
2.850%, 10/14/05	3,166	3,167
2.890%, 4/28/08	2,217	2,217

Large Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Morgan Stanley 2.890%, 12/26/08	$2,639	$2,639
Natexis Banq NY 2.955%, 7/12/05	2,903	2,903
2.130%, 7/12/05	792	792
Northlake CDO 3.030%, 9/06/05	1,583	1,583
Park Place Resecuritization 2.900%, 5/25/05	2,421	2,417
Premium Asset Trust
2.810%, 5/13/05	1,478	1,478
2.760%, 7/01/05	7,863	7,863
2.820%, 10/14/05	2,111	2,111
REMAC 1.867%, 9/29/05	2,710	2,721
RMAC 2.790%, 6/12/05	2,686	2,686
SMM Trust 2004 1.930%, 9/23/05	2,894	2,895
Westlb AG New York 2.780%, 3/10/15	2,639	2,638
Total Corporate Obligations		78,143
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	2,130,748	2,131
	Total Money Market Funds	2,131
Other Short-Term Investments – 2.3%
ARLO III 3.010%, 9/28/05	$7,916	7,916
Commonwealth Life 3.115%, 4/01/05 (d)	2,664	2,664
General Electric Capital Assurance 2.770%, 4/01/05	1,056	1,056
HBOS Treasury Services 2.710%, 11/01/05	2,903	2,904
ING USA Annuity & Life 2.180%, 6/30/05	6,861	6,861
	Total Other Short-Term Investments	21,401
Repurchase Agreements – 12.9%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $5,277,847 (collateralized by various securities: Total market value $5,416,363)	5,277	5,277
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,586,084 (collateralized by commercial loans: Total market value $1,621,935)	1,583	1,583
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $10,555,659 (collateralized by various securities: Total market value $11,356,499)	10,555	10,555
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $13,194,565 (collateralized by collateralized U.S. government securities: Total market value $13,457,486)	13,194	13,194

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Large Cap Growth Opportunities Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,055,566 (collateralized by collateralized mortgage obligations: Total market value $1,108,465)	$1,055	$1,055
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,055,566 (collateralized by collateralized mortgage obligations: Total market value $1,108,400)	1,055	1,055
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,055,566 (collateralized by collateralized mortgage obligations: Total market value $1,108,292)	1,055	1,055
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $527,783 (collateralized by collateralized mortgage obligations: Total market value $554,232)	528	528
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $527,783 (collateralized by collateralized mortgage obligations: Total market value $554,232)	528	528
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $13,194,611 (collateralized by mortgage loans: Total market value $13,462,765)	13,194	13,194
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $11,875,150 (collateralized by mortgage loans: Total market value $12,116,494)	11,874	11,874
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,639,969 (collateralized by mortgage loans: Total market value $2,692,583)	2,639	2,639
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $10,555,662 (collateralized by collateralized mortgage obligations: Total market value $11,607,445)	10,555	10,555
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $7,916,773 (collateralized by mortgage loans: Total market value $8,074,423)	7,916	7,916
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $897,233 (collateralized by corporate securities: Total market value $986,941)	897	897
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $7,916,745 (collateralized by corporate securities: Total market value $8,312,073)	7,916	7,916

Large Cap Growth Opportunities Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $6,597,293 (collateralized by corporate securities: Total market value $6,926,787)	$6,597	$6,597
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $5,277,830 (collateralized by corporate securities: Total market value $5,541,525)	5,277	5,277
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,958,376 (collateralized by corporate securities: Total market value $4,156,159)	3,958	3,958
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,055,567 (collateralized by corporate securities: Total market value $1,108,391)	1,056	1,056
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $15,305,702 (collateralized by U.S. government securities: Total market value $15,625,801)	15,304	15,304
Total Repurchase Agreements		122,013
Total Investments Purchased with Proceeds from Securities Lending (Cost $291,231)		291,231
Total Investments – 131.4% (Cost $1,181,213)		1,236,679
Other Assets and Liabilities, Net – (31.4)%		(295,780)
Total Net Assets – 100.0%		$940,899

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $282,797,980 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this industry sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has a demand feature which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt

Cl – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.2%
Consumer Discretionary – 13.1%
Coach*	38,020	$2,153
Comcast, Cl A*	108,810	3,676
Harrah's Entertainment (a)	39,530	2,553
Hilton Hotels	96,040	2,147
J.C. Penney	67,670	3,513
Nordstrom	40,560	2,246
Sherwin Williams (a)	62,350	2,743
Starbucks*	37,980	1,962
Time Warner* (a)	310,210	5,444
		26,437
Consumer Staples – 6.9%
Clorox (a)	59,045	3,719
PepsiCo	40,010	2,122
Procter & Gamble (a)	85,328	4,522
Wal-Mart Stores (a)	71,896	3,603
		13,966
Energy – 10.9%
Apache	70,852	4,338
ConocoPhillips	34,600	3,731
Exxon Mobil	102,960	6,136
Halliburton (a)	52,996	2,292
Nabors Industries*	24,263	1,435
National-Oilwell* (a)	88,270	4,122
		22,054
Financials – 13.3%
ACE (a)	54,600	2,253
Allstate	57,752	3,122
Bank of America	54,568	2,406
Capital One Financial (a)	31,830	2,380
Goldman Sachs Group (a)	64,681	7,114
MBNA	77,220	1,896
Wells Fargo	128,770	7,700
		26,871
Health Care – 16.3%
Alcon	14,420	1,288
Johnson & Johnson (a)	135,471	9,098
Pfizer	281,758	7,402
Teva Pharmaceutical Industries, ADR (a)	57,490	1,782
UnitedHealth Group (a)	33,704	3,215
Varian Medical Systems (a)	59,980	2,056
Wyeth Pharmaceuticals	193,650	8,168
		33,009
Industrials – 11.6%
3M	37,234	3,191
Eaton	28,240	1,847
Emerson Electric	46,940	3,048
General Electric	190,118	6,856
Tyco International (a)	148,970	5,035
United Parcel Service, Cl B	47,080	3,425
		23,402
Information Technology – 21.4%
Accenture*	100,950	2,438
Amphenol, Cl A*	56,590	2,096
Analog Devices (a)	49,560	1,791

Large Cap Select Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Dell*	83,032	$3,190
EMC*	272,730	3,360
Intel	324,666	7,542
Motorola	283,300	4,241
National Semiconductor (a)	100,560	2,073
NCR* (a)	135,647	4,577
Oracle*	388,760	4,852
QUALCOMM	76,856	2,817
Symantec* (a)	77,610	1,655
Texas Instruments (a)	100,420	2,560
		43,192
Materials – 0.7%
Weyerhaeuser (a)	21,930	1,502
Telecommunication Services – 2.9%
Verizon Communications (a)	163,318	5,798
Utilities – 1.1%
PG&E* (a)	64,780	2,209
Total Common Stocks (Cost $194,707)		198,440
Affiliated Money Market Fund – 1.8%
First American Prime Obligations Fund, Cl Z (b)	3,704,981	3,705
Total Affiliated Money Market Fund (Cost $3,705)		3,705
Investments Purchased with Proceeds from Securities Lending – 33.3%
Commercial Paper – 7.7%
Bluegrass 2.904%, 11/18/05	$244	244
Cable Beach 2.642%, 4/11/05	610	609
Concord Minutemen Capital
2.810%, 4/13/05	585	585
2.750%, 4/07/06	1,830	1,830
Descartes Funding Trust 2.810%, 11/15/05	610	610
Duke Funding VI
2.794%, 4/05/05	310	310
2.823%, 4/11/05	855	854
2.833%, 4/15/05	366	366
Independence 2.880%, 10/17/05	723	723
Laguna ABS/Laguna Corp
2.736%, 4/04/05	610	610
2.728%, 5/02/05	610	608
Lakeside Funding 2.800%, 4/08/05	976	976
Leaf's LLC 2.860%, 4/20/05	671	671
Liquid Funding
2.840%, 5/25/05	610	610
Main Street Warehouse 2.837%, 4/22/05	1,220	1,218
Morgan Stanley
2.955%, 7/25/05	1,220	1,220
2.393%, 9/09/05	366	366
Orchard Park
2.846%, 10/06/05	268	268
2.827%, 1/06/06	1,227	1,227

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Large Cap Select Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Sigma Finance
2.945%, 5/17/05	$85	$85
2.945%, 5/17/05	122	122
2.945%, 5/17/05	36	36
Thornburg Mortgage 2.716%, 4/01/05	854	854
2.756%, 4/07/05	610	610
	Total Commercial Paper	15,612
Corporate Obligations – 8.9%
Allstate Life Global
2.800%, 10/14/05	305	305
2.860%, 10/14/05	1,220	1,220
Bayer Landbank NY
2.840%, 6/24/05	549	549
2.840%, 6/24/05	610	610
Blue Heron Funding 2.880%, 5/18/05	341	341
Castle Hill III 3.050%, 9/15/15	366	366
Cheyne High Grade 2.280%, 11/10/39	610	610
Depfa Bank PLC 2.990%, 6/15/05	610	610
Duke Funding VI 2.680%, 4/08/05	738	738
General Electric Capital Corporation 2.860%, 7/09/07	610	611
Jackson National Life 2.810%, 4/15/05	610	610
Jefferson Pilot 2.860%, 8/17/05	610	610
LaSalle Bank NA 2.900%, 8/01/05	305	305
Liquid Funding 2.850%, 6/28/05	549	549
Merrill Lynch 2.750%, 10/01/05	1,220	1,220
Metlife Global Funding
2.850%, 10/14/05	732	732
2.890%, 4/28/08	512	512
Morgan Stanley 2.890%, 12/26/08	610	610
Natexis Banq NY
2.955%, 7/12/05	671	671
2.130%, 7/12/05	183	183
Northlake CDO 3.030%, 9/06/05	366	366
Park Place Resecuritization 2.900%, 5/25/05	560	559
Premium Asset Trust
2.810%, 5/13/05	341	341
2.760%, 7/01/05	1,818	1,818
2.820%, 10/14/05	488	488
REMAC 1.867%, 9/29/05	626	629
RMAC 2.790%, 6/12/05	621	621
SMM Trust 2004 1.930%, 9/23/05	669	669

Large Cap Select Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Westlb AG New York 2.780%, 3/10/15	$610	$610
	Total Corporate Obligations	18,063
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	492,525	493
	Total Money Market Funds	493
Other Short-Term Investments – 2.5%
ARLO III 3.010%, 9/28/05	$1,830	1,830
Commonwealth Life (c) 3.115%, 4/01/05	616	616
General Electric Capital Assurance 2.770%, 4/01/05	244	244
HBOS Treasury Services 2.710%, 11/01/05	671	671
ING USA Annuity & Life 2.180%, 6/30/05	1,586	1,586
	Total Other Short-Term Investments	4,947
Repurchase Agreements – 14.0%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $1,219,982 (collateralized by various securities: Total market value $1,252,000)	1,220	1,220
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $366,626 (collateralized by commercial loans: Total market value $374,913)	366	366
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,439,956 (collateralized by various securities: Total market value $2,625,071)	2,440	2,440
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $3,049,943 (collateralized by collateralized U.S. government securities: Total market value $3,110,717)	3,049	3,049
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $243,996 (collateralized by collateralized mortgage obligations: Total market value $256,223)	244	244
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $243,996 (collateralized by collateralized mortgage obligations: Total market value $256,208)	244	244
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $243,996 (collateralized by collateralized mortgage obligations: Total market value $256,183)	244	244

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Select Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $121,998 (collateralized by collateralized mortgage obligations: Total market value $128,112)	$122	$122
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $121,998 (collateralized by collateralized mortgage obligations: Total market value $128,112)	122	122
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $3,049,953 (collateralized by mortgage loans: Total market value $3,111,938)	3,050	3,050
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $2,744,958 (collateralized by mortgage loans: Total market value $2,800,745)	2,745	2,745
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $610,233 (collateralized by mortgage loans: Total market value $622,394)	610	610
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $2,439,957 (collateralized by collateralized mortgage obligations: Total market value $2,683,078)	2,440	2,440
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $1,829,974 (collateralized by mortgage loans: Total market value $1,866,415)	1,830	1,830
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $207,397 (collateralized by corporate securities: Total market value $228,133)	207	207
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,829,967 (collateralized by corporate securities: Total market value $1,921,348)	1,830	1,830
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,524,974 (collateralized by corporate securities: Total market value $1,601,137)	1,525	1,525
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $1,219,978 (collateralized by corporate securities: Total market value $1,280,932)	1,220	1,220
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $914,984 (collateralized by corporate securities: Total market value $960,702)	915	915

Large Cap Select Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $243,996 (collateralized by corporate securities: Total market value $256,206)	$244	$244
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $3,537,935 (collateralized by U.S. government securities: Total market value $3,611,926)	3,537	3,537
Total Repurchase Agreements		28,204
Total Investments Purchased with Proceeds from Securities Lending (Cost $67,319)		67,319
Total Investments – 133.3% (Cost $265,731)		269,464
Other Assets and Liabilities, Net – (33.3)%		(67,390)
Total Net Assets – 100.0%		$202,074

* Non-income producing security

(a)  This security or a portion of this security is out on loan as of March 31, 2005. Total loaned securities had a market value of $65,192,413 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt.

Cl – Class

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.1%
Consumer Discretionary – 11.1%
Abercrombie & Fitch (a)	83,170	$4,761
Comcast, Cl A*	508,710	17,184
Federated Department Stores (a)	232,800	14,815
Harrah's Entertainment (a)	140,150	9,051
Hilton Hotels	415,030	9,276
Lennar (a)	82,110	4,654
Sherwin Williams (a)	301,810	13,277
Time Warner*	1,487,840	26,112
		99,130
Consumer Staples – 6.6%
Altria Group	351,130	22,960
Clorox (a)	210,060	13,232
Colgate-Palmolive	214,650	11,198
General Mills (a)	226,670	11,141
		58,531
Energy – 15.4%
Apache	172,334	10,552
BP, ADR (a)	295,750	18,455
ConocoPhillips	115,830	12,491
EOG Resources (a)	249,690	12,170
Exxon Mobil	741,224	44,177
Halliburton (a)	488,300	21,119
National-Oilwell* (a)	253,750	11,850
Valero Energy	95,060	6,965
		137,779
Financials – 25.6% (b)
ACE	243,440	10,047
Allstate	185,210	10,012
American International Group	246,590	13,664
Bank of America	819,106	36,123
Citigroup	716,172	32,185
Genworth Financial (a)	487,400	13,413
Goldman Sachs Group (a)	113,300	12,462
J.P. Morgan Chase	240,756	8,330
Marshall & Ilsley (a)	188,670	7,877
MBNA	646,390	15,869
Merrill Lynch	179,990	10,187
MGIC Investment (a)	141,440	8,723
North Fork Bancorp	382,480	10,610
Northern Trust (a)	367,530	15,965
Wachovia	175,640	8,942
Wells Fargo	246,960	14,768
		229,177
Health Care – 5.8%
Caremark Rx* (a)	253,090	10,068
CIGNA	64,800	5,787
HCA	212,810	11,400
Johnson & Johnson (a)	105,970	7,117
Wyeth Pharmaceuticals (a)	403,150	17,005
		51,377
Industrials – 10.6%
Eaton	164,290	10,745
Emerson Electric	296,880	19,276
General Dynamics (a)	70,260	7,521
General Electric	830,070	29,932

Large Cap Value Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Tyco International (a)	504,530	$17,053
Waste Management	354,710	10,233
		94,760
Information Technology – 8.9%
Hewlett-Packard	628,630	13,792
Motorola	1,024,780	15,341
National Semiconductor (a)	570,810	11,764
NCR* (a)	545,530	18,406
Texas Instruments (a)	385,100	9,816
Xerox* (a)	695,910	10,543
		79,662
Materials – 7.0%
Dow Chemical	475,480	23,703
MeadWestvaco	313,730	9,983
Phelps Dodge (a)	105,840	10,767
Weyerhaeuser (a)	269,010	18,427
		62,880
Telecommunication Services – 3.4%
BellSouth (a)	390,770	10,273
SBC Communications (a)	344,876	8,170
Verizon Communications (a)	347,222	12,326
		30,769
Utilities – 4.7%
Entergy	206,570	14,596
Exelon (a)	286,430	13,144
PPL	168,120	9,077
TXU (a)	61,700	4,914
		41,731
Total Common Stocks (Cost $772,034)		885,796
Affiliated Money Market Fund – 0.9%
First American Prime Obligations Fund, Cl Z (c)	7,773,456	7,774
Total Affiliated Money Market Fund (Cost $7,774)		7,774
Investments Purchased with Proceeds from Securities Lending – 28.7%
Commercial Paper – 6.7%
Bluegrass 2.904%, 11/18/05	$930	930
Cable Beach 2.642%, 4/11/05	2,326	2,324
Concord Minutemen Capital
2.810%, 4/13/05	2,233	2,233
2.750%, 4/07/06	6,978	6,978
Descartes Funding Trust 2.810%, 11/15/05	2,326	2,326
Duke Funding VI
2.794%, 4/05/05	1,182	1,181
2.823%, 4/11/05	3,260	3,257
2.833%, 4/15/05	1,396	1,396
Independence 2.880%, 10/17/05	2,759	2,759
Laguna ABS/Laguna Corp
2.736%, 4/04/05	2,326	2,325
2.728%, 5/02/05	2,326	2,320
Lakeside Funding 2.800%, 4/08/05	3,722	3,722

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Large Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Leaf's LLC 2.860%, 4/20/05	$2,559	$2,559
Liquid Funding 2.840%, 5/25/05	2,326	2,326
Main Street Warehouse 2.837%, 4/22/05	4,652	4,644
Morgan Stanley
2.955%, 7/25/05	4,652	4,652
2.393%, 9/09/05	1,396	1,396
Orchard Park
2.846%, 10/06/05	1,023	1,023
2.827%, 1/06/06	4,678	4,678
Sigma Finance
2.945%, 5/17/05	326	326
2.945%, 5/17/05	465	465
2.945%, 5/17/05	140	140
Thornburg Mortgage
2.716%, 4/01/05	3,256	3,256
2.756%, 4/07/05	2,326	2,325
	Total Commercial Paper	59,541
Corporate Obligations – 7.7%
Allstate Life Global
2.800%, 10/14/05	1,163	1,163
2.860%, 10/14/05	4,652	4,652
Bayer Landbank NY
2.840%, 6/24/05	2,093	2,094
2.840%, 6/24/05	2,326	2,326
Blue Heron Funding 2.880%, 5/18/05	1,303	1,303
Castle Hill III 3.050%, 9/15/15	1,396	1,396
Cheyne High Grade 2.280%, 11/10/39	2,326	2,326
Depfa Bank PLC 2.990%, 6/15/05	2,326	2,326
Duke Funding VI 2.680%, 4/08/05	2,814	2,814
General Electric Capital Corporation 2.860%, 7/09/07	2,326	2,329
Jackson National Life 2.810%, 4/15/05	2,326	2,326
Jefferson Pilot 2.860%, 8/17/05	2,326	2,326
LaSalle Bank NA 2.900%, 8/01/05	1,163	1,162
Liquid Funding 2.850%, 6/28/05	2,093	2,093
Merrill Lynch 2.750%, 10/01/05	4,652	4,653
Metlife Global Funding
2.850%, 10/14/05	2,791	2,792
2.890%, 4/28/08	1,954	1,955
Morgan Stanley 2.890%, 12/26/08	2,326	2,326
Natexis Banq NY
2.955%, 7/12/05	2,559	2,559
2.130%, 7/12/05	698	698
Northlake CDO 3.030%, 9/06/05	1,396	1,396

Large Cap Value Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Park Place Resecuritization 2.900%, 5/25/05	$2,134	$2,130
Premium Asset Trust
2.810%, 5/13/05	1,303	1,303
2.760%, 7/01/05	6,932	6,932
2.820%, 10/14/05	1,861	1,861
REMAC 1.867%, 9/29/05	2,389	2,399
RMAC 2.790%, 6/12/05	2,368	2,368
SMM Trust 2004 1.930%, 9/23/05	2,551	2,551
Westlb AG New York 2.780%, 3/10/15	2,325	2,325
	Total Corporate Obligations	68,884
Money Market Funds – 0.2%
Merrill Lynch Premier Institutional Fund	1,878,285	1,878
	Total Money Market Funds	1,878
Other Short-Term Investments – 2.1%
ARLO III 3.010%, 9/28/05	$6,978	6,978
Commonwealth Life 3.115%, 4/01/05 (d)	2,349	2,349
General Electric Capital Assurance 2.770%, 4/01/05	930	930
HBOS Treasury Services 2.710%, 11/01/05	2,559	2,560
ING USA Annuity & Life 2.180%, 6/30/05	6,048	6,048
	Total Other Short-Term Investments	18,865
Repurchase Agreements – 12.0%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $4,652,499 (collateralized by various securities: Total market value $4,774,603)	4,652	4,652
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,398,156 (collateralized by commercial loans: Total market value $1,429,759)	1,396	1,396
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $9,304,967 (collateralized by various securities: Total market value $10,010,919)	9,304	9,304
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $11,631,201 (collateralized by collateralized U.S. government securities: Total market value $11,862,970)	11,630	11,630
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $930,497 (collateralized by collateralized mortgage obligations: Total market value $977,128)	931	931
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $930,497 (collateralized by collateralized mortgage obligations: Total market value $977,070)	931	931

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Large Cap Value Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $930,497 (collateralized by collateralized mortgage obligations: Total market value $976,976)	$931	$931
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $465,248 (collateralized by collateralized mortgage obligations: Total market value $488,564)	465	465
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $465,248 (collateralized by collateralized mortgage obligations: Total market value $488,564)	465	465
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $11,631,241 (collateralized by mortgage loans: Total market value $11,867,623)	11,630	11,630
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $10,468,117 (collateralized by mortgage loans: Total market value $10,680,866)	10,467	10,467
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,327,171 (collateralized by mortgage loans: Total market value $2,373,551)	2,326	2,326
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $9,304,970 (collateralized by collateralized mortgage obligations: Total market value $10,232,132)	9,304	9,304
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $6,978,751 (collateralized by mortgage loans: Total market value $7,117,722)	6,978	6,978
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $790,924 (collateralized by corporate securities: Total market value $870,003)	791	791
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $6,978,725 (collateralized by corporate securities: Total market value $7,327,213)	6,978	6,978
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $5,815,609 (collateralized by corporate securities: Total market value $6,106,064)	5,815	5,815
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,652,484 (collateralized by corporate securities: Total market value $4,884,935)	4,652	4,652

Large Cap Value Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,489,366 (collateralized by corporate securities: Total market value $3,663,714)	$3,489	$3,489
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $930,497 (collateralized by corporate securities: Total market value $977,063)	931	931
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $13,492,199 (collateralized by U.S. government securities: Total market value $13,774,370)	13,491	13,491
Total Repurchase Agreements		107,557
Total Investments Purchased with Proceeds from Securities Lending (Cost $256,725)		256,725
Total Investments – 128.7% (Cost $1,036,533)		1,150,295
Other Assets and Liabilities, Net – (28.7)%		(256,287)
Total Net Assets – 100.0%		$894,008

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $250,399,797 March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this industry sector and therefore is subject to additional risks. See note 7 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt.

CI – Class

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except for per share data

	Large Cap Growth Opportunities Fund	Large Cap Select Fund	Large Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value*+	$1,099,347	$237,555	$1,034,964
Investments in affiliated money market fund, at value**	15,319	3,705	7,774
Repurchase agreements, at value***	122,013	28,204	107,557
Cash****	529	122	466
Receivable for dividends and interest	387	234	1,300
Receivable for investment securities sold	21,570	2,795	45,809
Receivable for capital shares sold	573	298	263
Prepaid expenses and other assets	48	27	37
Total assets	1,259,786	272,940	1,198,170
LIABILITIES:
Payable for investment securities purchased	17,780	2,700	43,869
Payable upon return of securities loaned	291,760	67,441	257,191
Payable for capital shares redeemed	8,415	501	2,277
Payable for advisory, co-administration, and custodian fees	856	222	760
Payable for distribution and shareholder servicing fees	54	1	47
Accrued expenses and other liabilities	22	1	18
Total liabilities	318,887	70,866	304,162

Net assets	$940,899	$202,074	$894,008
COMPOSITION OF NET ASSETS:

Portfolio capital	$949,931	$159,013	$713,180
Undistributed (distributions in excess of) net investment income	(721)	27	347
Accumulated net realized gain (loss) on investments	(63,777)	39,301	66,719
Net unrealized appreciation of investments	55,466	3,733	113,762

Net assets	$940,899	$202,074	$894,008

* Investments in unaffiliated securities, at cost	$1,043,881	$233,822	$921,202
** Investments in affiliated money market fund, at cost	$15,319	$3,705	$7,774
*** Investments in repurchase agreements, at cost	$122,013	$28,204	$107,557
**** Includes cash related to securities loaned	$529	$122	$466
+ Including securities loaned, at value	$282,798	$65,192	$250,400
Class A:
Net assets	$107,864	$1,662	$118,343
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	4,085	123	6,271
Net asset value and redemption price per share	$26.40	$13.56	$18.87
Maximum offering price per share (1)	$27.94	$14.35	$19.97
Class B:
Net assets	$23,009	$355	$18,319
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	909	26	991
Net asset value, offering price and redemption price per share (2)	$25.31	$13.44	$18.48
Class C:
Net assets	$12,017	$66	$6,278
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	466	5	336
Net asset value, offering price and redemption price per share (2)	$25.81	$13.45	$18.70
Class R:
Net assets	$1	$1	$1
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	-	-	-
Net asset value, offering price, and redemption price per share	$26.36	$13.53	$18.87
Class Y:
Net assets	$798,008	$199,990	$751,067
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	29,446	14,723	39,687
Net asset value, offering price, and redemption price per share	$27.10	$13.58	$18.92

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Large Cap Growth Opportunities Fund	Large Cap Select Fund	Large Cap Value Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$-	$3	$-
Dividends from affiliated money market fund	168	115	55
Dividends from unaffiliated securities	8,254	2,417	12,044
Less: Foreign taxes withheld	(6)	(2)	(4)
Securities lending	175	27	103
Other income	60	-	152
Total investment income	8,651	2,560	12,350
EXPENSES:
Investment advisory fees	4,330	1,046	3,798
Co-administration fees and expenses (including transfer agency fees)	1,769	428	1,551
Custodian fees	67	16	58
Directors' fees	16	3	14
Registration fees	19	23	22
Professional fees	48	11	41
Printing	15	3	13
Other	17	4	15
Distribution and shareholder servicing fees – Class A	141	1	148
Distribution and shareholder servicing fees – Class B	125	2	102
Distribution and shareholder servicing fees – Class C	63	-	32
Distribution and shareholder servicing fees – Class R (1)	-	-	-
Total expenses	6,610	1,537	5,794
Less: Fee waivers	(285)	(86)	(254)
Total net expenses	6,325	1,451	5,540
Investment income – net	2,326	1,109	6,810
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET:
Net realized gain on investments	45,471	16,894	57,234
Net realized gain on in-kind distribution	76,740	24,162	70,893
Net realized loss on futures contracts	-	(201)	-
Net change in unrealized appreciation or depreciation of investments	(40,321)	(8,546)	(9,915)
Net change in unrealized appreciation or depreciation of futures contracts	-	165	-
Net gain on investments and futures contracts	81,890	32,474	118,212
Net increase in net assets resulting from operations	$84,216	$33,583	$125,022

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

(This page has been left blank intentionally.)

Statements of Changes in Net Assets in thousands

	Large Cap Growth Opportunities Fund		Large Cap Select Fund		Large Cap Value Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)			(unaudited)		(unaudited)
OPERATIONS:
Investment income – net	$2,326	$975	$1,109	$1,294	$6,810	$12,916
Net realized gain on investments	45,471	81,430	16,894	2,068	57,234	109,490
Net realized gain on in-kind distributions	76,740	-	24,162	-	70,893	-
Net realized gain (loss) on futures	-	-	(201)	1,671	-	-
Net change in unrealized appreciation or depreciation of investments	(40,321)	36,383	(8,546)	9,176	(9,915)	44,184
Net change in unrealized appreciation or depreciation of futures contracts	-	-	165	(50)	-	-
Net increase in net assets resulting from operations	84,216	118,788	33,583	14,159	125,022	166,590
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(225)	(50)	(5)	(2)	(573)	(930)
Class B	(25)	-	-	-	(36)	(107)
Class C	(12)	-	-	-	(11)	(25)
Class R:	-	(7)	(1,095)	-	-	(126)
Class Y	(2,783)	(1,127)	-	(1,279)	(5,962)	(11,517)
Net realized gain on investments:
Class A	-	-	(17)	(3)	-	-
Class B	-	-	(4)	(1)	-	-
Class C	-	-	(1)	-	-	-
Class Y	-	-	(4,604)	(1,552)	-	-
Return of capital:
Class A	-	(11)	-	-	-	-
Class B (2)	-	-	-	-	-	-
Class C (2)	-	-	-	-	-	-
Class R:	-	(1)	-	-	-	-
Class Y	-	(249)	-	-	-	-
Total distributions	(3,045)	(1,445)	(5,726)	(2,837)	(6,582)	(12,705)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	8,107	40,942	1,009	973	8,064	38,252
Reinvestment of distributions	217	59	16	5	543	878
Payments for redemptions	(19,089)	(30,173)	(153)	(501)	(14,767)	(26,540)
Increase (decrease) in net assets from Class A transactions	(10,765)	10,828	872	477	(6,160)	12,590
Class B:
Proceeds from sales	659	2,182	90	204	390	909
Reinvestment of distributions	25	-	5	1	35	106
Payments for redemptions	(4,700)	(18,001)	(33)	(57)	(5,891)	(14,541)
Increase (decrease) in net assets from Class B transactions	(4,016)	(15,819)	62	148	(5,466)	(13,526)
Class C:
Proceeds from sales	442	1,418	1	49	280	808
Reinvestment of distributions	12	-	1	-	11	25
Payments for redemptions	(1,935)	(5,343)	-	(19)	(946)	(2,322)
Increase (decrease) in net assets from Class C transactions	(1,481)	(3,925)	2	30	(655)	(1,489)
Class R:
Proceeds from sales	-	1,810	-	1	-	2,695
Reinvestment of distributions	-	7	-	-	-	125
Payments for redemptions	-	(19,633)	-	(1)	-	(29,940)
Decrease in net assets from Class R transactions	-	(17,816)	-	-	-	(27,120)
Class Y:
Proceeds from sales	83,456	312,207	102,268	169,597	50,571	216,890
Reinvestment of distributions	1,595	725	4,615	2,310	3,966	7,917
Payments for redemptions	(548,146)	(299,071)	(226,453)	(17,779)	(429,742)	(210,060)
Increase (decrease) in net assets from Class Y transactions	(463,095)	13,861	(119,570)	154,128	(375,205)	14,747
Increase (decrease) in net assets from capital share transactions	(479,357)	(12,871)	(118,634)	154,783	(387,486)	(14,798)
Total increase (decrease) in net assets	(398,186)	104,472	(90,777)	166,105	(269,046)	139,087
Net assets at beginning of period	1,339,085	1,234,613	292,851	126,746	1,163,054	1,023,967
Net assets at end of period	$940,899	$1,339,085	$202,074	$292,851	$894,008	$1,163,054
Undistributed (distributions in excess of) net investment income at end of period	$(721)	$(2)	$27	$18	$347	$119

  (1)  See Note 4 in Notes to Financial Statements for additional information.

  (2)  For the Large Cap Growth Opportunities Fund for the period 10/01/03 to 9/30/04 and due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital (12)	Net Asset Value End of Period
Large Cap Growth Opportunities Fund (1) (2)
Class A
2005	(3)	$25.00	$0.02	$1.43	$(0.05)	$-	$-	$26.40
2004		22.84	(0.03)	2.20	(0.01)	-	-	25.00
2003		19.16	-	3.73	(0.05)	-	-	22.84
2002		24.44	-	(5.23)	(0.05)	-	-	19.16
2001	(4)	43.33	(0.01)	(14.00)	-	(4.88)	-	24.44
2000	(5)	37.96	(0.15)	7.55	-	(2.03)	-	43.33
1999	(5)	35.72	(0.12)	6.42	(0.02)	(4.04)	-	37.96
Class B
2005	(3)	$24.02	$(0.08)	$1.40	$(0.03)	$-	$-	$25.31
2004		22.10	(0.21)	2.13	-	-	-	24.02
2003		18.64	(0.18)	3.64	-	-	-	22.10
2002		23.94	(0.18)	(5.09)	(0.03)	-	-	18.64
2001	(4)	42.80	(0.22)	(13.76)	-	(4.88)	-	23.94
2000	(5)	37.78	(0.47)	7.52	-	(2.03)	-	42.80
1999	(5) (6)	36.92	(0.29)	1.15	-	-	-	37.78
Class C
2005	(3)	$24.51	$(0.08)	$1.40	$(0.02)	$-	$-	$25.81
2004		22.55	(0.21)	2.17	-	-	-	24.51
2003		19.03	(0.18)	3.72	(0.02)	-	-	22.55
2002		24.44	(0.18)	(5.19)	(0.04)	-	-	19.03
2001	(7)	23.75	-	0.69	-	-	-	24.44
Class R
2005	(3)	$24.98	$(0.02)	$1.45	$(0.05)	$-	$-	$26.36
2004	(8)	22.85	(0.02)	2.16	(0.01)	-	-	24.98
2003		19.17	-	3.73	(0.05)	-	-	22.85
2002		24.45	-	(5.23)	(0.05)	-	-	19.17
2001	(9)	35.53	(0.01)	(11.07)	-	-	-	24.45
Class Y
2005	(3)	$25.63	$0.05	$1.48	$(0.06)	$-	$-	$27.10
2004		23.38	0.03	2.25	(0.02)	-	(0.01)	25.63
2003		19.59	0.07	3.80	(0.08)	-	-	23.38
2002		24.93	0.06	(5.33)	(0.07)	-	-	19.59
2001	(4)	44.00	0.06	(14.25)	-	(4.88)	-	24.93
2000	(5)	38.42	(0.04)	7.65	-	(2.03)	-	44.00
1999	(5)	36.05	(0.02)	6.47	(0.04)	(4.04)	-	38.42
Large Cap Select Fund (2) (10)
Class A
2005	(3)	$12.52	$0.02	$1.26	$(0.04)	$(0.20)	$-	$13.56
2004		11.45	0.04	1.19	(0.05)	(0.11)	-	12.52
2003		10.00	0.03	1.46	(0.04)	-	-	11.45
Class B
2005	(3)	$12.41	$(0.02)	$1.26	$(0.01)	$(0.20)	$-	$13.44
2004		11.41	(0.06)	1.18	(0.01)	(0.11)	-	12.41
2003		10.00	(0.03)	1.45	(0.01)	-	-	11.41
Class C
2005	(3)	$12.43	$(0.02)	$1.25	$(0.01)	$(0.20)	$-	$13.45
2004		11.42	(0.06)	1.19	(0.01)	(0.11)	-	12.43
2003		10.00	(0.02)	1.45	(0.01)	-	-	11.42
Class R
2005	(3)	$12.49	$0.01	$1.26	$(0.03)	$(0.20)	$-	$13.53
2004	(8)	11.44	0.02	1.18	(0.04)	(0.11)	-	12.49
2003		10.00	0.03	1.44	(0.03)	-	-	11.44
Class Y
2005	(3)	$12.53	$0.05	$1.26	$(0.06)	$(0.20)	$-	$13.58
2004		11.45	0.07	1.19	(0.07)	(0.11)	-	12.53
2003		10.00	0.05	1.45	(0.05)	-	-	11.45

  (1)  The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar
Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar
Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal period ended October 31.

  (6)  Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

  (11)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (12)  Includes a tax return of capital of less than $0.01, for the year ended September 30, 2004.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Total Return (11)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Growth Opportunities Fund (1) (2)
Class A
2005	(3)	5.81%	$107,864	1.15%	0.12%	1.19%	0.08%	48%
2004		9.52	112,379	1.15	(0.13)	1.19	(0.17)	113
2003		19.50	93,331	1.15	(0.02)	1.19	(0.06)	83
2002		(21.46)	24,647	1.15	(0.02)	1.22	(0.09)	43
2001	(4)	(35.83)	34,330	1.20	(0.04)	1.24	(0.08)	40
2000	(5)	19.92	51,232	1.20	(0.35)	1.21	(0.36)	60
1999	(5)	17.92	47,238	1.19	(0.31)	1.20	(0.32)	59
Class B
2005	(3)	5.47%	$23,009	1.90%	(0.62)%	1.94%	(0.66)%	48%
2004		8.69	25,633	1.90	(0.87)	1.94	(0.91)	113
2003		18.58	37,853	1.90	(0.84)	1.94	(0.88)	83
2002		(22.06)	2,928	1.90	(0.75)	1.97	(0.82)	43
2001	(4)	(36.28)	2,954	1.93	(0.79)	1.97	(0.83)	40
2000	(5)	19.06	1,483	1.95	(1.10)	1.96	(1.11)	60
1999	(5) (6)	2.33	722	1.96	(1.17)	1.97	(1.18)	59
Class C
2005	(3)	5.40%	$12,017	1.90%	(0.62)%	1.94%	(0.66)%	48%
2004		8.69	12,811	1.90	(0.87)	1.94	(0.91)	113
2003		18.60	15,365	1.90	(0.81)	1.94	(0.85)	83
2002		(22.03)	476	1.90	(0.73)	1.97	(0.80)	43
2001	(7)	2.95	-	-	-	-	-	40
Class R
2005	(3)	5.71%	$1	1.40%	(0.14)%	1.59%	(0.33)%	48%
2004	(8)	9.38	1	1.15	(0.08)	1.19	(0.12)	113
2003		19.51	15,890	1.15	(0.01)	1.19	(0.05)	83
2002		(21.45)	2,376	1.15	-	1.22	(0.07)	43
2001	(9)	(31.16)	2,802	1.18	(0.03)	1.22	(0.07)	40
Class Y
2005	(3)	5.97%	$798,008	0.90%	0.40%	0.94%	0.36%	48%
2004		9.76	1,188,261	0.90	0.13	0.94	0.09	113
2003		19.78	1,072,174	0.90	0.31	0.94	0.27	83
2002		(21.23)	255,311	0.90	0.24	0.97	0.17	43
2001	(4)	(35.70)	316,213	0.94	0.20	0.98	0.16	40
2000	(5)	20.24	339,166	0.95	(0.10)	0.96	(0.11)	60
1999	(5)	18.18	306,832	0.94	(0.06)	0.95	(0.07)	59
Large Cap Select Fund (2) (10)
Class A
2005	(3)	10.26%	$1,662	1.15%	0.36%	1.21%	0.30%	95%
2004		10.82	714	1.15	0.30	1.21	0.24	67
2003		14.91	215	1.15	0.42	1.24	0.33	65
Class B
2005	(3)	9.98%	$355	1.90%	(0.35)%	1.96%	(0.41)%	95%
2004		9.89	270	1.90	(0.44)	1.96	(0.50)	67
2003		14.18	113	1.90	(0.35)	1.99	(0.44)	65
Class C
2005	(3)	9.89%	$66	1.90%	(0.34)%	1.96%	(0.40)%	95%
2004		9.98	59	1.90	(0.45)	1.96	(0.51)	67
2003		14.27	26	1.90	(0.32)	1.99	(0.41)	65
Class R
2005	(3)	10.18%	$1	1.40%	0.12%	1.61%	(0.09)%	95%
2004	(8)	10.60	1	1.32	0.18	1.38	0.12	67
2003		14.76	1	1.15	0.39	1.24	0.30	65
Class Y
2005	(3)	10.44%	$199,990	0.90%	0.69%	0.96%	0.63%	95%
2004		11.10	291,807	0.90	0.57	0.96	0.51	67
2003		15.02	126,391	0.90	0.71	0.99	0.62	65

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)
Large Cap Value Fund
Class A
2005	(1) (2)	$17.21	$0.09	$1.66	$(0.09)	$-	$18.87	10.17%
2004	(2)	14.97	0.15	2.24	(0.15)	-	17.21	16.01
2003	(2)	12.77	0.18	2.20	(0.18)	-	14.97	18.71
2002	(2)	15.98	0.14	(3.21)	(0.14)	-	12.77	(19.37)
2001	(2)	20.59	0.16	(2.67)	(0.16)	(1.94)	15.98	(13.72)
2000		23.12	0.17	0.22	(0.17)	(2.75)	20.59	0.92
Class B
2005	(1) (2)	$16.87	$0.02	$1.62	$(0.03)	$-	$18.48	9.74%
2004	(2)	14.70	0.03	2.20	(0.06)	-	16.87	15.19
2003	(2)	12.55	0.08	2.15	(0.08)	-	14.70	17.83
2002	(2)	15.71	0.02	(3.15)	(0.03)	-	12.55	(19.96)
2001	(2)	20.30	0.02	(2.63)	(0.04)	(1.94)	15.71	(14.42)
2000		22.87	0.05	0.18	(0.05)	(2.75)	20.30	0.17
Class C
2005	(1) (2)	$17.07	$0.02	$1.64	$(0.03)	$-	$18.70	9.74%
2004	(2)	14.87	0.03	2.23	(0.06)	-	17.07	15.21
2003	(2)	12.70	0.08	2.17	(0.08)	-	14.87	17.76
2002	(2)	15.90	0.02	(3.19)	(0.03)	-	12.70	(19.97)
2001	(2)	20.51	0.02	(2.65)	(0.04)	(1.94)	15.90	(14.36)
2000		23.09	0.06	0.17	(0.06)	(2.75)	20.51	0.17
Class R (2)
2005	(1)	$17.22	$0.06	$1.65	$(0.06)	$-	$18.87	9.96%
2004	(3)	14.96	0.17	2.23	(0.14)	-	17.22	16.05
2003		12.77	0.18	2.19	(0.18)	-	14.96	18.63
2002		15.97	0.13	(3.18)	(0.15)	-	12.77	(19.36)
2001	(4)	15.32	-	0.65	-	-	15.97	4.24
Class Y
2005	(1) (2)	$17.26	$0.11	$1.67	$(0.12)	$-	$18.92	10.28%
2004	(2)	15.01	0.20	2.24	(0.19)	-	17.26	16.31
2003	(2)	12.80	0.22	2.20	(0.21)	-	15.01	19.04
2002	(2)	16.02	0.18	(3.22)	(0.18)	-	12.80	(19.22)
2001	(2)	20.64	0.21	(2.68)	(0.21)	(1.94)	16.02	(13.53)
2000		23.17	0.23	0.21	(0.22)	(2.75)	20.64	1.17

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Value Fund
Class A
2005	(1) (2)	$118,343	1.15%	0.94%	1.19%	0.90%	31%
2004	(2)	113,683	1.15	0.91	1.19	0.87	104
2003	(2)	88,024	1.15	1.30	1.20	1.25	94
2002	(2)	85,182	1.15	0.86	1.20	0.81	82
2001	(2)	94,064	1.05	0.88	1.15	0.78	64
2000		138,146	1.05	(0.45)	1.13	(0.53)	68
Class B
2005	(1) (2)	$18,319	1.90%	0.19%	1.94%	0.15%	31%
2004	(2)	21,829	1.90	0.19	1.94	0.15	104
2003	(2)	30,987	1.90	0.56	1.95	0.51	94
2002	(2)	33,720	1.90	0.11	1.95	0.06	82
2001	(2)	38,108	1.80	0.13	1.90	0.03	64
2000		49,662	1.80	(1.20)	1.88	(1.28)	68
Class C
2005	(1) (2)	$6,278	1.90%	0.19%	1.94%	0.15%	31%
2004	(2)	6,344	1.90	0.18	1.94	0.14	104
2003	(2)	6,844	1.90	0.56	1.95	0.51	94
2002	(2)	7,524	1.90	0.11	1.95	0.06	82
2001	(2)	10,141	1.80	0.12	1.90	0.02	64
2000		6,551	1.80	(1.20)	1.88	(1.28)	68
Class R (2)
2005	(1)	$1	1.40%	0.62%	1.59%	0.43%	31%
2004	(3)	1	1.15	1.00	1.19	0.96	104
2003		23,845	1.15	1.30	1.20	1.25	94
2002		24,129	1.15	0.90	1.20	0.85	82
2001	(4)	-	-	-	-	-	64
Class Y
2005	(1) (2)	$751,067	0.90%	1.22%	0.94%	1.18%	31%
2004	(2)	1,021,197	0.90	1.17	0.94	1.13	104
2003	(2)	874,267	0.90	1.55	0.95	1.50	94
2002	(2)	825,179	0.90	1.11	0.95	1.06	82
2001	(2)	970,190	0.80	1.13	0.90	1.03	64
2000		1,186,787	0.80	(0.20)	0.88	(0.28)	68

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Balanced Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 62.7%
Consumer Discretionary – 8.5%
CBRL Group (a)	4,140	$171
Coach*	45,620	2,583
Comcast, Cl A*	130,553	4,410
Cooper Tire & Rubber	10,440	192
Gray Television	15,590	226
Harrah's Entertainment (a)	47,430	3,063
Hilton Hotels	115,230	2,575
J.C. Penney	81,190	4,216
Kerzner International*	2,630	161
La Quinta (REIT)* (a)	18,880	160
Marvel Enterprises* (a)	27,205	544
Men's Wearhouse* (a)	6,670	282
Nordstrom	48,670	2,695
Petco Animal Supplies* (a)	5,750	212
Ruby Tuesday (a)	4,550	111
Scientific Games, Cl A*	15,970	365
Sherwin Williams (a)	74,804	3,291
Sports Authority* (a)	6,920	190
Starbucks*	45,570	2,354
Station Casinos (a)	2,340	158
Thomas Nelson	7,560	179
Time Warner* (a)	372,197	6,532
Too* (a)	12,770	315
WCI Communities* (a)	3,490	105
		35,090
Consumer Staples – 4.2%
Clorox (a)	70,836	4,462
NBTY* (a)	14,810	372
PepsiCo	48,008	2,546
Procter & Gamble (a)	102,374	5,426
Wal-Mart Stores	86,267	4,323
		17,129
Energy – 6.8%
Apache	85,008	5,205
Bill Barrett*	3,540	102
Compton Petroleum*	4,110	41
ConocoPhillips	41,510	4,476
Denbury Resources* (a)	4,570	161
ENSCO International (a)	8,230	310
Exxon Mobil	123,535	7,363
Halliburton (a)	63,588	2,750
Houston Exploration*	2,060	117
Nabors Industries	29,113	1,722
National-Oilwell* (a)	105,907	4,946
Tesoro Petroleum* (a)	3,110	115
Ultra Petroleum* (a)	4,053	206
Western Gas Resources	3,080	106
W-H Energy Services*	10,760	257
		27,877
Financials – 8.7%
ACE	65,510	2,704
Advanta, Cl B	8,715	200
Affiliated Managers Group* (a)	3,520	218
Allstate	69,280	3,745
AmerUS Group, Cl A (a)	6,100	288
Bank of America	65,470	2,887

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Capital One Financial (a)	38,200	$2,856
City National (a)	1,564	109
Cullen/Frost Bankers (a)	7,140	322
East West Bancorp (a)	7,170	265
First Financial Bankshares	1,720	77
First Niagara Financial Group	8,330	110
GATX (a)	8,540	283
Glacier Bancorp	3,560	109
Goldman Sachs Group (a)	77,602	8,535
Innkeepers USA Trust (REIT)	13,530	175
Investors Financial Services (a)	6,650	325
Lasalle Hotel Properties (REIT)	3,720	108
Maguire Properties	5,440	130
MBNA	92,658	2,275
Radian Group	3,730	178
Silicon Valley Bancshares* (a)	5,150	227
SL Green Realty	4,180	235
Umpqua Holdings	9,060	212
Universal American Financial*	9,629	167
Wells Fargo	154,500	9,239
		35,979
Health Care – 10.3%
Alcon	17,296	1,544
American Healthways* (a)	6,770	224
AMERIGROUP* (a)	4,180	153
Biosite* (a)	4,150	216
Caliper Life Sciences*	16,070	104
Covance* (a)	7,230	344
deCODE Genetics* (a)	17,330	99
Johnson & Johnson (a)	162,530	10,916
PDI*	4,161	85
Pediatrix Medical Group*	3,310	227
Pfizer	338,058	8,881
Protein Design Labs* (a)	9,650	154
Renal Care* (a)	8,760	332
Salix Pharmaceuticals*	2,210	36
Sierra Health Services* (a)	5,870	375
SonoSite* (a)	8,450	220
Stewart Enterprises, Cl A*	26,220	161
Telik* (a)	4,720	71
Teva Pharmaceutical Industries, ADR (a)	68,979	2,138
UnitedHealth Group	40,438	3,857
Varian*	510	19
Varian Medical Systems* (a)	71,960	2,467
Wyeth	232,331	9,800
		42,423
Industrials – 7.7%
3M	44,680	3,829
Actuant, Cl A*	860	39
AirTran Holdings* (a)	40,920	370
Albany International, Cl A	3,060	94
American Reprographics*	7,170	103
Applied Signal Technology	5,969	137
Chicago Bridge & Iron	9,700	427
Eaton	33,881	2,216
EGL* (a)	9,740	222
Emerson Electric	56,307	3,656
General Electric	228,104	8,225

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Global Power Equipment Group* (a)	3,820	$37
Heartland Express	6,050	116
Kennametal	5,830	277
KVH Industries* (a)	13,960	127
Labor Ready* (a)	20,840	389
Manitowoc (a)	1,340	54
Mercury Computer Systems* (a)	8,480	234
MTC Technologies*	7,375	240
NCI Building Systems* (a)	5,510	213
Power-One*	28,010	136
Roper Industries (a)	4,270	280
Terex* (a)	4,840	210
Tyco International	178,735	6,041
United Parcel Service, Cl B (a)	56,490	4,109
		31,781
Information Technology – 13.5%
Accenture* (a)	121,120	2,925
Actel*	2,570	40
ADC Telecommunications*	56,650	113
Aeroflex*	12,050	112
Amphenol, Cl A*	67,900	2,515
Analog Devices (a)	59,452	2,149
Benchmark Electronics* (a)	7,020	223
Carreker*	15,650	88
Cypress Semiconductor* (a)	17,690	223
Dell*	99,621	3,827
Digitas* (a)	13,200	133
EMC*	327,220	4,031
Entegris* (a)	10,970	109
FactSet Research Systems (a)	4,860	160
Foundry Networks* (a)	25,960	257
Hyperion Solutions* (a)	2,772	122
InfoSpace*	1,148	47
Intel	389,523	9,049
Logitech International*	6,620	403
Macrovision* (a)	9,560	218
Motorola	339,895	5,088
MTS Systems	4,385	127
National Semiconductor (a)	120,647	2,487
NCR* (a)	162,755	5,491
Openwave Systems* (a)	12,800	156
Oracle*	466,423	5,821
QLogic* (a)	2,740	111
QUALCOMM	92,217	3,380
SAFENET* (a)	11,090	325
Silicon Image* (a)	27,330	275
Silicon Laboratories* (a)	2,610	78
Stellent*	24,607	207
Symantec* (a)	93,110	1,986
Texas Instruments (a)	120,486	3,071
The9, ADR* (a)	12,670	217
TIBCO Software*	14,080	105
Varian Semiconductor Equipment Associates* (a)	80	3
		55,672
Materials – 0.7%
Century Aluminum* (a)	16,690	505
Georgia Gulf	720	33
Hercules* (a)	8,090	117

Balanced Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Olin (a)	20,860	$465
Weyerhaeuser (a)	26,307	1,802
		2,922
Telecommunication Services – 1.7%
Alamosa Holdings* (a)	4,943	58
General Communication*	12,233	112
Verizon Communications	195,942	6,956
		7,126
Utilities – 0.6%
PG&E*	77,727	2,650
Total Common Stocks (Cost $241,013)		258,649
U.S. Government Agency Mortgage-Backed Securities – 11.8%
Adjustable Rate – 0.8%
FHLMC Pool 4.267%, 1/01/28, #786281 (b)	$508	520
FNMA Pool
3.654%, 4/01/18, #070009	64	65
3.937%, 8/01/27, #555840	1,410	1,451
3.870%, 9/01/33, #725553 (a)	1,158	1,188
		3,224
Fixed Rate – 11.0%
FHLMC Pool
6.500%, 4/01/08, #E00225	23	24
7.000%, 4/01/08, #E46044	13	13
4.000%, 10/01/10, #M80855	1,136	1,118
5.500%, 3/01/13, #E00546	195	200
4.500%, 5/01/18, #P10032 (a)	527	525
6.500%, 11/01/28, #C00676	766	797
7.000%, 12/01/29, #G01091	161	170
6.000%, 5/01/32, #C01361	167	171
FNMA Pool
5.500%, 3/01/06, #424411	92	93
3.790%, 7/01/13, #386314 (a)	1,393	1,304
6.000%, 9/01/17, #653368	443	459
5.000%, 7/01/18, #555621	1,663	1,663
5.000%, 12/01/18, #725012	2,254	2,255
5.000%, 12/01/18, #754043 (a)	1,165	1,165
4.500%, 6/01/19, #045181	446	436
5.000%, 11/01/19, #725934 (a)	383	383
4.500%, 2/01/20, #255585	742	725
4.500%, 2/01/20, #797753 (a)	357	349
6.000%, 10/01/22, #254513 (a)	711	732
5.500%, 10/01/24, #255456 (a)	1,260	1,272
5.500%, 12/01/24, #357662 (a)	1,078	1,088
7.000%, 4/01/29, #323681	163	172
6.500%, 12/01/31, #254169 (a)	695	721
6.500%, 5/01/32, #640032	1,249	1,296
7.000%, 7/01/32, #545815 (a)	362	382
6.000%, 9/01/32, #254447 (a)	579	592
3.594%, 12/01/32, #555257	1,441	1,486
6.000%, 1/01/33, #676647	1,116	1,141
5.500%, 4/01/33, #694605 (a)	1,412	1,416
5.500%, 6/01/33, #709033 (a)	627	629
5.500%, 7/01/33, #728667 (a)	799	801
5.500%, 8/01/33, #733380 (a)	1,571	1,576
6.000%, 11/01/33, #772256 (a)	328	335
6.000%, 11/01/33, #772130	287	293
5.500%, 12/01/33, #755532 (c)	1,551	1,556
5.500%, 12/01/33, #756202 (a)	912	914

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.000%, 3/01/34, #725248 (c)	$1,515	$1,485
4.500%, 4/01/34, #000TBA (c)	1,115	1,058
5.000%, 4/01/34, #000TBA (c)	1,055	1,032
5.500%, 5/01/34, #357571 (a)	1,161	1,163
5.500%, 6/01/34, #788087	868	871
6.500%, 6/01/34, #735273 (a)	1,362	1,413
5.500%, 9/01/34, #781585	914	916
5.500%, 10/01/34, #255411 (a)	1,202	1,204
6.000%, 10/01/34, #781776	1,000	1,022
5.500%, 11/01/34, #799693	473	474
5.000%, 12/01/34, #781628	996	975
5.000%, 1/01/35, #810623	744	728
5.500%, 1/01/35, #735141 (a)	385	386
5.500%, 2/01/35, #255580	1,479	1,481
5.000%, 4/01/35, #190358	1,500	1,468
GNMA Pool
6.500%, 10/20/10, #002108	51	54
7.500%, 6/15/27, #447728	23	25
7.500%, 9/15/27, #455516	13	14
7.000%, 4/15/29, #506639	268	284
6.000%, 11/15/33, #00GNMA (a)	1,211	1,244
		45,549
Total U.S. Government Agency Mortgage-Backed Securities (Cost $49,116)		48,773
U.S. Government & Agency Securities – 7.9%
U.S. Agency Debentures – 1.2%
FHLMC
3.250%, 11/02/07 (a)	1,550	1,513
FNMA
5.250%, 8/01/12 (a)	720	729
4.375%, 9/15/12 (a)	730	714
5.000%, 4/01/34	829	812
5.000%, 4/01/34 (a)	1,018	997
		4,765
U.S. Treasuries – 6.7%
U.S. Treasury Bill
2.280%, 4/07/05 (d)	115	115
U.S. Treasury Bonds
2.000%, 7/15/14 (a) (e)	197	201
6.250%, 8/15/23	1,300	1,514
2.375%, 1/15/25 (a) (e)	2,635	2,834
5.250%, 11/15/28 (a)	1,900	1,998
5.250%, 2/15/29 (a)	1,485	1,563
5.375%, 2/15/31 (a)	4,200	4,578
U.S. Treasury Notes
3.375%, 2/28/07 (a)	680	675
3.500%, 12/15/09 (a)	2,495	2,423
4.000%, 3/15/10 (a)	3,300	3,274
4.000%, 2/15/14 (a)	580	560
4.250%, 11/15/14 (a)	4,735	4,636
4.000%, 2/15/15 (a)	3,545	3,406
		27,777
Total U.S. Government & Agency Securities (Cost $32,469)		32,542
Corporate Bonds – 6.7%
Banking – 0.2%
Chuo Mitsui Trust & Bank,
Callable 4/15/15 @ 100 5.506%, 12/31/49 (b) (f)	365	357

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mizuho Financial Group 5.790%, 4/15/14 (b)	$410	$420
		777
Basic Industry – 0.4%
Allegheny Technologies 8.375%, 12/15/11	275	294
Bowater Canada Finance 7.950%, 11/15/11	300	311
Georgia Pacific 7.700%, 6/15/15	290	318
PolyOne 10.625%, 5/15/10	300	330
Tembec Industries 8.500%, 2/01/11 (a)	450	426
		1,679
Brokerage – 0.1%
Merrill Lynch, Series B 5.360%, 2/01/07	420	429
Capital Goods – 0.1%
Case New Holland 9.250%, 8/01/11 (b)	250	266
Owens-Illinois 8.100%, 5/15/07 (a)	325	335
		601
Communications – 1.9%
America Movil SA De CV 6.375%, 3/01/35	235	212
British Telecommunications 8.875%, 12/15/30	170	226
Cablevision Systems 8.000%, 4/15/12 (a) (b)	400	410
Clear Channel Communications 5.500%, 9/15/14 (a)	1,140	1,086
Cox Communications 4.625%, 6/01/13	500	464
Deutsche Telekom International 8.750%, 6/15/30	285	373
Dex Media West 9.875%, 8/15/13	396	443
France Telecom 8.750%, 3/01/31 (g)	335	444
News American 7.700%, 10/30/25	600	699
Nextel Communications
Callable 3/15/09 @ 102.98 5.950%, 3/15/14 (a)	305	303
Qwest 8.875%, 3/15/12 (b)	550	599
SBC Communications 5.100%, 9/15/14	700	681
Sprint Capital 8.375%, 3/15/12 (a)	1,175	1,372
Telecom Italia Capital 6.375%, 11/15/33	285	293
Time Warner 8.375%, 7/15/33 (a)	270	341
		7,946
Consumer Cyclical – 0.6%
Centex 4.550%, 11/01/10	485	469

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Duty Free International
7.000%, 4/01/05 (h) (i) (l)	$656	$39
Ford Motor Credit
7.000%, 10/01/13 (a)	475	460
7.450%, 7/16/31 (a)	390	352
General Motors Acceptance 5.625%, 5/15/09 (a)	900	827
Park Place Entertainment 8.125%, 5/15/11	300	332
		2,479
Consumer Non-Cyclical – 0.2%
Delhaize America 9.000%, 4/15/31 (a)	290	356
Kraft Foods 4.625%, 11/01/06	670	675
		1,031
Electric – 0.3%
Nevada Power
Callable 8/15/08 @ 104.5 9.000%, 8/15/13	300	337
TXU Energy 7.000%, 3/15/13 (a)	820	901
		1,238
Energy – 0.5%
Bluewater Financial
Callable 2/15/07 @ 105.125 10.250%, 2/15/12	300	327
Burlington Resources 7.400%, 12/01/31	225	277
Canadian Natural Resources 5.850%, 2/01/35	260	258
Chesapeake Energy 7.000%, 8/15/14	235	242
CNOOC Finance 5.500%, 5/21/33 (b)	280	257
Encana 6.500%, 8/15/34	170	188
Gazprom International 7.201%, 2/01/20 (b)	350	357
Petro-Canada 5.350%, 7/15/33	190	178
		2,084
Finance Companies – 0.1%
American General Finance 5.875%, 7/14/06 (a)	400	408
Insurance – 0.1%
Axis Capital Holdings 5.750%, 12/01/14 (a)	525	527
Natural Gas – 0.1%
El Paso Natural Gas 7.625%, 8/01/10	300	314
Sovereigns – 1.8%
Federal Republic of Brazil 10.250%, 6/17/13	1,340	1,461
PEMEX
9.125%, 10/13/10	350	404
7.375%, 12/15/14 (a)	750	802
Republic of Turkey
9.000%, 6/30/11	550	604
7.375%, 2/05/25 (a)	750	705

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Republic of Venezuela
8.500%, 10/08/14	$450	$442
Russian Federation 5.000%, 3/31/30 (b)	1,075	1,103
United Mexican States
5.875%, 1/15/14	440	437
6.625%, 3/03/15 (a) (f)	1,265	1,316
		7,274
Technology – 0.1%
Ciena 3.750%, 2/01/08	120	103
Corning Zero Coupon Bond
Callable 11/08/05 @ 81.95 2.000%, 11/08/15 (j)	260	207
		310
Transportation – 0.1%
Hertz 7.625%, 6/01/12	275	278
Yankee Corporates – 0.1%
Tengizcheveroil 6.124%, 11/15/14 (b)	370	369
Total Corporate Bonds (Cost $28,858)		27,744
Asset-Backed Securities – 5.2%
Automobiles – 0.7%
Bank One Auto Receivable
Series 2003-1, Cl A3 1.820%, 9/20/07	1,250	1,236
Capital Auto Receivables Asset Trust
Series 2004-1, Cl A3 2.000%, 11/15/07	1,010	992
Nissan Auto Receivables Trust
Series 2003-B, Cl A3 1.510%, 8/15/07	416	413
		2,641
Commercial – 1.7%
Bank of America Commercial Mortgage
Series 2004-5, Cl A3 4.561%, 11/10/41	710	696
Bear Stearns Asset Backed Securities
Series 2004-T14, Cl A4 5.200%, 1/12/41	205	207
Commercial Mortgage
Series 2004-CNL, Cl A1 3.030%, 9/15/14 (k)	500	498
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Cl A2 6.538%, 6/15/31	628	654
Global Signal Trust
Series 2004-2A, Cl A 4.232%, 12/15/14	750	731
GMAC Commercial Mortgage
Series 2004-C2, Cl A1 3.896%, 8/10/38	745	735
Greenwich Capital Commercial Funding
Series 2005-6G3, Cl A4 4.799%, 8/10/42 (a)	780	760
GS Mortgage Securities
4.602%, 8/10/38	1,500	1,496
Merrill Lynch Mortgage Investors
6.310%, 11/15/26	319	323

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Nomura Asset Securities
Series 1998-D6, Cl A1B 6.590%, 3/15/30	$750	$790
		6,890
Credit Cards – 1.2%
Capital One Master Trust
Series 2003-A6, CI A6 2.950%, 8/15/09	1,000	984
Citibank Credit Card Issuance Trust
Series 2004-A2 2.700%, 1/15/08	1,000	993
Series 2003-A5, CI A5 2.500%, 4/07/08	625	616
MBNA Master Trust
Series 2002-A1, CI A1 4.950%, 6/15/09	1,170	1,188
Series 2003-A1, CI A1 3.300%, 7/15/10	360	350
Providian Gateway Master Trust
Series 2004-DA, Cl A
3.350%, 9/15/11	975	952
		5,083
Equipment Leases – 0.3%
CNH
Series 2003-B, Cl A3B 2.470%, 1/15/08	1,315	1,302
Home Equity – 0.4%
Contimortgage 7.120%, 8/15/28	38	37
Countrywide Financial
Series 2004-4, Cl 3A1 2.950%, 11/25/23 (k)	95	95
Series 2003-BC1, Cl A1 3.250%, 3/25/33 (k)	183	185
First Franklin Mortgage
Series 2004-FFB, Cl A3 4.264%, 6/25/24	240	239
New Century Home Equity Loan Trust
Series 2004-4, CI A4 3.130%, 2/25/35	950	951
Saxon Asset Securities Trust
Series 2004-1, Cl A 3.120%, 3/25/35 (k)	140	140
		1,647
Other – 0.9%
GRP AG Real Estate Asset Trust
Series 2004-1, CI A 3.960%, 3/25/09 (h)	253	255
William Street Funding
Series 2004-4, CI A 1.930%, 9/23/10 (h)	2,895	2,899
Series 2005-1, CI A 3.041%, 1/23/11 (h)	465	465
		3,619
Total Asset-Backed Securities (Cost $21,414)		21,182
CMO – Private Mortgage-Backed Securities – 4.7%
Adjustable Rate – 0.5%
Merrill Lynch Mortgage Investors
Series 2004-B 3.100%, 5/25/29	1,929	1,925

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Fixed Rate – 4.2%
Bank of America Mortgage Backed Securities
Series 2003-6, Cl 1A30 4.750%, 8/25/33	$585	$569
Series 2004-G, Cl 2A3 4.232%, 8/25/34	810	802
Series 2005-1, Cl A5 4.976%, 11/10/42 (h) (k)	1,040	1,045
Countrywide Alternative Loan Trust
Series 2004-2CB, Cl 1A1 4.250%, 3/25/34	715	714
Series 2004-24CB, Cl 1A1 6.000%, 11/25/34	650	659
GMAC Commercial Mortgage
Series 2004-J5, Cl A7 6.500%, 1/25/35	756	768
IMPAC Mortgage Holdings 1.470%, 12/25/33	715	717
Master Alternative Loans Trust
Series 2005-2, Cl 1A3 6.500%, 3/25/35	684	704
Master Asset Securitization Trust
Series 2003-6, Cl 1A3 5.000%, 7/25/18	981	975
Merrill Lynch Mortgage Investors
2.828%, 1/25/29 (h)	1,223	1,260
2.885%, 1/25/29	381	393
2.899%, 5/25/29 (h)	744	766
Morgan Stanley
Series 2004-9, CI 1A 6.357%, 11/25/34	769	784
Residential Asset Mortgage Products
Series 2004-SL4, Cl A3 6.500%, 7/25/32	530	545
Residential Asset Security Trust
Series 2002-A12, Cl 1A1 5.200%, 11/25/32	268	267
Sequoia Mortgage Trust
2.757%, 6/20/34 (h)	898	918
2.923%, 8/20/34	713	731
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, CI A 3.825%, 8/25/34 (h)	460	469
Washington Mutual
Series 2003-S10, Cl A2 5.000%, 10/25/18	1,173	1,170
Wells Fargo Mortgage Backed Securities
Series 2003-14, Cl A1 4.750%, 12/25/18	753	745
4.878%, 2/25/33	642	650
4.154%, 8/25/34	1,080	1,072
Series 2004-EE, Cl B1 3.989%, 1/25/35 (h)	613	581
Westam Mortgage Financial
Series 11, Cl A 6.360%, 8/26/20	2	2
		17,306
Total CMO – Private Mortgage-Backed Securities (Cost $19,383)		19,231
CMO – U.S. Government Agency Mortgage-Backed Securities – 0.6%
Fixed Rate – 0.6%
FHLMC
4.000%, 3/15/11 (a)	862	847
8.600%, 1/15/21	120	120
6.000%, 9/15/21	114	115
5.343%, 3/25/44	815	824

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
FNMA
6.000%, 2/25/11	$333	$341
8.800%, 1/25/19	8	8
8.000%, 7/25/19	136	144
6.500%, 3/25/20	60	62
9.500%, 6/25/20	26	27
6.500%, 7/25/20	7	7
6.500%, 9/25/20	93	97
GNMA 6.500%, 6/17/20	12	12
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $2,634)		2,604
Affiliated Money Market Fund – 3.0%
First American Prime Obligations Fund, Cl Z (m)	12,528,219	12,528
Total Affiliated Money Market Fund (Cost $12,528)		12,528
Investments Purchased with Proceeds from Securities Lending – 36.9%
Commercial Paper – 8.6%
Bluegrass 2.904%, 11/18/05	$552	552
Cable Beach 2.642%, 4/11/05	1,380	1,379
Concord Minutemen Capital
2.810%, 4/13/05	1,325	1,325
2.750%, 4/07/06	4,139	4,139
Descartes Funding Trust 2.810%, 11/15/05	1,380	1,380
Duke Funding VI
2.794%, 4/05/05	701	701
2.823%, 4/11/05	1,934	1,932
2.833%, 4/15/05	828	828
Independence 2.880%, 10/17/05	1,636	1,636
Laguna ABS/Laguna Corp
2.736%, 4/04/05	1,380	1,379
2.728%, 5/02/05	1,380	1,376
Lakeside Funding 2.800%, 4/08/05	2,208	2,208
Leaf's LLC 2.860%, 4/20/05	1,518	1,518
Liquid Funding 2.840%, 5/25/05	1,380	1,380
Main Street Warehouse 2.837%, 4/22/05	2,760	2,755
Morgan Stanley
2.955%, 7/25/05	2,760	2,760
2.393%, 9/09/05	828	828
Orchard Park
2.846%, 10/06/05	607	607
2.827%, 1/06/06	2,775	2,775
Sigma Finance
2.945%, 5/17/05	193	193
2.945%, 5/17/05	276	276
2.945%, 5/17/05	83	83
Thornburg Mortgage
2.716%, 4/01/05	1,931	1,931
2.756%, 4/07/05	1,380	1,379
Total Commercial Paper		35,320

Balanced Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Corporate Obligations – 9.9%
Allstate Life Global 2.800%, 10/14/05	$690	$690
2.860%, 10/14/05	2,760	2,760
Bayer Landbank NY 2.840%, 6/24/05	1,242	1,242
2.840%, 6/24/05	1,380	1,380
Blue Heron Funding 2.880%, 5/18/05	773	773
Castle Hill III 3.050%, 9/15/15	828	828
Cheyne High Grade 2.280%, 11/10/39	1,380	1,380
Depfa Bank PLC 2.990%, 6/15/05	1,380	1,380
Duke Funding VI 2.680%, 4/08/05	1,669	1,669
General Electric Capital Corporation 2.860%, 7/09/07	1,380	1,381
Jackson National Life 2.810%, 4/15/05	1,380	1,380
Jefferson Pilot 2.860%, 8/17/05	1,380	1,380
LaSalle Bank NA 2.900%, 8/01/05	690	689
Liquid Funding 2.850%, 6/28/05	1,242	1,242
Merrill Lynch 2.750%, 10/01/05	2,760	2,760
Metlife Global Funding
2.850%, 10/14/05	1,656	1,656
2.890%, 4/28/08	1,159	1,159
Morgan Stanley 2.890%, 12/26/08	1,380	1,380
Natexis Banq NY
2.130%, 7/12/05	414	414
2.955%, 7/12/05	1,518	1,518
Northlake CDO 3.030%, 9/06/05	828	828
Park Place Resecuritization 2.900%, 5/25/05	1,266	1,264
Premium Asset Trust
2.810%, 5/13/05	773	773
2.760%, 7/01/05	4,112	4,112
2.820%, 10/14/05	1,104	1,104
REMAC 1.867%, 9/29/05	1,423	1,423
RMAC 2.790%, 6/12/05	1,405	1,405
SMM Trust 2004 1.930%, 9/23/05	1,513	1,513
Westlb AG New York 2.780%, 3/10/15	1,379	1,379
Total Corporate Obligations		40,862
Money Market Funds – 0.3%
Merrill Lynch Premier Institutional Fund	1,114,201	1,114
Total Money Market Funds		1,114
Other Short-Term Investments – 2.7%
ARLO III 3.010%, 9/28/05	$4,139	4,139
Commonwealth Life 3.115%, 4/01/05 (n)	1,393	1,393

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Electric Capital Assurance 2.770%, 4/01/05	$552	$552
HBOS Treasury Services 2.710%, 11/01/05	1,518	1,519
ING USA Annuity & Life 2.180%, 6/30/05	3,588	3,588
Total Other Short-Term Investments		11,191
Repurchase Agreements – 15.4%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $2,759,868 (collateralized by various securities: Total market value $2,832,300)	2,760	2,760
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $829,388 (collateralized by commercial loans: Total market value $848,135)	828	828
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $5,519,717 (collateralized by various securities: Total market value $5,938,488)	5,519	5,519
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $6,899,641 (collateralized by collateralized U.S. government securities: Total market value $7,037,127)	6,899	6,899
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $551,972 (collateralized by collateralized mortgage obligations: Total market value $579,633)	552	552
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $551,972 (collateralized by collateralized mortgage obligations: Total market value $579,599)	552	552
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $551,972 (collateralized by collateralized mortgage obligations: Total market value $579,543)	552	552
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $275,986 (collateralized by collateralized mortgage obligations: Total market value $289,817)	276	276
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $275,986 (collateralized by collateralized mortgage obligations: Total market value $289,817)	276	276
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $6,899,665 (collateralized by mortgage loans: Total market value $7,039,887)	6,899	6,899
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $6,209,699 (collateralized by mortgage loans: Total market value $6,335,902)	6,209	6,209

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $1,380,481 (collateralized by mortgage loans: Total market value $1,407,993)	$1,380	$1,380
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $5,519,718 (collateralized by collateralized mortgage obligations: Total market value $6,069,712)	5,519	5,519
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $4,139,803 (collateralized by mortgage loans: Total market value $4,222,240)	4,139	4,139
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $469,177 (collateralized by corporate securities: Total market value $516,087)	469	469
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $4,139,788 (collateralized by corporate securities: Total market value $4,346,511)	4,139	4,139
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $3,449,826 (collateralized by corporate securities: Total market value $3,622,124)	3,449	3,449
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $2,759,858 (collateralized by corporate securities: Total market value $2,897,749)	2,760	2,760
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $2,069,896 (collateralized by corporate securities: Total market value $2,173,319)	2,070	2,070
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $551,972 (collateralized by corporate securities: Total market value $579,595)	552	552
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $8,003,587 (collateralized by U.S. government securities: Total market value $8,170,972)	8,003	8,003
Total Repurchase Agreements		63,802
Total Investments Purchased with Proceeds from Securities Lending (Cost $152,289)		152,289
Total Investments – 139.5% (Cost $559,704)		575,542
Other Assets and Liabilities, Net – (39.5)%		(163,190)
Total Net Assets – 100.0%		$412,352

* Non-income producing security

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $147,966,774 at March 31, 2005. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Balanced Fund (concluded)

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $4,657,701 or 1.1% of total net assets.

(c)  Security purchased on a when-issued basis. On March 31, 2005, the total cost of investments purchased on a when-issued basis was $5,147,976. See note 2 in Notes to Financial Statements.

(d)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(e)  U.S Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interst will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(g)  Security for which the coupon rate of interest will adjust based on ratings by Standard & Poor's and Moody's Investor Service. The rate disclosed represents the coupon rate in effect as of March 31, 2005.

(h)  Security is considered illiquid or restricted. As of March 31, 2005, the value of these investments was $8,192,905 or 2.0% of total net assets. See note 2 in Notes to Financial Statements.

(i)  Security is currently in default.

(j)  The rate shown is the effective yield at time of purchase.

(k)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2005.

(l)  Security is fair valued. As of March 31, 2005, the fair value of this investment was $39,330 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(m)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(n)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depositary Receipt

Cl – Class

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Market Value Covered By Contracts (000)	Settlement Month	Unrealized Depreciation (000)
U.S. Treasury 10 year Futures	(48)	$(5,245)	Jun. 05	$(23)
				$(23)

Credit Default Swap Agreements outstanding at March 31, 2005

Counterparty	Reference Entity		Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX Em2	Index	Sell	2.60%	12/20/09	$2,000,000	$(38)
Citigroup	Dow Jones CDX IG Hvol3	Index	Sell	1.05%	3/20/10	3,000,000	(13)
							$(51)

Equity Income Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.3%
Consumer Discretionary – 7.1%
Dow Jones & Company (a)	369,610	$13,812
Gannett (a)	223,830	17,700
Harrah's Entertainment (a)	234,570	15,149
Home Depot (a)	408,600	15,625
McDonald's	606,620	18,890
Starwood Hotels & Resorts Worldwide (a)	453,270	27,210
		108,386
Consumer Staples – 8.7%
Altria Group	378,170	24,729
Colgate-Palmolive	404,780	21,117
General Mills (a)	301,920	14,839
H.J. Heinz	534,220	19,681
PepsiCo	267,690	14,196
Procter & Gamble (a)	256,950	13,618
Wal-Mart Stores	489,620	24,535
		132,715
Energy – 12.3%
Apache	239,880	14,688
Baker Hughes (a)	206,540	9,189
BP, ADR	409,286	25,539
ChevronTexaco (a)	359,480	20,961
ConocoPhillips	229,350	24,733
Exxon Mobil	887,562	52,899
Halliburton (a)	204,840	8,859
Kerr-McGee (a)	172,050	13,477
Royal Dutch Petroleum, ADR	142,030	8,527
Schlumberger	112,970	7,962
		186,834
Financials – 19.7%
Alliance Capital Management Holding	382,280	18,025
AMB Property (REIT)	206,440	7,803
American International Group	552,310	30,603
Apartment Investment & Management (a)	330,640	12,300
Bank of America	779,478	34,375
Citigroup	871,691	39,174
Duke Realty (REIT) (a)	177,922	5,311
Fannie Mae (a)	239,970	13,066
Goldman Sachs Group (a)	75,160	8,267
J.P. Morgan Chase	717,950	24,841
Marsh & McLennan	244,470	7,437
Merrill Lynch (a)	248,310	14,054
Morgan Stanley	206,490	11,822
Northern Trust (a)	172,505	7,494
Partners Trust Financial Group	400,240	4,243
State Street	428,580	18,738
Wachovia	555,785	28,295
Wells Fargo	254,210	15,202
		301,050
Health Care – 13.2%
Abbott Laboratories	521,660	24,320
Baxter International	540,820	18,377
Eli Lilly	97,970	5,104
HCA (a)	210,090	11,255
Johnson & Johnson (a)	446,090	29,959
McKesson HBOC	360,620	13,613

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Income Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Medtronic	151,790	$7,734
Pfizer	1,567,582	41,180
Teva Pharmaceutical Industries, ADR (a)	271,310	8,411
Wyeth	962,300	40,590
		200,543
Industrials – 12.5%
3M (a)	254,910	21,843
Avery Dennison	151,834	9,403
Emerson Electric	234,580	15,231
General Dynamics	162,250	17,369
General Electric	1,615,450	58,253
Honeywell International	590,190	21,961
Ingersoll-Rand, Cl A	218,670	17,417
United Parcel Service, Cl B (a)	188,430	13,706
Waste Management	516,640	14,905
		190,088
Information Technology – 10.7%
Analog Devices (a)	199,690	7,217
Automatic Data Processing (a)	262,170	11,785
IBM	229,340	20,957
Intel (a)	1,071,450	24,890
Microsoft	1,819,160	43,969
Motorola	1,189,810	17,811
QUALCOMM	333,350	12,217
SAP, ADR (a)	179,650	7,200
Texas Instruments	331,860	8,459
Xilinx (a)	276,570	8,084
		162,589
Materials – 6.5%
Alcoa (a)	214,750	6,526
Bemis (a)	611,700	19,036
Dow Chemical	208,450	10,391
E.I. DuPont de Nemours (a)	302,060	15,478
Ecolab (a)	223,770	7,396
Praxair	581,420	27,827
Weyerhaeuser (a)	176,639	12,100
		98,754
Telecommunication Services – 4.3%
ALLTEL (a)	282,480	15,494
BellSouth (a)	506,710	13,321
SBC Communications (a)	708,430	16,783
Verizon Communications	548,280	19,464
		65,062
Utilities – 3.3%
Alliant Energy	593,830	15,903
Cinergy (a)	409,590	16,597
Xcel Energy	1,049,960	18,038
		50,538
Total Common Stocks (Cost $1,272,622)		1,496,559
Convertible Corporate Bonds – 1.5%
Freeport-McMoran Copper & Gold 5.500%, 12/31/49 (a) (b)	$7,344	7,261
Liberty Media
Callable 4/5/08 @ 100 0.750%, 3/30/23 (a) (b)	14,634	16,095

Equity Income Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Tower Automotive
Callable @ 51.35 until 05/31/05 6.750%, 6/30/18 (a) (b)	175	$219
Total Convertible Corporate Bonds (Cost $28,405)		23,575
Affiliated Money Market Fund – 0.3%
First American Prime Obligations Fund, Cl Z (c)	4,236,921	4,237
Total Affiliated Money Market Fund (Cost $4,237)		4,237
Investments Purchased with Proceeds from Securities Lending – 21.5%
Commercial Paper – 5.0%
Bluegrass 2.904%, 11/18/05	$1,189	1,189
Cable Beach 2.642%, 4/11/05	2,972	2,970
Concord Minutemen Capital
2.810%, 4/13/05	2,853	2,853
2.750%, 4/07/06	8,916	8,916
Descartes Funding Trust 2.810%, 11/15/05	2,972	2,972
Duke Funding VI
2.794%, 4/05/05	1,510	1,509
2.823%, 4/11/05	4,165	4,162
2.833%, 4/15/05	1,783	1,783
Independence 2.880%, 10/17/05	3,525	3,525
Laguna ABS/Laguna Corp
2.736%, 4/04/05	2,972	2,971
2.728%, 5/02/05	2,972	2,964
Lakeside Funding 2.800%, 4/08/05	4,755	4,755
Leaf's LLC 2.860%, 4/20/05	3,269	3,269
Liquid Funding 2.840%, 5/25/05	2,972	2,972
Main Street Warehouse 2.837%, 4/22/05	5,949	5,934
Morgan Stanley
2.955%, 7/25/05	5,944	5,944
2.393%, 9/09/05	1,783	1,783
Orchard Park
2.846%, 10/06/05	1,308	1,308
2.827%, 1/06/06	5,977	5,977
Sigma Finance
2.945%, 5/17/05	416	416
2.945%, 5/17/05	594	594
2.945%, 5/17/05	178	178
Thornburg Mortgage
2.716%, 4/01/05	4,161	4,161
2.756%, 4/07/05	2,972	2,970
Total Commercial Paper		76,075
Corporate Obligations – 5.8%
Allstate Life Global
2.800%, 10/14/05	1,486	1,486
2.860%, 10/14/05	5,944	5,944
Bayer Landbank NY
2.840%, 6/24/05	2,675	2,675
2.840%, 6/24/05	2,972	2,972
Blue Heron Funding 2.880%, 5/18/05	1,664	1,664

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Equity Income Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Castle Hill III 3.050%, 9/15/15	$1,783	$1,783
Cheyne High Grade 2.280%, 11/10/39	2,972	2,972
Depfa Bank PLC 2.990%, 6/15/05	2,972	2,972
Duke Funding VI 2.680%, 4/08/05	3,596	3,596
General Electric Capital Corporation 2.860%, 7/09/07	2,972	2,976
Jackson National Life 2.810%, 4/15/05	2,972	2,972
Jefferson Pilot 2.860%, 8/17/05	2,972	2,972
LaSalle Bank NA 2.900%, 8/01/05	1,486	1,484
Liquid Funding 2.850%, 6/28/05	2,675	2,675
Merrill Lynch 2.750%, 10/01/05	5,944	5,946
Metlife Global Funding
2.850%, 10/14/05	3,566	3,567
2.890%, 4/28/08	2,496	2,497
Morgan Stanley 2.890%, 12/26/08	2,972	2,972
Natexis Banq NY
2.130%, 7/12/05	892	892
2.955%, 7/12/05	3,269	3,269
Northlake CDO 3.030%, 9/06/05	1,783	1,783
Park Place Resecuritization 2.900%, 5/25/05	2,726	2,722
Premium Asset Trust
2.810%, 5/13/05	1,664	1,664
2.760%, 7/01/05	8,857	8,857
2.820%, 10/14/05	2,378	2,378
REMAC 1.867%, 9/29/05	3,053	3,065
RMAC 2.790%, 6/12/05	3,026	3,026
SMM Trust 2004 1.930%, 9/23/05	3,260	3,260
Westlb AG New York 2.780%, 3/10/15	2,972	2,971
Total Corporate Obligations		88,012
Money Market Funds – 0.1%
Merrill Lynch Premier Institutional Fund	2,399,869	2,400
Total Money Market Funds		2,400
Other Short-Term Investments – 1.6%
ARLO III 3.010%, 9/28/05	$8,916	8,916
Commonwealth Life 3.115%, 4/01/05 (d)	3,001	3,001
General Electric Capital Assurance 2.770%, 4/01/05	1,189	1,189
HBOS Treasury Services 2.710%, 11/01/05	3,271	3,271
ING USA Annuity & Life 2.180%, 6/30/05	7,727	7,727
Total Other Short-Term Investments		24,104

Equity Income Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Repurchase Agreements – 9.0%
Bear Stearns 3.045%, dated 3/31/05, matures 4/01/05, repurchase price $5,944,458 (collateralized by various securities: Total market value $6,100,469)	$5,944	$5,944
Bear Stearns 2.960%, dated 3/31/05, matures 4/22/05, repurchase price $1,786,412 (collateralized by commercial loans: Total market value $1,826,791)	1,783	1,783
Citibank 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $11,888,876 (collateralized by various securities: Total market value $12,790,864)	11,888	11,888
CS First Boston 2.900%, dated 3/31/05, matures 4/01/05, repurchase price $14,861,084 (collateralized by collateralized U.S. government securities: Total market value $15,157,214)	14,860	14,860
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,188,888 (collateralized by collateralized mortgage obligations: Total market value $1,248,468)	1,189	1,189
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,188,888 (collateralized by collateralized mortgage obligations: Total market value $1,248,394)	1,189	1,189
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $1,188,888 (collateralized by collateralized mortgage obligations: Total market value $1,248,273)	1,189	1,189
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $594,444 (collateralized by collateralized mortgage obligations: Total market value $624,234)	594	594
CS First Boston 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $594,444 (collateralized by collateralized mortgage obligations: Total market value $624,234)	594	594
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $14,861,136 (collateralized by mortgage loans: Total market value $15,163,159)	14,860	14,860
Goldman Sachs 3.025%, dated 3/31/05, matures 4/01/05, repurchase price $13,375,022 (collateralized by mortgage loans: Total market value $13,646,850)	13,374	13,374

FIRST AMERICAN FUNDS Semiannual Report 2005

Schedule of Investments March 31, 2005 (unaudited)

Equity Income Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Goldman Sachs 2.885%, dated 3/31/05, matures 4/06/05, repurchase price $2,973,407 (collateralized by mortgage loans: Total market value $3,032,665)	$2,972	$2,972
Lehman Brothers 2.935%, dated 3/31/05, matures 4/01/05, repurchase price $11,888,879 (collateralized by collateralized mortgage obligations: Total market value $13,073,506)	11,888	11,888
Lehman Brothers 3.055%, dated 3/31/05, matures 4/01/05, repurchase price $8,916,689 (collateralized by mortgage loans: Total market value $9,094,251)	8,916	8,916
Lehman Brothers 3.000%, dated 3/31/05, matures 4/01/05, repurchase price $1,010,557 (collateralized by corporate securities: Total market value $1,111,595)	1,010	1,010
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $8,916,657 (collateralized by corporate securities: Total market value $9,361,917)	8,916	8,916
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $7,430,554 (collateralized by corporate securities: Total market value $7,801,665)	7,430	7,430
Merrill Lynch 2.925%, dated 3/31/05, matures 4/01/05, repurchase price $5,944,438 (collateralized by corporate securities: Total market value $6,241,439)	5,944	5,944
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $4,458,332 (collateralized by corporate securities: Total market value $4,681,096)	4,458	4,458
Merrill Lynch 2.955%, dated 3/31/05, matures 4/01/05, repurchase price $1,188,889 (collateralized by corporate securities: Total market value $1,248,385)	1,189	1,189
Morgan Stanley 2.915%, dated 3/31/05, matures 4/01/05, repurchase price $17,238,865 (collateralized by U.S. government securities: Total market value $17,599,393)	17,237	17,237
Total Repurchase Agreements		137,424
Total Investments Purchased with Proceeds from Securities Lending (Cost $328,015)		328,015
Total Investments – 121.6% (Cost $1,633,279)		1,852,386
Other Assets and Liabilities, Net – (21.6)%		(329,035)
Total Net Assets – 100.0%		$1,523,351

Equity Income Fund (concluded)

(a)  This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $318,566,139 at March 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2005, the value of these investments was $23,575,014 or 1.5% of total net assets.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  Security has demand features which qualify it as a short term security. The date disclosed is the next put date.

ADR – American Depository Receipt

Cl – Class

REIT – Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Assets and Liabilities March 31, 2005 (unaudited), in thousands, except per share data

	Balanced Fund	Equity Income Fund
ASSETS:
Investments in unaffiliated securities, at value*+	$499,212	$1,710,725
Investments in affiliated money market fund, at value**	12,528	4,237
Repurchase agreements, at value***	63,802	137,424
Cash****	555	596
Receivable for dividends and interest	1,286	1,802
Receivable for investment securities sold	12,738	-
Receivable for capital shares sold	719	1,074
Receivable for swap contracts	11	-
Prepaid expenses and other assets	27	47
Total assets	590,878	1,855,905
LIABILITIES:
Written options, at value	26	-
Bank overdraft	-	2
Payable for investment securities purchased	20,538	-
Payable upon return of securities loaned	152,566	328,611
Payable for capital shares redeemed	5,027	2,620
Payable for advisory, co-administration, and custodian fees	280	1,216
Payable for variation margin	28	-
Payable for distribution and shareholder servicing fees	52	76
Accrued expenses and other liabilities	9	29
Total liabilities	178,526	332,554
Net assets	$412,352	$1,523,351
COMPOSITION OF NET ASSETS:
Portfolio capital	$401,310	$1,213,892
Undistributed (distributions in excess of) net investment income	126	(7,064)
Accumulated net realized gain (loss) on investments and options written	(4,862)	97,416
Net unrealized appreciation of investments	15,838	219,107
Net unrealized depreciation of futures contracts	(23)	-
Net unrealized depreciation of swap agreements	(51)	-
Net unrealized appreciation of written options	14	-
Net assets	$412,352	$1,523,351
* Investments in unaffiliated securities, at cost	$483,374	$1,491,618
** Investments in affiliated money market fund, at cost	$12,528	$4,237
*** Investments in repurchase agreements, at cost	$63,802	$137,424
**** Includes cash related to securities loaned	$277	$596
+ Including securities loaned, at value	$147,967	$318,566
Class A:
Net assets	$118,340	$184,587
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	10,940	13,774
Net asset value and redemption price per share	$10.82	$13.40
Maximum offering price per share (1)	$11.45	$14.18
Class B:
Net assets	$24,839	$23,190
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	2,314	1,742
Net asset value, offering price, and redemption price per share (2)	$10.74	$13.31
Class C:
Net assets	$5,851	$18,267
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	543	1,370
Net asset value, offering price and redemption price per share (2)	$10.77	$13.33
Class R:
Net assets	$1	$30
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	-	2
Net asset value, offering price, and redemption price per share	$10.83	$13.39
Class Y:
Net assets	$263,321	$1,297,277
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	24,277	96,185
Net asset value, offering price, and redemption price per share	$10.85	$13.49

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Operations For the six months ended March 31, 2005 (unaudited), in thousands

	Balanced Fund	Equity Income Fund
INVESTMENT INCOME:
Interest from unaffliliated securities	$3,080	$336
Dividends from affliliated money market fund	108	26
Dividends from unaffiliated securities	2,047	25,448
Less: Foreign taxes withheld	(2)	(32)
Securities lending	54	120
Other income	28	24
Total investment income	5,315	25,922
EXPENSES:
Investment advisory fees	1,413	5,465
Co-administration fees and expenses (including transfer agency fees)	591	2,224
Custodian fees	22	84
Directors' fees	5	20
Registration fees	25	24
Professional fees	21	60
Printing	5	18
Other	6	21
Distribution and shareholder servicing fees – Class A	152	235
Distribution and shareholder servicing fees – Class B	134	120
Distribution and shareholder servicing fees – Class C	30	97
Distribution and shareholder servicing fees – Class R (1)	-	-
Total expenses	2,404	8,368
Less: Fee waivers	(349)	(350)
Total net expenses	2,055	8,018
Investment income – net	3,260	17,904
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, AND WRITTEN OPTIONS – NET:
Net realized gain on investments	39,912	81,487
Net realized gain on in-kind distribution	-	45,141
Net realized gain on futures contracts	104	-
Net realized gain on written options	74	-
Net change in unrealized appreciation or depreciation of investments	(10,535)	(39,329)
Net change in unrealized appreciation or depreciation of futures contracts	89	-
Net change in unrealized appreciation or depreciation of swap agreements	(51)	-
Net change in unrealized appreciation or depreciation of written options	14	-
Net gain on investments, futures contracts and written options	29,607	87,299
Net increase in net assets resulting from operations	$32,867	$105,203

  (1)  For the period 10/1/04 to 3/31/05 due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Statements of Changes in Net Assets in thousands

	Balanced Fund		Equity Income Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)
OPERATIONS:

Investment income – net	$3,260	$7,045	$17,904	$26,113
Net realized gain on investments	39,912	26,114	81,487	22,327
Net realized gain on in-kind distribution	-	-	45,141	-
Net realized gain on futures contracts	104	923	-	-
Net realized gain on written options	74	214	-	-
Net change in unrealized appreciation or depreciation of investments	(10,535)	8,139	(39,329)	134,451
Net change in unrealized appreciation or depreciation of futures contracts	89	202	-	-
Net change in unrealized appreciation or depreciation of swap agreements			(51)	-
Net change in unrealized appreciation or depreciation of written options	14	28	-	-
Net increase in net assets resulting from operations	32,867	42,665	105,203	182,891
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(838)	(1,535)	(2,072)	(2,721)
Class B	(85)	(228)	(177)	(224)
Class C	(19)	(47)	(142)	(183)
Class R	-	(237)	-	(196)
Class Y	(2,281)	(5,588)	(17,655)	(25,834)
Net realized gain on investments:
Class A	-	-	(160)	-
Class B	-	-	(21)	-
Class C	-	-	(17)	-
Class Y	-	-	(1,245)	-
Total distributions	(3,223)	(7,635)	(21,489)	(29,158)
CAPITAL SHARE TRANSACTIONS (1):
Class A:
Proceeds from sales	6,934	33,852	12,274	53,380
Reinvestment of distributions	815	1,487	2,080	2,528
Payments for redemptions	(16,879)	(20,593)	(23,218)	(31,031)
Increase (decrease) in net assets from Class A transactions	(9,130)	14,746	(8,864)	24,877
Class B:
Proceeds from sales	540	1,605	1,157	4,986
Reinvestment of distributions	81	219	186	209
Payments for redemptions	(5,762)	(8,962)	(3,207)	(5,788)
Decrease in net assets from Class B transactions	(5,141)	(7,138)	(1,864)	(593)
Class C:
Proceeds from sales	401	858	702	2,790
Reinvestment of distributions	19	47	158	183
Payments for redemptions	(867)	(2,596)	(2,853)	(5,027)
Decrease in net assets from Class C transactions	(447)	(1,691)	(1,993)	(2,054)
Class R:
Proceeds from sales	-	3,496	29	2,328
Reinvestment of distributions	-	237	-	191
Payments for redemptions	-	(29,325)	-	(21,497)
Increase (decrease) in net assets from Class R transactions	-	(25,592)	29	(18,978)
Class Y:
Proceeds from sales	20,044	61,896	124,365	300,945
Reinvestment of distributions	2,163	5,332	6,860	9,109
Payments for redemptions	(61,070)	(171,415)	(310,878)	(316,521)
Decrease in net assets from Class Y transactions	(38,863)	(104,187)	(179,653)	(6,467)
Decrease in net assets from capital share transactions	(53,581)	(123,862)	(192,345)	(3,215)
Total increase (decrease) in net assets	(23,937)	(88,832)	(108,631)	150,518
Net assets at beginning of period	436,289	525,121	1,631,982	1,481,464
Net assets at end of period	$412,352	$436,289	$1,523,351	$1,631,982
Undistributed (distributions in excess of) net investment income (loss) at end of period	$126	$89	$(7,064)	$(4,922)

  (1)  See Note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (10)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Balanced Fund (1)
Class A
2005	(2) (3)	$10.12	$0.07	$0.70	$(0.07)	$-	$10.82	7.66%	$118,340	1.05%	1.40%	1.21%	1.24%	84%
2004	(3)	9.47	0.13	0.66	(0.14)	-	10.12	8.39	119,292	1.05	1.27	1.19	1.13	110
2003		8.38	0.17	1.08	(0.16)	-	9.47	14.98	98,016	1.05	1.75	1.23	1.57	156
2002	(3)	9.50	0.20	(1.12)	(0.20)	-	8.38	(9.90)	98,557	1.05	2.07	1.23	1.89	79
2001	(3) (4)	13.83	0.18	(2.24)	(0.20)	(2.07)	9.50	(17.03)	127,590	1.22	1.96	1.28	1.90	54
2000	(5)	12.39	0.23	2.12	(0.22)	(0.69)	13.83	19.46	54,380	1.22	1.66	1.28	1.60	79
1999	(5)	12.30	0.20	0.49	(0.20)	(0.40)	12.39	5.56	53,807	1.18	1.59	1.25	1.52	69
Class B
2005	(2) (3)	$10.04	$0.03	$0.70	$(0.03)	$-	$10.74	7.31%	$24,839	1.80%	0.65%	1.96%	0.49%	84%
2004	(3)	9.41	0.05	0.65	(0.07)	-	10.04	7.46	28,101	1.80	0.54	1.94	0.40	110
2003		8.32	0.10	1.08	(0.09)	-	9.41	14.25	33,015	1.80	1.00	1.98	0.82	156
2002	(3)	9.44	0.13	(1.12)	(0.13)	-	8.32	(10.64)	35,641	1.80	1.32	1.98	1.14	79
2001	(3) (4)	13.75	0.17	(2.29)	(0.13)	(2.06)	9.44	(17.64)	47,150	1.93	1.22	1.99	1.16	54
2000	(5)	12.33	0.13	2.11	(0.14)	(0.68)	13.75	18.77	2,243	1.97	0.91	2.03	0.85	79
1999	(5) (6)	12.37	0.07	(0.04)	(0.07)	-	12.33	0.25	630	1.97	0.87	2.03	0.81	69
Class C
2005	(2) (3)	$10.08	$0.03	$0.69	$(0.03)	$-	$10.77	7.19%	$5,851	1.80%	0.65%	1.96%	0.49%	84%
2004	(3)	9.44	0.05	0.66	(0.07)	-	10.08	7.53	5,890	1.80	0.55	1.94	0.41	110
2003		8.35	0.09	1.10	(0.10)	-	9.44	14.24	7,089	1.80	0.99	1.98	0.81	156
2002	(3)	9.49	0.13	(1.14)	(0.13)	-	8.35	(10.77)	2,233	1.80	1.32	1.98	1.14	79
2001	(3) (7)	9.29	-	0.20	-	-	9.49	2.15	2,351	0.94	2.20	0.94	2.20	54
Class R
2005	(2) (3)	$10.14	$0.06	$0.69	$(0.06)	$-	$10.83	7.42%	$1	1.30%	1.05%	1.61%	0.74%	84%
2004	(3) (8)	9.49	0.14	0.64	(0.13)	-	10.14	8.22	1	1.05	1.39	1.19	1.25	110
2003		8.39	0.15	1.10	(0.15)	-	9.49	15.08	23,844	1.05	1.76	1.23	1.58	156
2002	(3)	9.50	0.20	(1.12)	(0.19)	-	8.39	(9.90)	36,194	1.05	2.07	1.23	1.89	79
2001	(3) (9)	11.27	0.18	(1.74)	(0.21)	-	9.50	(14.03)	39,527	1.22	1.94	1.28	1.88	54
Class Y
2005	(2) (3)	$10.15	$0.09	$0.70	$(0.09)	$-	$10.85	7.78%	$263,321	0.80%	1.65%	0.96%	1.49%	84%
2004	(3)	9.50	0.16	0.66	(0.17)	-	10.15	8.62	283,005	0.80	1.55	0.94	1.41	110
2003		8.40	0.19	1.09	(0.18)	-	9.50	15.35	363,157	0.80	2.00	0.98	1.82	156
2002	(3)	9.53	0.23	(1.13)	(0.23)	-	8.40	(9.74)	290,288	0.80	2.32	0.98	2.14	79
2001	(3) (4)	13.87	0.16	(2.20)	(0.23)	(2.07)	9.53	(16.84)	375,983	0.97	2.21	1.04	2.14	54
2000	(5)	12.43	0.26	2.13	(0.26)	(0.69)	13.87	19.94	163,158	0.97	1.91	1.03	1.85	79
1999	(5)	12.32	0.24	0.49	(0.23)	(0.39)	12.43	5.87	180,737	0.93	1.84	1.00	1.77	69

  (1)  The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar
Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth
Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund,
(iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  For the fiscal period ended October 31.

  (6)  Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (9)  Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Income Fund
Class A
2005	(1) (2)	$12.77	$0.13	$0.66	$(0.15)	$(0.01)	$13.40	6.18%	$184,587	1.15%	1.91%	1.19%	1.87%	17%
2004	(2)	11.56	0.18	1.23	(0.20)	-	12.77	12.26	184,381	1.15	1.39	1.19	1.35	12
2003	(2)	9.58	0.18	1.99	(0.19)	-	11.56	22.81	144,282	1.15	1.70	1.20	1.65	43
2002	(2)	12.13	0.16	(2.48)	(0.19)	(0.04)	9.58	(19.51)	128,142	1.15	1.43	1.20	1.38	38
2001	(2)	16.29	0.29	(0.74)	(0.32)	(3.39)	12.13	(3.89)	24,557	1.00	1.97	1.15	1.82	33
2000		15.94	0.28	1.45	(0.28)	(1.10)	16.29	11.11	20,607	1.00	1.69	1.14	1.55	36
Class B
2005	(1) (2)	$12.68	$0.08	$0.66	$(0.10)	$(0.01)	$13.31	5.82%	$23,190	1.90%	1.18%	1.94%	1.14%	17%
2004	(2)	11.49	0.08	1.22	(0.11)	-	12.68	11.37	23,869	1.90	0.65	1.94	0.61	12
2003	(2)	9.52	0.10	1.98	(0.11)	-	11.49	21.97	22,156	1.90	0.95	1.95	0.90	43
2002	(2)	12.07	0.09	(2.49)	(0.11)	(0.04)	9.52	(20.10)	18,699	1.90	0.80	1.95	0.75	38
2001	(2)	16.24	0.18	(0.75)	(0.21)	(3.39)	12.07	(4.64)	11,516	1.75	1.20	1.90	1.05	33
2000		15.90	0.18	1.44	(0.18)	(1.10)	16.24	10.35	10,366	1.75	0.95	1.89	0.81	36
Class C
2005	(1) (2)	$12.70	$0.08	$0.66	$(0.10)	$(0.01)	$13.33	5.81%	$18,267	1.90%	1.18%	1.94%	1.14%	17%
2004	(2)	11.51	0.08	1.22	(0.11)	-	12.70	11.34	19,300	1.90	0.66	1.94	0.62	12
2003	(2)	9.54	0.10	1.98	(0.11)	-	11.51	21.95	19,386	1.90	0.95	1.95	0.90	43
2002	(2)	12.09	0.10	(2.50)	(0.11)	(0.04)	9.54	(20.08)	11,171	1.90	0.86	1.95	0.81	38
2001	(2)	16.28	0.18	(0.76)	(0.22)	(3.39)	12.09	(4.74)	8,028	1.75	1.20	1.90	1.05	33
2000		15.93	0.19	1.44	(0.18)	(1.10)	16.28	10.41	2,511	1.75	0.88	1.89	0.74	36
Class R (2)
2005	(1)	$12.78	$0.04	$0.72	$(0.14)	$(0.01)	$13.39	5.96%	$30	1.40%	0.57%	1.59%	0.38%	17%
2004	(3)	11.56	0.19	1.22	(0.19)	-	12.78	12.18	1	1.15	1.52	1.19	1.48	12
2003		9.57	0.19	1.99	(0.19)	-	11.56	22.91	17,170	1.15	1.80	1.20	1.75	43
2002		12.12	0.15	(2.47)	(0.19)	(0.04)	9.57	(19.47)	36,522	1.15	1.34	1.20	1.29	38
2001	(4)	11.57	0.01	0.54	-	-	12.12	4.75	328	1.23	4.08	1.42	3.89	33
Class Y
2005	(1) (2)	$12.85	$0.15	$0.66	$(0.16)	$(0.01)	$13.49	6.35%	$1,297,277	0.90%	2.19%	0.94%	2.15%	17%
2004	(2)	11.63	0.21	1.24	(0.23)	-	12.85	12.54	1,404,431	0.90	1.65	0.94	1.61	12
2003	(2)	9.63	0.21	2.00	(0.21)	-	11.63	23.20	1,278,470	0.90	1.95	0.95	1.90	43
2002	(2)	12.20	0.21	(2.52)	(0.22)	(0.04)	9.63	(19.30)	678,352	0.90	1.80	0.95	1.75	38
2001	(2)	16.37	0.33	(0.76)	(0.35)	(3.39)	12.20	(3.71)	267,361	0.75	2.21	0.90	2.06	33
2000		16.00	0.32	1.47	(0.32)	(1.10)	16.37	11.46	275,436	0.75	1.99	0.89	1.85	36

  (1)  For the six months ended March 31, 2005 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2005

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

1  >  Organization

The Real Estate Securities Fund, Technology Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of March 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the fund's board of directors to create additional funds in the future. The International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund are each diversified open-end management investment companies. The Real Estate Securities Fund and Technology Fund are non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class R shares are not offered by Technology Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2  >  Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

SECURITY VALUATION – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities

FIRST AMERICAN FUNDS Semiannual Report 2005

(including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The International Fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2005, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, and Balanced Fund held fair valued securities with a market value of $379,731, $0, $122,540, and $39,330, respectively, or 0.1%, 0.0%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Equity Income Fund and Large Cap Value Fund declare and pay income dividends monthly. Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund and Real Estate Securities Fund declare and pay income dividends quarterly. Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunites Fund, Small Cap Growth Opportunites Fund, Small Cap Select Fund, Small Cap Value Fund,

Technology Fund and International Fund declare and pay income dividends annually. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

The Real Estate Securities Fund receives substantial distributions from holdings in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, proceeds from securities litigation, foreign currency gains and losses, investments in limited partnerships and REITs, tax equalization and the "mark-to-market" of certain Passive Foreign Investment Companies ("PFICs") for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from the ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

recorded by the fund. The distributions paid during the six months ended March 31, 2005 (estimated), and the fiscal year ended September 30, 2004, were characterized as follows (000):

	2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$8,879	$40,662	$-	$49,541
International Fund	10,214	-	-	10,214
Small Cap Growth Opportunities Fund	-	39,368	-	39,368
Small Cap Select Fund	-	158,001	-	158,001
Small Cap Value Fund	1,836	64,306	-	66,142
Mid Cap Growth Opportunities Fund	-	195,099	-	195,099
Mid Cap Value Fund	1,708	-	-	1,708
Large Cap Growth Opportunities Fund	3,045	-	-	3,045
Large Cap Select Fund	1,100	4,626	-	5,726
Large Cap Value Fund	6,582	-	-	6,582
Balanced Fund	3,223	-	-	3,223
Equity Income Fund	20,046	1,443	-	21,489
	2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$17,709	$6,775	$-	$24,484
International Fund	8,820	-	-	8,820
Small Cap Growth Opportunities Fund	-	3,085	-	3,085
Small Cap Select Fund	62,602	15,960	-	78,562
Small Cap Value Fund	6,941	13,524	-	20,465
Mid Cap Growth Opportunities Fund	19,503	21,278	-	40,781
Mid Cap Value Fund	2,102	-	57	2,159
Large Cap Growth Opportunities Fund	1,184	-	261	1,445
Large Cap Select Fund	2,504	333	-	2,837
Large Cap Value Fund	12,705	-	-	12,705
Balanced Fund	7,635	-	-	7,635
Equity Income Fund	29,158	-	-	29,158

As of September 30, 2004, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
Real Estate Securities Fund	$8,274	$20,757	$-	$66,645	$95,676
Technology Fund	-	-	(468,869)	549	(468,320)
International Fund	9,866	-	(230,464)	132,348	(88,250)
Small Cap Growth Opportunities Fund	12,907	26,016	-	7,635	46,558
Small Cap Select Fund	59,890	88,149	(58,325)	130,720	220,434
Small Cap Value Fund	7,203	53,358	-	108,617	169,178
Mid Cap Growth Opportunities Fund	62,200	119,980	(60,505)	150,301	271,976
Mid Cap Value Fund	-	-	(57,479)	79,970	22,491
Large Cap Growth Opportunities Fund	-	-	(183,848)	93,648	(90,200)
Large Cap Select Fund	2,184	1,165	-	12,020	15,369
Large Cap Value Fund	43	-	(58,864)	121,209	62,388
Balanced Fund	88	-	(44,689)	26,114	(18,487)
Equity Income Fund	2,135	-	(25,813)	249,425	225,747

FIRST AMERICAN FUNDS Semiannual Report 2005

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs, and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market for certain PFICs for tax purposes.

As of September 30, 2004, the funds' most recently completed fiscal year-end, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2008	2009	2010	2011	2012	Total
Technology Fund	$12,002	$11,235	$339,005	$102,106	$4,320	$468,668
International Fund	3,470	15,879	106,716	103,959	-	230,024
Small Cap Select Fund	-	-	58,325	-	-	58,325
Mid Cap Growth Opportunities Fund	-	-	60,505	-	-	60,505
Mid Cap Value Fund	53,676	-	-	3,803	-	57,479
Large Cap Growth Opportunities Fund	-	7,189	144,016	32,643	-	183,848
Large Cap Value Fund	-	-	-	58,864	-	58,864
Balanced Fund	-	-	18,256	26,433	-	44,689
Equity Income Fund	2,250	1,731	-	21,832	-	25,813

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Technology Fund to (000) $8,327, $24,385, $10,084, $9,721 and $1,524, respectively.

Certain funds incurred a loss for tax purposes for the period from November 1, 2003, to September 30, 2004. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2005. The following funds had deferred losses (000):

Fund	Amount
Technology Fund	$200
International Fund	440

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. Balanced Fund may also enter into interest rate index futures contracts. Upon entering into a futures or currency contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures or currency contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying index, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance their yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FOREIGN CURRENCY TRANSLATION – The books and records of the International Fund relating to the fund's non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

• market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

• purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. At March 31, 2005, foreign currency holdings consisted of multiple denominations, primarily European Monetary Units.

FORWARD FOREIGN CURRENCY CONTRACTS – The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at March 31, 2005.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At March 31, 2005, the following fund had outstanding when-issued commitments (000):

Fund	Cost	Segregated Assets
Balanced Fund	$5,148	$13,056

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type,

FIRST AMERICAN FUNDS Semiannual Report 2005

coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "roll over" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At March 31, 2005, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, and Balanced Fund had investments in illiquid securities with a total market value of $379,731, $0, $122,540, and $8,192,905, respectively, or 0.1%, 0.0%, 0.0%, and 2.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Real Estate Securities Fund

Security	Shares	Dates Acquired	Cost Basis (000)
Beacon Capital	33,750	3/98	$660
Newcastle Investment Holdings	35,000	6/98	153
Wyndham International	2,315	3/00-4/00	-
Wyndham Voting Trust	1,325	3/98	-

International Fund

Security	Shares	Dates Acquired	Cost Basis (000)
Far East Pharmaceutical Technology	2,836,000	4/04	$423
Peregrine Investment Holdings	142,000	12/94-8/97	288

Small Cap Growth Opportunities Fund

Security	Shares	Dates Acquired	Cost Basis (000)
Tridium, Cl B	278,500	4/99-8/99	$1,524
VideoPropulsion	809,856	12/99	-

Balanced Fund

Security	Shares/ Par (000)	Dates Acquired	Cost Basis (000)
Bank of America	$1,040	3/05	$1,045
Duty Free International	656	1/99-11/02	655
GRP AG Real Estate Asset Trust	253	12/04	253
Merrill Lynch Mortgage Investors	1,223	2/05	1,258
Merrill Lynch Mortgage Investors	744	5/04	768
Sequoia Mortgage Trust	898	5/04	922
Structured Adjustable Rate Mortgage Loan Trust	460	7/04	475
Wells Fargo Mortgage Backed Security	613	12/04	594
William Street Funding	2,895	9/04-3/05	2,903
William Street Funding	465	2/05	465

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). During the six months ended March 31, 2005, USBAM received fees equal to 35% of the fund's income from securities lending transactions. With respect to International Fund, a portion of this amount was paid to State Street Bank and Trust for acting as sub-lending agent. Fees paid to USBAM by the funds for the six months ended March 31, 2005, were as follows (000):

Fund	Amount
Real Estate Securities Fund	$41
Technology Fund	25
International Fund	139
Small Cap Growth Opportunities Fund	56
Small Cap Select Fund	159
Small Cap Value Fund	26
Mid Cap Growth Opportunities Fund	153
Mid Cap Value Fund	39
Large Cap Growth Opportunities Fund	114
Large Cap Select Fund	13
Large Cap Value Fund	71
Balanced Fund	39
Equity Income Fund	87

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

REPURCHASE AGREEMENTS – A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Fund's custodian in book entry or physical form in the custodial account of the Fund. Repurchase agreements are valued at cost plus accrued interest receivable.

Pursuant to an exemptive order issued by the SEC, the Funds may transfer uninvested cash balances from proceeds from securities lending into joint repurchase agreements for the First American Funds complex managed by USBAM. Certain Funds have an interest in joint repurchase agreements dated March 31, 2005 as follows (000s):

Broker	Rate	Collateral Principal	Value	Security Type	Coupon Rate		Maturity
Bear Stearns	3.045%	$100,000	$102,633	Commercial Loans	3.750	% - 5.490%	2005	- 2015
Bear Stearns	2.960%	30,000	30,734	Mortgage Loans	0.000%		2034
Citibank	2.925%	200,000	215,191	Collateralized Mortgage Obligations	0.000%		2029	- 2042
				Corporate Bonds	0.000% - 9.400%		2005 - 2033
CS First Boston	2.900%	250,000	255,002	Federal Home Loan Mortgage Corporation Bonds	0.000%		2017	- 2035
				Federal National Mortgage Association Bonds	0.000%		2018 - 2035
				Government National Mortgage Association Bonds	3.250% - 10.472%		2026 - 2034
CS First Boston	2.935%	20,000	21,004	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	20,000	21,003	Collateralized Mortgage Obligations	0.000	% - 0.430%	2024	- 2035
CS First Boston	2.935%	20,000	21,001	Collateralized Mortgage Obligations	0.000	% - 0.490%	2034	- 2041
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
CS First Boston	2.935%	10,000	10,502	Collateralized Mortgage Obligation	0.240%		2035
Goldman Sachs	3.025%	250,000	255,102	Mortgage Loans	0.000%		2005	- 2010
Goldman Sachs	3.025%	225,000	229,592	Mortgage Loans	0.000%		2007	- 2010
Goldman Sachs	2.885%	50,000	51,021	Mortgage Loans	0.000%		2008
Lehman Brothers	2.935%	200,000	219,946	Collateralized Mortgage Obligations	0.000	% - 5.500%	2007	- 2044
Lehman Brothers	3.055%	150,000	153,000	Mortgage Loans	5.420	% - 5.558%	2008	- 2015
Lehman Brothers	3.000%	17,000	18,701	Corporate Bonds	0.000	% - 10.875%	2008	- 2015
Merrill Lynch	2.925%	150,000	157,503	Corporate Bonds	0.000	% - 9.700%	2005	- 2030
Merrill Lynch	2.955%	125,000	131,254	Corporate Bonds	0.000	% - 9.875%	2005	- 2049
Merrill Lynch	2.925%	100,000	105,005	Corporate Bonds	4.950	% - 7.125%	2006	- 2023
Merrill Lynch	2.955%	75,000	78,754	Corporate Bonds	0.000	% - 8.375%	2006	- 2035
Merrill Lynch	2.955%	20,000	21,003	Corporate Bonds	0.000	% - 9.250%	2006	- 2050
Morgan Stanley	2.915%	290,000	296,089	Federal Home Loan Mortgage Corporation Bonds	0.000	% - 5.000%	2034	- 2035

SWAP AGREEMENTS – Balanced fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal).

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that

FIRST AMERICAN FUNDS Semiannual Report 2005

the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

OTHER INCOME – Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the six months ended March 31, 2005, Real Estate Securities Fund, Technology Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund recorded $942, $32,079, $20,596, $6,364, $60,086, $152,053, $28,167, and $23,599 respectively, in other income for settlement proceeds related to securities no longer included in the portfolio.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six months ended March 31, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds.

Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3  >  Fees and Expenses

ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Real Estate Securities Fund	0.70%
Technology Fund	0.70%
International Fund	1.10%
Small Cap Growth Opportunities Fund	1.40%
Small Cap Select Fund	0.70%
Small Cap Value Fund	0.70%
Mid Cap Growth Opportunities Fund	0.70%
Mid Cap Value Fund	0.70%
Large Cap Growth Opportunities Fund	0.65%
Large Cap Select Fund	0.65%
Large Cap Value Fund	0.65%
Balanced Fund	0.65%
Equity Income Fund	0.65%

Under the Agreement, the fee paid to USBAM by International Fund is equal to a rate of 1.10% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets in excess of $2.5 billion. The fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion. USBAM has contractually agreed to waive fees and reimburse other fund expenses until January 31, 2006 so that total fund operating expenses, as a percentage of

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Real Estate Securities Fund	1.23%	1.98%	1.98%	1.48%	0.98%
Technology Fund	1.23	1.98	1.98	NA	0.98
International Fund	1.60	2.35	2.35	1.85	1.35
Small Cap Growth Opportunities Fund	1.93	2.68	2.68	2.18	1.68
Small Cap Select Fund	1.21	1.96	1.96	1.46	0.96
Small Cap Value Fund	1.23	1.98	1.98	1.48	0.98
Mid Cap Growth Opportunities Fund	1.20	1.95	1.95	1.45	0.95
Mid Cap Value Fund	1.20	1.95	1.95	1.45	0.95
Large Cap Growth Opportunities Fund	1.15	1.90	1.90	1.40	0.90
Large Cap Select Fund	1.15	1.90	1.90	1.40	0.90
Large Cap Value Fund	1.15	1.90	1.90	1.40	0.90
Balanced Fund	1.05	1.80	1.80	1.30	0.80
Equity Income Fund	1.15	1.90	1.90	1.40	0.90

NA = not applicable

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

SUB-ADVISORY FEES – J.P. Morgan Investment Management Inc. ("J.P. Morgan") serves as investment sub-advisor to the International Fund, pursuant to a Sub-Advisory Agreement with USBAM. For its services under the Sub-Advisory Agreement with USBAM, J.P. Morgan is paid a monthly fee by USBAM calculated on an annual basis equal to 0.34% of the first $100 million of the fund's average daily net assets, 0.30% of the next $250 million of the fund's average daily net assets, 0.24% of the next $1,250 million of the fund's average daily net assets and 0.22% of the fund's average daily net assets in excess of $1,600 million.

CO-ADMINISTRATION FEES – USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively, the "Administrators") serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp.

Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of aggregate average daily net assets of the funds that comprise FAIF. For the six months ended March 31, 2005, administration fees paid to USBAM and USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Real Estate Securities Fund	$760
Technology Fund	121
International Fund	1,764
Small Cap Growth Opportunities Fund	428
Small Cap Select Fund	1,176
Small Cap Value Fund	573
Mid Cap Growth Opportunities Fund	1,860
Mid Cap Value Fund	705
Large Cap Growth Opportunities Fund	1,752
Large Cap Select Fund	423
Large Cap Value Fund	1,537
Balanced Fund	572
Equity Income Fund	2,214

CUSTODIAN FEES – U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each fund is equal to an annual rate of 0.01% of average daily net assets. These fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares,

FIRST AMERICAN FUNDS Semiannual Report 2005

Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Class R shares. Each fund, except Technology Fund, pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of the average daily net assets of the fund's Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar and USBAM or paid to affiliates of USBAM for the six months ended March 31, 2005 (000):

Fund	Amount
Real Estate Securities Fund	$118
Technology Fund	33
International Fund	42
Small Cap Growth Opportunities Fund	90
Small Cap Select Fund	132
Small Cap Value Fund	51
Mid Cap Growth Opportunities Fund	208
Mid Cap Value Fund	37
Large Cap Growth Opportunities Fund	137
Large Cap Select Fund	2
Large Cap Value Fund	115
Balanced Fund	177
Equity Income Fund	262

OTHER FEES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each fund is responsible for paying most other operating expenses including: fees and expenses of independent directors, registration fees, printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth	1.00%
Seventh	-
Eighth	-

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six months ended March 31, 2005, total front-end sales charges and CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	Amount
Real Estate Securities Fund	$106
Technology Fund	15
International Fund	39
Small Cap Growth Opportunities Fund	63
Small Cap Select Fund	113
Small Cap Value Fund	42
Mid Cap Growth Opportunities Fund	167
Mid Cap Value Fund	63
Large Cap Growth Opportunities Fund	79
Large Cap Select Fund	10
Large Cap Value Fund	53
Balanced Fund	61
Equity Income Fund	226

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

4  >  Capital Share Transactions

FAIF has 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Real Estate Securities Fund		Technology Fund		International Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	1,233	2,885	371	2,255	386	1,986
Shares issued in lieu of cash distributions	428	192	-	-	23	20
Shares redeemed	(531)	(640)	(796)	(2,520)	(680)	(1,969)
Total Class A transactions	1,130	2,437	(425)	(265)	(271)	37
Class B:
Shares issued	24	64	33	123	30	64
Shares issued in lieu of cash distributions	18	14	-	-	-	1
Shares redeemed	(49)	(63)	(353)	(616)	(118)	(234)
Total Class B transactions	(7)	15	(320)	(493)	(88)	(169)
Class C:
Shares issued	45	104	37	119	37	87
Shares issued in lieu of cash distributions	18	14	-	-	-	1
Shares redeemed	(60)	(91)	(208)	(308)	(148)	(422)
Total Class C transactions	3	27	(171)	(189)	(111)	(334)
Class R:
Shares issued	-	75	-	138	22	135
Shares issued in lieu of cash distributions	-	8	-	-	-	4
Shares redeemed	-	(241)	-	(697)	-	(1,090)
Total Class R transactions	-	(158)	-	(559)	22	(951)
Class Y:
Shares issued	3,841	13,274	1,015	3,912	16,703	31,294
Shares issued in lieu of cash distributions	947	499	-	-	542	526
Shares redeemed	(2,451)	(3,750)	(1,789)	(6,414)	(10,534)	(29,700)
Total Class Y transactions	2,337	10,023	(774)	(2,502)	6,711	2,120
Net increase (decrease) in capital shares	3,463	12,344	(1,690)	(4,008)	6,263	703

	Small Cap Growth Opportunities Fund		Small Cap Select Fund		Small Cap Value Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	486	3,228	832	2,909	287	1,192
Shares issued in lieu of cash distributions	553	25	1,273	352	432	100
Shares redeemed	(1,632)	(2,342)	(1,114)	(2,193)	(337)	(997)
Total Class A transactions	(593)	911	991	1,068	382	295
Class B:
Shares issued	14	251	72	146	36	77
Shares issued in lieu of cash distributions	57	2	206	65	104	34
Shares redeemed	(66)	(121)	(100)	(174)	(107)	(413)
Total Class B transactions	5	132	178	37	33	(302)
Class C:
Shares issued	15	191	141	251	30	77
Shares issued in lieu of cash distributions	27	-	193	56	49	13
Shares redeemed	(83)	(43)	(163)	(197)	(51)	(120)
Total Class C transactions	(41)	148	171	110	28	(30)
Class R:
Shares issued	1	39	1	208	-	72
Shares issued in lieu of cash distributions	-	1	1	55	-	3
Shares redeemed	-	(208)	-	(1,065)	-	(170)
Total Class R transactions	1	(168)	2	(802)	-	(95)
Class Y:
Shares issued	805	4,004	4,305	8,030	1,974	3,675
Shares issued in lieu of cash distributions	839	79	6,437	3,768	3,016	1,045
Shares redeemed	(2,683)	(10,975)	(10,128)	(33,562)	(4,085)	(12,846)
Total Class Y transactions	(1,039)	(6,892)	614	(21,764)	905	(8,126)
Net increase (decrease) in capital shares	(1,667)	(5,869)	1,956	(21,351)	1,348	(8,258)

FIRST AMERICAN FUNDS Semiannual Report 2005

	Mid Cap Growth Opportunities Fund		Mid Cap Value Fund		Large Cap Growth Opportunities Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	520	778	221	682	305	1,608
Shares issued in lieu of cash distributions	683	135	2	4	8	2
Shares redeemed	(496)	(959)	(352)	(282)	(723)	(1,201)
Total Class A transactions	707	(46)	(129)	404	(410)	409
Class B:
Shares issued	47	65	32	57	26	89
Shares issued in lieu of cash distributions	49	9	-	-	1	-
Shares redeemed	(27)	(51)	(80)	(188)	(185)	(735)
Total Class B transactions	69	23	(48)	(131)	(158)	(646)
Class C:
Shares issued	49	48	32	64	17	57
Shares issued in lieu of cash distributions	54	11	-	-	1	-
Shares redeemed	(47)	(110)	(17)	(76)	(75)	(216)
Total Class C transactions	56	(51)	15	(12)	(57)	(159)
Class R:
Shares issued	14	27	2	41	-	72
Shares issued in lieu of cash distributions	-	8	-	-	-	-
Shares redeemed	(1)	(341)	-	(100)	-	(767)
Total Class R transactions	13	(306)	2	(59)	-	(695)
Class Y:
Shares issued	2,313	3,700	3,533	5,379	3,085	12,178
Shares issued in lieu of cash distributions	3,346	810	48	77	59	29
Shares redeemed	(5,519)	(8,163)	(2,090)	(4,252)	(20,052)	(11,718)
Total Class Y transactions	140	(3,653)	1,491	1,204	(16,908)	489
Net increase (decrease) in capital shares	985	(4,033)	1,331	1,406	(17,533)	(602)

	Large Cap Select Fund		Large Cap Value Fund		Balanced Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)		(unaudited)		(unaudited)
Class A:
Shares issued	76	78	436	2,249	649	3,334
Shares issued in lieu of cash distributions	2	-	29	53	77	148
Shares redeemed	(12)	(40)	(798)	(1,580)	(1,576)	(2,038)
Total Class A transactions	66	38	(333)	722	(850)	1,444
Class B:
Shares issued	7	17	21	55	51	159
Shares issued in lieu of cash distributions	-	-	2	6	8	22
Shares redeemed	(3)	(5)	(326)	(876)	(544)	(892)
Total Class B transactions	4	12	(303)	(815)	(485)	(711)
Class C:
Shares issued	-	4	15	49	38	85
Shares issued in lieu of cash distributions	-	-	1	2	2	4
Shares redeemed	-	(1)	(52)	(139)	(81)	(256)
Total Class C transactions	-	3	(36)	(88)	(41)	(167)
Class R:
Shares issued	-	-	-	160	-	345
Shares issued in lieu of cash distributions	-	-	-	7	-	23
Shares redeemed	-	-	-	(1,761)	-	(2,881)
Total Class R transactions	-	-	-	(1,594)	-	(2,513)
Class Y:
Shares issued	7,610	13,492	2,717	12,949	1,862	6,123
Shares issued in lieu of cash distributions	344	191	212	471	203	529
Shares redeemed	(16,524)	(1,430)	(22,404)	(12,532)	(5,684)	(16,991)
Total Class Y transactions	(8,570)	12,253	(19,475)	888	(3,619)	(10,339)
Net increase (decrease) in capital shares	(8,500)	12,306	(20,147)	(887)	(4,995)	(12,286)

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

	Equity Income Fund
	10/01/04 to 3/31/05	10/01/03 to 9/30/04
	(unaudited)
Class A:
Shares issued	916	4,209
Shares issued in lieu of cash distributions	155	200
Shares redeemed	(1,738)	(2,448)
Total Class A transactions	(667)	1,961
Class B:
Shares issued	88	396
Shares issued in lieu of cash distributions	14	17
Shares redeemed	(242)	(459)
Total Class B transactions	(140)	(46)
Class C:
Shares issued	53	221
Shares issued in lieu of cash distributions	12	14
Shares redeemed	(214)	(401)
Total Class C transactions	(149)	(166)
Class R:
Shares issued	2	185
Shares issued in lieu of cash distributions	-	15
Shares redeemed	-	(1,685)
Total Class R transactions	2	(1,485)
Class Y:
Shares issued	9,367	23,673
Shares issued in lieu of cash distributions	509	718
Shares redeemed	(22,996)	(25,006)
Total Class Y transactions	(13,120)	(615)
Net decrease in capital shares	(14,074)	(351)

5  >  Investment Security Transactions

During the six months ended March 31, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Real Estate Securities Fund	$-	$-	$277,461	$272,209
Technology Fund	-	-	80,780	93,601
International Fund	-	-	986,684	936,336
Small Cap Growth Opportunities Fund	-	-	286,470	357,664
Small Cap Select Fund	-	-	478,152	619,605
Small Cap Value Fund	-	-	89,623	130,697
Mid Cap Growth Opportunities Fund	-	-	751,730	892,588
Mid Cap Value Fund	-	-	281,486	245,243
Large Cap Growth Opportunities Fund	-	-	621,279	1,093,011
Large Cap Select Fund	-	-	282,777	391,939
Large Cap Value Fund	-	-	352,840	729,212
Balanced Fund	117,721	100,563	237,359	293,456
Equity Income Fund	-	-	275,520	470,282

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at March 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Real Estate Securities Fund	$82,316	$(6,051)	$76,265	$733,688
Technology Fund	7,189	(6,252)	937	101,230
International Fund	156,905	(21,571)	135,334	1,648,036
Small Cap Growth Opportunities Fund	28,962	(19,547)	9,415	387,082
Small Cap Select Fund	113,257	(41,615)	71,642	1,112,698
Small Cap Value Fund	124,499	(11,433)	113,066	426,096
Mid Cap Growth Opportunities Fund	260,967	(39,470)	221,497	1,835,893
Mid Cap Value Fund	113,343	(8,531)	104,812	712,232
Large Cap Growth Opportunities Fund	96,498	(43,171)	53,327	1,183,352
Large Cap Select Fund	10,203	(6,729)	3,474	265,990
Large Cap Value Fund	134,989	(23,695)	111,294	1,039,001
Balanced Fund	27,128	(11,549)	15,579	559,963
Equity Income Fund	274,437	(64,340)	210,097	1,642,289

The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales, investments in limited partnerships and REITs, the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market of certain Passive Foreign Investments Companies (PFICs) for tax purposes.

FIRST AMERICAN FUNDS Semiannual Report 2005

6  >  Options Written

The following options written were outstanding for the six months ended March 31, 2005 (000):

Issuer	Expiration Date	Exercise Price	Number of Contracts	Market Value
Call Options Written
Balanced Fund:
U.S. Treasury 10 Year Note Future	Jun-05	$113	37	$1
Total call options outstanding (premiums received, $23)				$1
Put Options Written
Balanced Fund:
U.S. Treasury 10 Year Note Future	Jun-05	$108	8	$4
U.S. Treasury 10 Year Note Future	Jun-05	109	30	22
Total put options outstanding (premiums received, $18)				$26

Transactions in options written for the six months ended March 31, 2005, were as follows:

	Number of Contracts	Premium Amount (000)
Put Options Written
Balanced Fund:
Balance at September 30, 2004	-	$-
Opened	121	54
Expired	(83)	(36)
Exercised	-	-
Closed	-	-
Balance at March 31, 2005	38	$18
Call Options Written
Balanced Fund:
Balance at September 30, 2004	-	$-
Opened	120	62
Expired	(33)	(15)
Exercised	-	-
Closed	(50)	(24)
Balance at March 31, 2005	37	$23

7  >  Concentration of Risks

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to in the future. Technology Fund primarily invests in equity securities of companies in the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in this industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing. As of March 31, 2005 Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, and Small Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. During the same period, Small Cap Value Fund and Large Cap Value Fund also had a significant portion of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition and consumer confidence and spending.

8  >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

9  >  Additional Information Related to Small Cap Growth Opportunities Fund

As a result of an internal review, USBAM uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. USBAM engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no USBAM employee violated the applicable securities laws. USBAM has reported this to the Fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC is investigating the matter, and USBAM is cooperating fully with the investigation.

10>  Replacement of Investment Sub-Advisor

On September 16, 2004, the funds' board of directors approved the appointment of J.P. Morgan ("JPMorgan") to replace Clay Finlay, Inc. as the investment sub-advisor to International Fund. At a special meeting of International Fund's shareholders held on December 8, 2004, shareholders approved the appointment of JPMorgan.

FIRST AMERICAN FUNDS Semiannual Report 2005

Notes to Financial Statements March 31, 2005 (unaudited)

11>  Other

In March 2005, US Bancorp Pension Plan redeemed $29,922,028, $395,010,013, $200,889,108 and $132,582,404 from the First American Large Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund and Equity Income Fund, respectively, as redemption-in-kind transactions. In these transactions, each fund distributed a proportionate amount of securities in the fund's portfolio to the US Bancorp Pension Plan. Remaining shareholders in the funds did not recognize any additional capital gains from the transactions.

FIRST AMERICAN FUNDS Semiannual Report 2005

NOTICE TO SHAREHOLDERS March 31, 2005 (unaudited)

Shareholder Meeting

At a special meeting of the holders of shares in International Fund on December 8, 2004, the shareholders voted to approve the following proposal:

Approval of the appointment of JPMorgan as the new investment sub-advisor.

At the meeting, shareholders approved this proposal as follows:

  Shares Voted For  Shares Voted Against  Shares Abstained

  64,886,797  114,092  49,216

How to Obtain a Copy of the Funds' Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Information

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q is available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Holdings

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2005

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Financial Advisor, Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

CO-ADMINISTRATORS

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

180 East Fifth Street

St. Paul, Minnesota 55101

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0116-05	5/2005	SAR-EQUITY

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of this item.

Item 11—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule
30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule
30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 10, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 10, 2005